UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments. – The schedule of investments for the period November 1, 2007 through January 31, 2008 are filed herewith.

US EQUITIES

TCW Balanced Fund

Schedule of Investments (Unaudited)	January 31, 2008

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (22.2% of Net Assets)
$80,000	Federal Home Loan Mortgage Corp., 4.375%, due 03/17/10	$82,717
100,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	104,937
140,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	150,083
987,231	Federal Home Loan Mortgage Corp., 5.5%, due 09/01/37	1,000,250
250,001	Federal National Mortgage Association, 5%, due 05/01/37	249,006
496,947	Government National Mortgage Association, 5.5%, due 07/15/37	507,284
	Total U.S. Government Agency Obligations	2,094,277
	U.S. Treasury Bonds (8.3%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	20,441
400,000	U.S. Treasury Bond, 4.875%, due 08/15/16	438,719
100,000	U.S. Treasury Bond, 6.125%, due 11/15/27	123,344
50,000	U.S. Treasury Bond, 6.125%, due 08/15/29	62,250
100,000	U.S. Treasury Bond, 7.125%, due 02/15/23	132,265
	Total U.S. Treasury Bonds	777,019
	U.S. Treasury Notes (6.4%)
50,000	U.S. Treasury Note, 4.625%, due 08/31/11	53,672
200,000	U.S. Treasury Note, 4.875%, due 06/30/12	217,641
330,000	U.S. Treasury Note, 5.125%, due 06/30/08	334,073
	Total U.S. Treasury Notes	605,386

	Total Fixed Income Securities (Cost: $3,343,068) (36.9%)	3,476,682

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.8%)
2,850	Honeywell International, Inc.	168,350

	Automobiles (1.5%)
4,845	General Motors Corp.	137,162

	Biotechnology (2.3%)
2,000	Amgen, Inc. (1)	93,180
8,250	Millennium Pharmaceuticals, Inc. (1)	125,153
	Total Biotechnology	218,333

	Commercial Services & Supplies (0.5%)
1,500	Waste Management, Inc.	48,660

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Communications Equipment (0.9%)
7,400	Motorola, Inc.	$85,322

	Computers & Peripherals (4.0%)
3,050	Dell, Inc. (1)	61,122
2,000	Hewlett-Packard Co.	87,500
2,100	International Business Machines Corp.	225,414
	Total Computers & Peripherals	374,036

	Consumer Finance (1.0%)
1,900	American Express Co.	93,708

	Diversified Financial Services (3.7%)
3,500	Citigroup, Inc.	98,770
5,350	JPMorgan Chase & Co.	254,392
	Total Diversified Financial Services	353,162

	Diversified Telecommunication Services (4.0%)
5,500	AT&T, Inc.	211,695
27,400	Qwest Communications International, Inc.	161,112
	Total Diversified Telecommunication Services	372,807

	Electric Utilities (1.4%)
3,100	American Electric Power Co., Inc.	132,773

	Electronic Equipment & Instruments (2.4%)
10,915	Flextronics International, Ltd. (1)	127,706
2,987	Tyco Electronics, Ltd.	100,990
	Total Electronic Equipment & Instruments	228,696

	Food Products (3.1%)
1,350	Dean Foods Co.	37,800
6,100	Kraft Foods, Inc. Class A	178,486
2,000	Whole Foods Market, Inc.	78,880
	Total Food Products	295,166

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (1.9%)
6,750	Boston Scientific Corp. (1)	$81,878
2,137	Covidien, Ltd.	95,374
	Total Health Care Equipment & Supplies	177,252

	Health Care Providers & Services (2.4%)
2,400	Aetna, Inc.	127,824
21,650	Tenet Healthcare Corp. (1)	95,909
	Total Health Care Providers & Services	223,733

	Household Durables (1.4%)
2,700	Sony Corp. (SP ADR)	128,223

	Household Products (1.8%)
2,550	Kimberly-Clark Corp.	167,408

	Industrial Conglomerates (2.9%)
4,800	General Electric Co.	169,968
2,537	Tyco International, Ltd.	99,856
	Total Industrial Conglomerates	269,824

	Insurance (3.0%)
2,250	American International Group, Inc.	124,110
3,250	Travelers Cos., Inc. (The)	156,325
	Total Insurance	280,435

	Leisure Equipment & Products (1.1%)
4,800	Mattel, Inc.	100,848

	Media (3.8%)
7,200	Comcast Corp. Class A (1)	130,752
7,250	Interpublic Group of Cos., Inc. (The) (1)	64,742
10,300	Time Warner, Inc.	162,122
	Total Media	357,616

	Metals & Mining (0.6%)
1,800	Alcoa, Inc.	59,580

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Multi-Utilities (0.6%)
1,300	Ameren Corp.	$58,253

	Multiline Retail (0.2%)
850	Macy’s, Inc.	23,494

	Oil, Gas & Consumable Fuels (4.4%)
2,400	Chevron Corp.	202,800
2,600	ConocoPhillips	208,832
	Total Oil, Gas & Consumable Fuels	411,632

	Paper & Forest Products (2.0%)
4,500	Louisiana-Pacific Corp.	68,715
4,400	MeadWestvaco Corp.	123,200
	Total Paper & Forest Products	191,915

	Pharmaceuticals (2.8%)
7,550	Pfizer, Inc.	176,594
3,450	Watson Pharmaceuticals, Inc. (1)	90,080
	Total Pharmaceuticals	266,674

	Road & Rail (1.2%)
2,400	CSX Corp.	116,352

	Semiconductors & Semiconductor Equipment (0.9%)
16,050	LSI Corp. (1)	83,781

	Specialty Retail (1.0%)
4,900	Gap, Inc. (The)	93,688

	Thrifts & Mortgage Finance (1.9%)
5,300	Fannie Mae	179,458

	Total Common Stock (Cost: $5,873,812) (60.5%)	5,698,341

See accompanying notes to financial statements.

Principal Amount
	Other Short-Term Investments (3.6%)
$336,402	State Street Bank & Trust Depository Reserve, 1.65%	$336,402

	Total Investments (Cost: $9,553,282) (101.0%)	9,511,425
	Liabilities in Excess of Other Assets (-1.0%)	(94,094)

	Net Assets (100.0%)	$9,417,331

Notes to Financial Statements:

SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	1.8%
Automobiles	1.5
Biotechnology	2.3
Commercial Services & Supplies	0.5
Communications Equipment	0.9
Computers & Peripherals	4.0
Consumer Finance	1.0
Diversified Financial Services	3.7
Diversified Telecommunication Services	4.0
Electric Utilities	1.4
Electronic Equipment & Instruments	2.4
Food Products	3.1
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	2.4
Household Durables	1.4
Household Products	1.8
Industrial Conglomerates	2.9
Insurance	3.0
Leisure Equipment & Products	1.1
Media	3.8
Metals & Mining	0.6
Multi-Utilities	0.6
Multiline Retail	0.2
Oil, Gas & Consumable Fuels	4.4
Paper & Forest Products	2.0
Pharmaceuticals	2.8
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	0.9
Specialty Retail	1.0
Thrifts & Mortgage Finance	1.9
U.S. Government Agency Obligations	22.2
U.S. Treasury Bonds	8.3
U.S. Treasury Notes	6.4
Short-Term Investments	3.6
Total	101.0%

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.9% of Net Assets)
457,709	Honeywell International, Inc.	$27,036,871

	Automobiles (2.3%)
770,190	General Motors Corp. (1)	21,804,079

	Biotechnology (3.7%)
319,100	Amgen, Inc. (2)	14,866,869
1,313,800	Millennium Pharmaceuticals, Inc. (1) (2)	19,930,346
	Total Biotechnology	34,797,215

	Commercial Services & Supplies (0.7%)
211,600	Waste Management, Inc.	6,864,304

	Communications Equipment (1.4%)
1,172,330	Motorola, Inc.	13,516,965

	Computers & Peripherals (6.3%)
492,700	Dell, Inc. (2)	9,873,708
315,157	Hewlett-Packard Co.	13,788,119
332,000	International Business Machines Corp.	35,636,880
	Total Computers & Peripherals	59,298,707

	Consumer Finance (1.6%)
298,150	American Express Co.	14,704,758

	Diversified Financial Services (5.4%)
558,800	Citigroup, Inc.	15,769,336
736,818	JPMorgan Chase & Co.	35,035,696
	Total Diversified Financial Services	50,805,032

	Diversified Telecommunication Services (6.2%)
853,700	AT&T, Inc.	32,858,913
4,351,000	Qwest Communications International, Inc. (1)	25,583,880
	Total Diversified Telecommunication Services	58,442,793

	Electric Utilities (2.4%)
527,250	American Electric Power Co., Inc.	22,582,117

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Electronic Equipment & Instruments (3.9%)
1,735,894	Flextronics International, Ltd. (2)	$20,309,960
471,575	Tyco Electronics, Ltd.	15,943,951
	Total Electronic Equipment & Instruments	36,253,911

	Food Products (5.0%)
220,000	Dean Foods Co. (1)	6,160,000
961,700	Kraft Foods, Inc. Class A	28,139,342
317,200	Whole Foods Market, Inc. (1)	12,510,368
	Total Food Products	46,809,710

	Health Care Equipment & Supplies (3.0%)
1,068,500	Boston Scientific Corp. (2)	12,960,905
337,630	Covidien, Ltd.	15,068,427
	Total Health Care Equipment & Supplies	28,029,332

	Health Care Providers & Services (3.5%)
380,300	Aetna, Inc.	20,254,778
2,970,450	Tenet Healthcare Corp. (1) (2)	13,159,093
	Total Health Care Providers & Services	33,413,871

	Household Durables (1.9%)
379,000	Sony Corp. (SP ADR)	17,998,710

	Household Products (2.8%)
400,350	Kimberly-Clark Corp.	26,282,977

	Industrial Conglomerates (4.5%)
760,200	General Electric Co.	26,918,682
399,125	Tyco International, Ltd.	15,709,560
	Total Industrial Conglomerates	42,628,242

	Insurance (4.7%)
359,650	American International Group, Inc.	19,838,294
508,100	Travelers Cos., Inc. (The)	24,439,610
	Total Insurance	44,277,904

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Leisure Equipment & Products (1.7%)
759,800	Mattel, Inc.	$15,963,398

	Media (6.1%)
1,139,100	Comcast Corp. Class A (2)	20,686,056
1,155,800	Interpublic Group of Cos., Inc. (The) (1) (2)	10,321,294
1,700,350	Time Warner, Inc. (1)	26,763,509
	Total Media	57,770,859

	Metals & Mining (1.0%)
285,400	Alcoa, Inc.	9,446,740

	Multi-Utilities (1.0%)
202,400	Ameren Corp.	9,069,544

	Multiline Retail (0.4%)
129,100	Macy’s, Inc.	3,568,324

	Oil, Gas & Consumable Fuels (6.9%)
377,900	Chevron Corp.	31,932,550
416,544	ConocoPhillips	33,456,814
	Total Oil, Gas & Consumable Fuels	65,389,364

	Paper & Forest Products (3.2%)
720,125	Louisiana-Pacific Corp. (1)	10,996,309
680,900	MeadWestvaco Corp.	19,065,200
	Total Paper & Forest Products	30,061,509

	Pharmaceuticals (4.6%)
1,196,300	Pfizer, Inc.	27,981,457
600,900	Watson Pharmaceuticals, Inc. (1) (2)	15,689,499
	Total Pharmaceuticals	43,670,956

	Road & Rail (2.0%)
378,900	CSX Corp.	18,369,072

	Semiconductors & Semiconductor Equipment (1.4%)
2,548,000	LSI Corp. (1) (2)	13,300,560

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Specialty Retail (1.6%)
774,600	Gap, Inc. (The)	$14,810,352

	Thrifts & Mortgage Finance (3.0%)
844,680	Fannie Mae (1)	28,600,865

	Total Common Stock (Cost: $912,660,506) (95.1%)	895,569,041

Number of Shares	Short-Term Investments
	Money Market Investments (8.7%)
82,386,971	State Street Navigator Securities Lending Trust, 3.92% (3)	82,386,971

Principal Amount
	Other Short-Term Investments (4.8%)
$45,561,738	State Street Bank & Trust Depository Reserve, 1.65%	45,561,738
	Total Short-Term Investments (Cost: $127,948,709) (13.5%)	127,948,709

	Total Investments (Cost: $1,040,609,215) (108.6%)	1,023,517,750
	Liabilities in Excess of Other Assets (-8.6%)	(81,293,194)

	Net Assets (100.0%)	$942,224,556

Notes to Financial Statements:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
(1)		Security partially or fully lent (Note 3).
(2)		Non income-producing security.
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	2.9%
Automobiles	2.3
Biotechnology	3.7
Commercial Services & Supplies	0.7
Communications Equipment	1.4
Computers & Peripherals	6.3
Consumer Finance	1.6
Diversified Financial Services	5.4
Diversified Telecommunication Services	6.2
Electric Utilities	2.4
Electronic Equipment & Instruments	3.8
Food Products	5.0
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	3.5
Household Durables	1.9
Household Products	2.8
Industrial Conglomerates	4.5
Insurance	4.7
Leisure Equipment & Products	1.7
Media	6.1
Metals & Mining	1.0
Multi-Utilities	1.0
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	6.9
Paper & Forest Products	3.2
Pharmaceuticals	4.6
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	1.6
Thrifts & Mortgage Finance	3.0
Short-Term Investments	13.6
Total	108.6%

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.8% of Net Assets)
471,300	Honeywell International, Inc.	$27,839,691

	Automobiles (2.4%)
1,278,940	General Motors Corp. (1)	36,206,791

	Capital Markets (1.1%)
917,800	Blackstone Group, LP (The) (1)	16,841,630

	Chemicals (3.7%)
1,214,100	Du Pont (E.I.) de Nemours & Co. (1)	54,853,038

	Commercial Services & Supplies (2.6%)
354,700	Avery Dennison Corp.	18,380,554
625,400	Waste Management, Inc.	20,287,976
	Total Commercial Services & Supplies	38,668,530

	Communications Equipment (1.4%)
1,776,300	Motorola, Inc.	20,480,739

	Computers & Peripherals (5.4%)
530,100	Hewlett-Packard Co.	23,191,875
537,100	International Business Machines Corp.	57,652,314
	Total Computers & Peripherals	80,844,189

	Containers & Packaging (2.8%)
1,749,100	Packaging Corp. of America	42,398,184

	Diversified Financial Services (5.4%)
1,062,100	Citigroup, Inc.	29,972,462
1,059,600	JPMorgan Chase & Co.	50,383,980
	Total Diversified Financial Services	80,356,442

	Diversified Telecommunication Services (9.9%)
1,213,200	AT&T, Inc.	46,696,068
1,232,204	BCE, Inc.	42,819,089
7,015,700	Qwest Communications International, Inc. (1)	41,252,316
1,519,854	Windstream Corp. (1)	17,645,505
	Total Diversified Telecommunication Services	148,412,978

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Electric Utilities (2.6%)
929,000	American Electric Power Co., Inc.	$39,789,070

	Electronic Equipment & Instruments (1.8%)
805,800	Tyco Electronics, Ltd.	27,244,098

	Food Products (6.0%)
1,392,100	Kraft Foods, Inc. Class A	40,732,846
2,005,100	Sara Lee Corp.	28,191,706
527,100	Whole Foods Market, Inc. (1)	20,788,824
	Total Food Products	89,713,376

	Health Care Equipment & Supplies (1.0%)
340,900	Covidien, Ltd.	15,214,367

	Health Care Providers & Services (3.4%)
556,000	Aetna, Inc.	29,612,560
4,823,285	Tenet Healthcare Corp. (1) (2)	21,367,153
	Total Health Care Providers & Services	50,979,713

	Household Durables (1.1%)
352,300	Sony Corp. (SP ADR)	16,730,727

	Household Products (2.8%)
652,500	Kimberly-Clark Corp.	42,836,625

	Industrial Conglomerates (5.0%)
1,413,200	General Electric Co.	50,041,412
622,900	Tyco International, Ltd.	24,517,344
	Total Industrial Conglomerates	74,558,756

	Insurance (6.2%)
597,300	American International Group, Inc.	32,947,068
345,800	Chubb Corp. (The)	17,908,982
862,600	Travelers Cos., Inc. (The)	41,491,060
	Total Insurance	92,347,110

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Leisure Equipment & Products (1.8%)
1,261,900	Mattel, Inc.	$26,512,519

	Media (3.4%)
964,150	Comcast Corp. Class A (2)	17,508,964
1,816,200	Regal Entertainment Group Class A (1)	33,672,348
	Total Media	51,181,312

	Metals & Mining (1.0%)
455,700	Alcoa, Inc.	15,083,670

	Multi-Utilities (0.9%)
294,500	Ameren Corp.	13,196,545

	Oil, Gas & Consumable Fuels (7.1%)
598,800	Chevron Corp.	50,598,600
691,300	ConocoPhillips	55,525,216
	Total Oil, Gas & Consumable Fuels	106,123,816

	Paper & Forest Products (3.3%)
1,065,700	Louisiana-Pacific Corp. (1)	16,273,239
1,200,000	MeadWestvaco Corp.	33,600,000
	Total Paper & Forest Products	49,873,239

	Pharmaceuticals (4.5%)
1,940,600	Pfizer, Inc.	45,390,634
829,100	Watson Pharmaceuticals, Inc. (2)	21,647,801
	Total Pharmaceuticals	67,038,435

	Real Estate Investment Trusts (REITs) (2.0%)
1,068,100	CapitalSource, Inc. (1)	17,527,521
392,000	Hospitality Properties Trust	13,308,400
	Total Real Estate Investment Trusts (REITs)	30,835,921

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Road & Rail (3.1%)
382,500	CSX Corp.	$18,543,600
228,200	Union Pacific Corp.	28,531,846
	Total Road & Rail	47,075,446

	Specialty Retail (1.5%)
1,178,000	Gap, Inc. (The)	22,523,360

	Thrifts & Mortgage Finance (4.9%)
1,407,870	Fannie Mae (1)	47,670,478
1,371,400	New York Community Bancorp, Inc. (1)	25,439,470
	Total Thrifts & Mortgage Finance	73,109,948

	Total Common Stock (Cost: $1,477,819,100) (99.9%)	1,498,870,265

Number of Shares	Short-Term Investments
	Money Market Investments (13.2%)
197,632,662	State Street Navigator Securities Lending Trust, 3.92% (3)	197,632,662

	Total Investments (Cost: $1,675,451,762) (113.1%)	1,696,502,927
	Liabilities in Excess of Other Assets (-13.1%)	(196,777,786)

	Net Assets (100.0%)	$1,499,725,141

Notes to Financial Statements:

SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security partially or fully lent (Note 3).
(2)		Non-income producing security.
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	1.8%
Automobiles	2.4
Capital Markets	1.1
Chemicals	3.7
Commercial Services & Supplies	2.6
Communications Equipment	1.4
Computers & Peripherals	5.4
Containers & Packaging	2.8
Diversified Financial Services	5.4
Diversified Telecommunication Services	9.9
Electric Utilities	2.6
Electronic Equipment & Instruments	1.8
Food Products	6.0
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	3.4
Household Durables	1.1
Household Products	2.8
Industrial Conglomerates	5.0
Insurance	6.2
Leisure Equipment & Products	1.8
Media	3.4
Metals & Mining	1.0
Multi-Utilities	0.9
Oil, Gas & Consumable Fuels	7.1
Paper & Forest Products	3.3
Pharmaceuticals	4.5
Real Estate Investment Trusts (REITs)	2.0
Road & Rail	3.1
Specialty Retail	1.5
Thrifts & Mortgage Finance	4.9
Short-Term Investments	13.2
Total	113.1%

See accompanying notes to financial statements.

US EQUITIES
TCW Equities Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (6.0% of Net Assets)
18,210	Honeywell International, Inc.	$1,075,665
15,365	Lockheed Martin Corp.	1,658,191
11,740	Northrop Grumman Corp.	931,686
	Total Aerospace & Defense	3,665,542

	Air Freight & Logistics (3.6%)
13,215	FedEx Corp. (1)	1,235,338
13,212	United Parcel Service, Inc. Class B (1)	966,590
	Total Air Freight & Logistics	2,201,928

	Biotechnology (2.1%)
16,515	Genzyme Corp. (2)	1,290,317

	Capital Markets (4.9%)
2,764	Goldman Sachs Group, Inc.	554,928
25,895	Lehman Brothers Holdings, Inc. (1)	1,661,682
7,500	Merrill Lynch & Co., Inc.	423,000
15,730	The Charles Schwab Corp.	350,779
	Total Capital Markets	2,990,389

	Chemicals (5.7%)
17,165	Air Products & Chemicals, Inc. (1)	1,545,193
30,112	Ecolab, Inc. (1)	1,452,904
6,050	Praxair, Inc.	489,506
	Total Chemicals	3,487,603

	Commercial Banks (3.2%)
57,867	Wells Fargo & Co. (1)	1,968,057

	Commercial Services & Supplies (1.7%)
32,800	Waste Management, Inc.	1,064,032

	Communications Equipment (3.4%)
21,200	Corning, Inc.	510,284
79,550	Motorola, Inc. (1)	917,211
18,700	Nokia Oyj (SP ADR) (1)	690,965
	Total Communications Equipment	2,118,460

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Diversified Financial Services (6.7%)
16,300	CIT Group, Inc. (1)	$455,748
46,187	Citigroup, Inc.	1,303,397
49,208	JPMorgan Chase & Co. (1)	2,339,841
	Total Diversified Financial Services	4,098,986

	Electric Utilities (1.5%)
12,380	Exelon Corp. (1)	943,232

	Electrical Equipment (1.7%)
20,980	Emerson Electric Co.	1,066,623

	Energy Equipment & Services (9.0%)
14,850	Baker Hughes, Inc. (1)	964,211
34,185	Halliburton Co. (1)	1,133,916
4,920	Noble Corp.	215,348
16,560	Schlumberger, Ltd.	1,249,618
9,164	Transocean, Inc. (2)	1,123,506
13,900	Weatherford International, Ltd. (2)	859,159
	Total Energy Equipment & Services	5,545,758

	Food & Staples Retailing (2.1%)
5,275	Costco Wholesale Corp. (1)	358,383
31,235	Sysco Corp. (1)	907,377
	Total Food & Staples Retailing	1,265,760

	Food Products (1.8%)
51,500	ConAgra Foods, Inc.	1,108,795

	Health Care Providers & Services (6.8%)
29,400	Cardinal Health, Inc.	1,704,318
28,375	McKesson Corp.	1,781,666
13,300	UnitedHealth Group, Inc.	676,172
	Total Health Care Providers & Services	4,162,156

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Household Products (4.3%)
39,700	Procter & Gamble Co. (The)	$2,618,215

	Insurance (5.8%)
8,275	Allstate Corp.	407,709
42,400	American International Group, Inc. (1)	2,338,784
10,250	Hartford Financial Services Group (1)	827,893
	Total Insurance	3,574,386

	Machinery (6.0%)
25,085	Danaher Corp. (1)	1,867,578
22,015	Flowserve Corp.	1,807,872
	Total Machinery	3,675,450

	Metals & Mining (1.2%)
10,100	Allegheny Technologies, Inc.	711,040

	Multiline Retail (2.0%)
26,330	Kohl’s Corp. (1) (2)	1,201,701

	Oil, Gas & Consumable Fuels (7.7%)
5,600	Apache Corp.	534,464
33,871	Exxon Mobil Corp.	2,926,455
9,670	Peabody Energy Corp. (1)	522,373
13,115	Valero Energy Corp.	776,277
	Total Oil, Gas & Consumable Fuels	4,759,569

	Pharmaceuticals (2.3%)
22,100	Johnson & Johnson	1,398,046

	Road & Rail (2.6%)
9,900	CSX Corp. (1)	479,952
20,750	Norfolk Southern Corp. (1)	1,128,593
	Total Road & Rail	1,608,545

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (4.5%)
34,990	Microchip Technology, Inc. (1)	$1,116,531
54,205	Texas Instruments, Inc. (1)	1,676,561
	Total Semiconductors & Semiconductor Equipment	2,793,092

	Specialty Retail (3.1%)
6,935	Best Buy Co., Inc. (1)	338,497
33,000	Lowe’s Companies, Inc.	872,520
23,000	TJX Companies, Inc. (The) (1)	725,880
	Total Specialty Retail	1,936,897

	Total Common Stock (Cost: $51,939,415) (99.7%)	61,254,579

Number of Shares	Short-Term Investments
	Money Market Investments (28.1%)
17,221,022	State Street Navigator Securities Lending Trust, 3.92% (3)	17,221,022

Principal Amount
	Other Short-Term Investments (0.6%)
$366,332	State Street Bank & Trust Depository Reserve, 1.65%	366,332
	Total Short-Term Investments (Cost: $17,587,354) (28.7%)	17,587,354

	Total Investments (Cost: $69,526,769) (128.4%)	78,841,933
	Liabilities in Excess of Other Assets (-28.4%)	(17,427,045)

	Net Assets (100.0%)	$61,414,888

Notes to Financial Statements:

SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security partially or fully lent (Note 3).
(2)		Non-income producing security.
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	6.0%
Air Freight & Logistics	3.6
Biotechnology	2.1
Capital Markets	4.9
Chemicals	5.7
Commercial Banks	3.2
Commercial Services & Supplies	1.7
Communications Equipment	3.4
Diversified Financial Services	6.7
Electric Utilities	1.5
Electrical Equipment	1.7
Energy Equipment & Services	9.0
Food & Staples Retailing	2.1
Food Products	1.8
Health Care Providers & Services	6.8
Household Products	4.3
Insurance	5.8
Machinery	6.0
Metals & Mining	1.2
Multiline Retail	2.0
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	2.3
Road & Rail	2.6
Semiconductors & Semiconductor Equipment	4.5
Specialty Retail	3.2
Short-Term Investments	28.6
Total	128.4%

See accompanying notes to financial statements.

US EQUITIES
TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (9.0% of Net Assets)
19,800	Honeywell International, Inc.	$1,169,586
13,800	Lockheed Martin Corp.	1,489,296
12,505	Northrop Grumman Corp.	992,397
	Total Aerospace & Defense	3,651,279

	Biotechnology (2.4%)
12,700	Genzyme Corp. (1) (2)	992,251

	Capital Markets (3.3%)
20,600	Lehman Brothers Holdings, Inc. (2)	1,321,902

	Chemicals (5.5%)
9,465	Air Products & Chemicals, Inc. (2)	852,039
28,875	Ecolab, Inc. (2)	1,393,219
	Total Chemicals	2,245,258

	Commercial Banks (1.8%)
21,820	Wells Fargo & Co. (2)	742,098

	Commercial Services & Supplies (2.1%)
26,000	Waste Management, Inc.	843,440

	Communications Equipment (2.2%)
39,900	Motorola, Inc. (2)	460,047
11,300	Nokia Oyj (SP ADR)	417,535
	Total Communications Equipment	877,582

	Diversified Financial Services (8.0%)
16,500	CIT Group, Inc. (2)	461,340
36,650	Citigroup, Inc.	1,034,263
37,125	JPMorgan Chase & Co. (2)	1,765,294
	Total Diversified Financial Services	3,260,897

	Electric Utilities (2.6%)
13,865	Exelon Corp. (2)	1,056,374

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Electrical Equipment (2.5%)
19,625	Emerson Electric Co. (2)	$997,735

	Energy Equipment & Services (11.9%)
33,260	Halliburton Co. (2)	1,103,234
8,175	Noble Corp.	357,820
16,735	Schlumberger, Ltd.	1,262,823
9,154	Transocean, Inc. (1)	1,122,281
16,400	Weatherford International, Ltd. (1)	1,013,684
	Total Energy Equipment & Services	4,859,842

	Health Care Providers & Services (9.0%)
23,400	Cardinal Health, Inc.	1,356,498
21,390	McKesson Corp.	1,343,078
19,000	UnitedHealth Group, Inc.	965,960
	Total Health Care Providers & Services	3,665,536

	Household Products (5.1%)
31,200	Procter & Gamble Co. (The)	2,057,640

	Insurance (3.3%)
24,350	American International Group, Inc. (2)	1,343,146

	Machinery (6.8%)
15,750	Danaher Corp. (2)	1,172,588
19,595	Flowserve Corp. (2)	1,609,141
	Total Machinery	2,781,729

	Multiline Retail (3.3%)
29,525	Kohl’s Corp. (1) (2)	1,347,521

	Oil, Gas & Consumable Fuels (5.8%)
9,400	Apache Corp. (2)	897,136
16,840	Exxon Mobil Corp.	1,454,976
	Total Oil, Gas & Consumable Fuels	2,352,112

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Pharmaceuticals (3.3%)
21,400	Johnson & Johnson	$1,353,764

	Road & Rail (3.9%)
28,885	Norfolk Southern Corp. (2)	1,571,055

	Semiconductors & Semiconductor Equipment (6.5%)
40,115	Microchip Technology, Inc. (2)	1,280,070
44,180	Texas Instruments, Inc. (2)	1,366,487
	Total Semiconductors & Semiconductor Equipment	2,646,557

	Total Common Stock (Cost: $36,596,987) (98.3%)	39,967,718

Number of Shares	Short-Term Investments
	Money Market Investments (28.6%)
11,616,503	State Street Navigator Securities Lending Trust, 3.92% (3)	11,616,503

Principal Amount
	Other Short-Term Investments (1.9%)
$783,779	State Street Bank & Trust Depository Reserve, 1.65%	783,779
	Total Short-Term Investments (Cost: $12,400,282) (30.5%)	12,400,282

	Total Investments (Cost: $48,997,269) (128.8%)	52,368,000
	Liabilities in Excess of Other Assets (-28.8%)	(11,701,128)

	Net Assets (100.0%)	$40,666,872

Notes to Financial Statements:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
(1)		Non income-producing security.
(2)		Security partially or fully lent (Note 3).
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	9.0%
Biotechnology	2.4
Capital Markets	3.3
Chemicals	5.5
Commercial Banks	1.8
Commercial Services & Supplies	2.1
Communications Equipment	2.2
Diversified Financial Services	8.0
Electric Utilities	2.6
Electrical Equipment	2.5
Energy Equipment & Services	11.9
Health Care Providers & Services	9.0
Household Products	5.1
Insurance	3.3
Machinery	6.8
Multiline Retail	3.3
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	3.3
Road & Rail	3.9
Semiconductors & Semiconductor Equipment	6.5
Short-Term Investments	30.5
Total	128.8%

See accompanying notes to financial statements.

US EQUITIES
TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.3% of Net Assets)
150	Honeywell International, Inc.	$8,860
220	Raytheon Co.	14,331
250	Spirit AeroSystems Holdings, Inc. Class A (1)	6,905
	Total Aerospace & Defense	30,096

	Beverages (0.3%)
70	Hansen Natural Corp. (1)	2,699

	Biotechnology (6.8%)
205	Arena Pharmaceuticals, Inc. (1)	1,484
265	Celgene Corp. (1)	14,869
125	Cephalon, Inc. (1)	8,204
50	Cougar Biotechnology, Inc. (1)	1,496
467	CV Therapeutics, Inc. (1)	3,913
255	Genentech, Inc. (1)	17,898
195	Gilead Sciences, Inc. (1)	8,910
190	Isis Pharmaceuticals, Inc. (1)	2,964
90	Vertex Pharmaceuticals, Inc. (1)	1,832
	Total Biotechnology	61,570

	Capital Markets (3.0%)
80	Affiliated Managers Group, Inc. (1)	7,865
55	Goldman Sachs Group, Inc.	11,042
135	SEI Investments Co.	3,740
85	T. Rowe Price Group, Inc.	4,300
	Total Capital Markets	26,947

	Chemicals (4.8%)
245	Monsanto Co.	27,548
95	Mosaic Co. (The) (1)	8,646
90	Praxair, Inc.	7,282
	Total Chemicals	43,476

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Commercial Services & Supplies (1.3%)
105	Clean Harbors, Inc. (1)	$5,825
105	Corporate Executive Board Co.	6,043
	Total Commercial Services & Supplies	11,868

	Communications Equipment (8.9%)
930	Corning, Inc.	22,385
510	Infinera Corp. (1)	5,197
750	Qualcomm, Inc.	31,815
225	Research In Motion, Ltd. (1)	21,123
	Total Communications Equipment	80,520

	Computers & Peripherals (3.3%)
165	Apple, Inc. (1)	22,334
1,095	Brocade Communications Systems, Inc. (1)	7,545
	Total Computers & Peripherals	29,879

	Construction & Engineering (0.8%)
330	Quanta Services, Inc. (1)	7,234

	Distributors (0.4%)
185	LKQ Corp. (1)	3,310

	Diversified Consumer Services (0.6%)
30	Capella Education Co. (1)	1,892
165	K12, Inc. (1)	3,795
	Total Diversified Consumer Services	5,687

	Diversified Financial Services (2.6%)
140	IntercontinentalExchange, Inc. (1)	19,594
115	MSCI, Inc. Class A (1)	3,792
	Total Diversified Financial Services	23,386

	Electrical Equipment (0.4%)
145	Energy Conversion Devices, Inc. (1)	3,347

	Electronic Equipment & Instruments (0.6%)
65	Itron, Inc. (1)	5,356

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Energy Equipment & Services (9.3%)
35	Core Laboratories N.V. (1)	$3,945
290	FMC Technologies, Inc. (1)	13,967
190	Oceaneering International, Inc. (1)	10,940
90	Schlumberger, Ltd.	6,791
175	Transocean, Inc. (1)	21,455
435	Weatherford International, Ltd. (1)	26,887
	Total Energy Equipment & Services	83,985

	Food & Staples Retailing (1.5%)
345	CVS Caremark Corp.	13,479

	Health Care Equipment & Supplies (1.8%)
405	Dexcom, Inc. (1)	3,406
1,933	Thermage, Inc. (1)	8,215
270	Thoratec Corp. (1)	4,320
	Total Health Care Equipment & Supplies	15,941

	Health Care Providers & Services (5.5%)
375	Express Scripts, Inc. (1)	25,309
135	HMS Holdings Corp. (1)	4,266
330	Medco Health Solutions, Inc. (1)	16,526
130	Psychiatric Solutions, Inc. (1)	3,922
	Total Health Care Providers & Services	50,023

	Hotels, Restaurants & Leisure (3.7%)
80	Ctrip.com International, Ltd. (ADR)	3,653
205	Home Inns & Hotels Management, Inc. (ADR) (1)	5,738
195	International Game Technology	8,321
85	Las Vegas Sands Corp. (1)	7,452
280	P.F. Chang’s China Bistro, Inc. (1)	7,963
	Total Hotels, Restaurants & Leisure	33,127

	Household Products (1.0%)
135	Procter & Gamble Co. (The)	8,829

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Insurance (2.3%)
145	AFLAC, Inc.	$8,893
111	eHealth, Inc. (1)	2,907
280	First Mercury Financial Corp. (1)	5,351
126	National Interstate Corp.	3,577
	Total Insurance	20,728

	Internet Software & Services (5.4%)
205	Akamai Technologies, Inc. (1)	6,191
6	Baidu.com, Inc. (SP ADR) (1)	1,680
115	Bankrate, Inc. (1)	6,236
42	Google, Inc. Class A (1)	23,701
140	Mercadolibre, Inc. (1)	5,184
85	SINA Corp. (1)	3,374
90	Vocus, Inc. (1)	2,648
	Total Internet Software & Services	49,014

	IT Services (3.4%)
695	Cognizant Technology Solutions Corp. Class A (1)	19,390
55	Mastercard, Inc. Class A	11,385
	Total IT Services	30,775

	Leisure Equipment & Products (0.5%)
730	Leapfrog Enterprises, Inc. (1)	4,752

	Life Sciences Tools & Services (1.6%)
100	Invitrogen Corp. (1)	8,567
230	WuXi PharmaTech (Cayman), Inc. (ADR) (1)	5,794
	Total Life Sciences Tools & Services	14,361

	Machinery (4.5%)
100	Chart Industries, Inc. (1)	2,531
80	Cummins, Inc.	3,862
10	Danaher Corp.	745
295	Flowserve Corp.	24,225
150	ITT Corp.	8,915
	Total Machinery	40,278

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Media (0.7%)
95	Dolan Media Co. (1)	$2,153
1,290	Sirius Satellite Radio, Inc. (1)	4,128
	Total Media	6,281

	Oil, Gas & Consumable Fuels (2.3%)
80	Plains Exploration & Production Co. (1)	3,891
80	Quicksilver Resources, Inc. (1)	4,546
115	Swift Energy Co. (1)	4,962
50	Ultra Petroleum Corp. (1)	3,440
75	Whiting Petroleum Corp. (1)	4,031
	Total Oil, Gas & Consumable Fuels	20,870

	Pharmaceuticals (0.2%)
170	Cypress Bioscience, Inc. (1)	1,426

	Real Estate Management & Development (0.4%)
200	E-House China Holdings, Ltd. (ADR) (1)	3,696

	Retailers (0.3%)
340	Lumber Liquidators, Inc. (1)	3,026

	Semiconductors & Semiconductor Equipment (3.3%)
224	Cavium Networks, Inc. (1)	4,281
80	Hittite Microwave Corp. (1)	3,185
1,340	Marvell Technology Group, Ltd. (1)	15,906
1,435	PMC-Sierra, Inc. (1)	6,730
	Total Semiconductors & Semiconductor Equipment	30,102

	Software (1.8%)
195	ANSYS, Inc. (1)	6,808
330	Take-Two Interactive Software, Inc. (1)	5,425
145	Ultimate Software Group, Inc. (1)	3,922
	Total Software	16,155

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Specialty Retail (3.0%)
150	Abercrombie & Fitch Co. Class A	$11,953
245	Guess?, Inc.	9,141
270	PetSmart, Inc.	6,175
	Total Specialty Retail	27,269

	Textiles, Apparel & Luxury Goods (1.0%)
145	Polo Ralph Lauren Corp. Class A	8,786

	Wireless Telecommunication Services (4.7%)
640	American Tower Corp. Class A (1)	24,019
315	Clearwire Corp. Class A (1)	4,328
330	NII Holdings, Inc. Class B (1)	14,078
	Total Wireless Telecommunication Services	42,425

	Total Common Stock (Cost: $940,643) (95.3%)	860,703

Principal Amount
	Other Short-Term Investments (3.6%)
$32,731	State Street Bank & Trust Depository Reserve, 1.65%	32,731

	Total Investments (Cost: $973,374) (98.9%)	893,434
	Excess of Other Assets over Liabilities (1.1%)	10,144

	Net Assets (100.0%)	$903,578

Notes to Financial Statements:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	3.3%
Beverages	0.3
Biotechnology	6.8
Capital Markets	3.0
Chemicals	4.8
Commercial Services & Supplies	1.3
Communications Equipment	8.9
Computers & Peripherals	3.3
Construction & Engineering	0.8
Distributors	0.4
Diversified Consumer Services	0.6
Diversified Financial Services	2.6
Electrical Equipment	0.4
Electronic Equipment & Instruments	0.6
Energy Equipment & Services	9.3
Food & Staples Retailing	1.5
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	5.5
Hotels, Restaurants & Leisure	3.7
Household Products	1.0
IT Services	3.4
Insurance	2.3
Internet Software & Services	5.4
Leisure Equipment & Products	0.5
Life Sciences Tools & Services	1.6
Machinery	4.5
Media	0.7
Oil, Gas & Consumable Fuels	2.3
Pharmaceuticals	0.2
Real Estate Management & Development	0.4
Retailers	0.3
Semiconductors & Semiconductor Equipment	3.3
Software	1.8
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	1.0
Wireless Telecommunication Services	4.7
Short-Term Investments	3.6
Total	98.9%

See accompanying notes to financial statements.

US EQUITIES
TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.0% of Net Assets)
30,300	Spirit AeroSystems Holdings, Inc. Class A (1) (2)	$836,886

	Biotechnology (4.1%)
20,100	CV Therapeutics, Inc. (1) (2)	168,438
10,900	Genzyme Corp. (1)	851,617
26,700	Isis Pharmaceuticals, Inc. (1) (2)	416,520
15,000	Vertex Pharmaceuticals, Inc. (1) (2)	305,400
	Total Biotechnology	1,741,975

	Capital Markets (5.0%)
7,300	Affiliated Managers Group, Inc. (1) (2)	717,663
6,100	GFI Group, Inc. (1) (2)	538,081
31,100	SEI Investments Co.	861,470
	Total Capital Markets	2,117,214

	Commercial Services & Supplies (8.4%)
13,100	Advisory Board Co. (1)	834,732
17,700	Clean Harbors, Inc. (1) (2)	981,996
16,650	Corporate Executive Board Co. (2)	958,207
39,700	Resources Connection, Inc. (2)	830,921
	Total Commercial Services & Supplies	3,605,856

	Communications Equipment (4.9%)
54,300	Infinera Corp. (1) (2)	553,317
4,910	Neutral Tandem, Inc. (1)	98,200
15,300	Research In Motion, Ltd. (1)	1,436,364
	Total Communications Equipment	2,087,881

	Construction & Engineering (3.2%)
13,144	Foster Wheeler, Ltd. (1) (2)	899,970
21,000	Quanta Services, Inc. (1) (2)	460,320
	Total Construction & Engineering	1,360,290

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Diversified Consumer Services (3.1%)
4,300	K12, Inc. (1)	$98,900
7,000	Strayer Education, Inc. (2)	1,208,060
	Total Diversified Consumer Services	1,306,960

	Diversified Financial Services (2.4%)
3,000	IntercontinentalExchange, Inc. (1)	419,880
18,477	MSCI, Inc. Class A (1)	609,187
	Total Diversified Financial Services	1,029,067

	Energy Equipment & Services (14.4%)
20,121	Compagnie Generale de Geophysique - Veritas (CGG-Veritas) (SP ADR) (1) (2)	939,248
7,900	Core Laboratories N.V. (1) (2)	890,330
28,200	FMC Technologies, Inc. (1) (2)	1,358,112
11,200	National Oilwell Varco, Inc. (1)	674,576
16,900	Oceaneering International, Inc. (1)	973,102
24,500	Smith International, Inc. (2)	1,328,145
	Total Energy Equipment & Services	6,163,513

	Health Care Equipment & Supplies (2.6%)
3,000	Intuitive Surgical, Inc. (1) (2)	762,000
22,900	Thoratec Corp. (1) (2)	366,400
	Total Health Care Equipment & Supplies	1,128,400

	Health Care Providers & Services (1.0%)
14,400	Psychiatric Solutions, Inc. (1) (2)	434,448

	Health Care Technology (1.9%)
15,400	Cerner Corp. (1) (2)	806,960

	Hotels, Restaurants & Leisure (8.6%)
7,700	Chipotle Mexican Grill, Inc. Class B (1) (2)	737,814
24,500	Ctrip.com International, Ltd. (ADR)	1,118,670
16,200	Home Inns & Hotels Management, Inc. (ADR) (1) (2)	453,438
28,900	P.F. Chang’s China Bistro, Inc. (1) (2)	821,916
4,500	Wynn Resorts, Ltd. (2)	517,410
	Total Hotels, Restaurants & Leisure	3,649,248

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Insurance (2.3%)
31,000	eHealth, Inc. (1)	$811,890
5,482	National Interstate Corp. (2)	155,634
	Total Insurance	967,524

	Internet Software & Services (7.5%)
32,000	Akamai Technologies, Inc. (1) (2)	966,400
2,700	Baidu.com, Inc. (SP ADR) (1)	755,865
18,400	Bankrate, Inc. (1) (2)	997,832
13,029	Mercadolibre, Inc. (1) (2)	482,464
	Total Internet Software & Services	3,202,561

	IT Services (2.5%)
37,900	Cognizant Technology Solutions Corp. Class A (1) (2)	1,057,410

	Life Sciences Tools & Services (2.1%)
35,016	WuXi PharmaTech (Cayman), Inc. (ADR) (1) (2)	882,053

	Machinery (3.0%)
7,600	Cummins, Inc.	366,928
11,200	Flowserve Corp.	919,744
	Total Machinery	1,286,672

	Metals & Mining (1.6%)
10,000	Allegheny Technologies, Inc.	704,000

	Personal Products (1.7%)
31,100	Bare Escentuals, Inc. (1) (2)	741,424

	Semiconductors & Semiconductor Equipment (3.4%)
16,192	Cavium Networks, Inc. (1) (2)	309,429
13,465	Hittite Microwave Corp. (1) (2)	536,176
50,700	Marvell Technology Group, Ltd. (1) (2)	601,809
	Total Semiconductors & Semiconductor Equipment	1,447,414

	Software (6.5%)
19,027	ANSYS, Inc. (1) (2)	664,233
20,550	Salesforce.com, Inc. (1) (2)	1,074,354

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Software (Continued)
32,400	Take-Two Interactive Software, Inc. (1) (2)	$532,656
8,696	VMware, Inc. Class A (1) (2)	492,628
	Total Software	2,763,871

	Specialty Retail (3.1%)
16,700	Dick’s Sporting Goods, Inc. (1) (2)	543,585
18,800	PetSmart, Inc. (2)	429,956
17,400	Zumiez, Inc. (1) (2)	334,602
	Total Specialty Retail	1,308,143

	Wireless Telecommunication Services (1.8%)
55,500	Clearwire Corp. Class A (1) (2)	762,570

	Total Common Stock (Cost: $36,267,715) (97.1%)	41,392,340

Number of Shares	Short-Term Investments
	Money Market Investments (28.9%)
12,318,623	State Street Navigator Securities Lending Trust, 3.92% (3)	12,318,623

Principal Amount
	Other Short-Term Investments (1.2%)
$504,049	State Street Bank & Trust Depository Reserve, 1.65%	504,049
	Total Short-Term Investments (Cost: $12,822,672) (30.1%)	12,822,672

	Total Investments (Cost: $49,090,387) (127.2%)	54,215,012
	Liabilities in Excess of Other Assets (-27.2%)	(11,599,642)

	Net Assets (100.0%)	$42,615,370

Notes to Financial Statements:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non income-producing security.
(2)		Security partially or fully lent (Note 3).
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Biotechnology	4.1
Capital Markets	5.0
Commercial Services & Supplies	8.4
Communications Equipment	4.9
Construction & Engineering	3.2
Diversified Consumer Services	3.1
Diversified Financial Services	2.4
Energy Equipment & Services	14.4
Health Care Equipment & Supplies	2.6
Health Care Providers & Services	1.0
Health Care Technology	1.9
Hotels, Restaurants & Leisure	8.6
IT Services	2.5
Insurance	2.3
Internet Software & Services	7.5
Life Sciences Tools & Services	2.1
Machinery	3.0
Metals & Mining	1.6
Personal Products	1.7
Semiconductors & Semiconductor Equipment	3.4
Software	6.5
Specialty Retail	3.1
Wireless Telecommunication Services	1.8
Short-Term Investments	30.1
Total	127.2%

See accompanying notes to financial statements.

US EQUITIES
TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (4.4% of Net Assets)
3,650	Boeing Co. (The)	$303,607
2,400	General Dynamics Corp.	202,704
5,100	Raytheon Co.	332,214
	Total Aerospace & Defense	838,525

	Biotechnology (4.8%)
10,550	Celgene Corp. (1)	591,961
4,500	Genentech, Inc. (1)	315,855
	Total Biotechnology	907,816

	Capital Markets (3.9%)
2,050	Goldman Sachs Group, Inc.	411,578
6,650	T. Rowe Price Group, Inc.	336,424
	Total Capital Markets	748,002

	Chemicals (7.1%)
9,150	Monsanto Co.	1,028,826
3,600	Mosaic Co. (The) (1)	327,636
	Total Chemicals	1,356,462

	Commercial Services & Supplies (1.5%)
10,500	Corrections Corp. of America (1)	278,670

	Communications Equipment (9.1%)
20,100	Corning, Inc.	483,807
21,400	Qualcomm, Inc.	907,788
3,650	Research In Motion, Ltd. (RIM) (1)	342,662
	Total Communications Equipment	1,734,257

	Computers & Peripherals (4.1%)
5,775	Apple, Inc. (1)	781,704

	Diversified Financial Services (2.6%)
3,550	IntercontinentalExchange, Inc. (1)	496,858

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Energy Equipment & Services (10.6%)
13,250	FMC Technologies, Inc. (1)	$638,120
4,300	Oceaneering International, Inc. (1)	247,594
4,073	Transocean, Inc. (1)	499,350
10,100	Weatherford International, Ltd. (1)	624,281
	Total Energy Equipment & Services	2,009,345

	Food & Staples Retailing (2.9%)
14,225	CVS Caremark Corp.	555,771

	Health Care Equipment & Supplies (1.6%)
7,500	St. Jude Medical, Inc. (1)	303,825

	Health Care Providers & Services (7.5%)
13,550	Express Scripts, Inc. (1)	914,489
10,200	Medco Health Solutions, Inc. (1)	510,816
	Total Health Care Providers & Services	1,425,305

	Hotels, Restaurants & Leisure (1.5%)
6,750	International Game Technology	288,023

	Household Products (2.0%)
5,800	Procter & Gamble Co. (The)	382,510

	Internet Software & Services (5.2%)
1,750	Google, Inc. Class A (1)	987,525

	IT Services (5.3%)
16,550	Cognizant Technology Solutions Corp. Class A (1)	461,745
2,650	Mastercard, Inc. Class A	548,550
	Total IT Services	1,010,295

	Machinery (5.6%)
2,935	Danaher Corp.	218,511
5,500	Flowserve Corp.	451,660
6,750	ITT Corp.	401,152
	Total Machinery	1,071,323

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (1.7%)
5,500	Valero Energy Corp.	$325,545

	Pharmaceuticals (1.5%)
14,600	Schering-Plough Corp.	285,722

	Semiconductors & Semiconductor Equipment (1.7%)
27,200	Marvell Technology Group, Ltd. (1)	322,864

	Software (2.6%)
24,100	Oracle Corp. (1)	495,255

	Specialty Retail (2.0%)
4,660	Abercrombie & Fitch Co. Class A	371,355

	Textiles, Apparel & Luxury Goods (1.0%)
3,050	Polo Ralph Lauren Corp. Class A	184,800

	Wireless Telecommunication Services (5.8%)
13,550	American Tower Corp. Class A (1)	508,531
13,900	NII Holdings, Inc. Class B (1)	592,974
	Total Wireless Telecommunication Services	1,101,505

	Total Common Stock (Cost: $17,516,522) (96.0%)	18,263,262

Principal Amount	Short-Term Investments
$465,806	State Street Bank & Trust Depository Reserve, 1.65%	465,806
	Total Short-Term Investments (Cost: $465,807) (2.5%)	465,806

	Total Investments (Cost: $17,982,329) (98.5%)	18,729,068
	Excess of Other Assets over Liabilities (1.5%)	287,072

	Net Assets (100.0%)	$19,016,140

Notes to Financial Statements:
(1) Non income-producing security.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	4.4%
Biotechnology	4.8
Capital Markets	3.9
Chemicals	7.1
Commercial Services & Supplies	1.5
Communications Equipment	9.1
Computers & Peripherals	4.1
Diversified Financial Services	2.6
Energy Equipment & Services	10.6
Food & Staples Retailing	2.9
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	7.5
Hotels, Restaurants & Leisure	1.5
Household Products	2.0
IT Services	5.3
Internet Software & Services	5.2
Machinery	5.6
Oil, Gas & Consumable Fuels	1.7
Pharmaceuticals	1.5
Semiconductors & Semiconductor Equipment	1.7
Software	2.6
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	1.0
Wireless Telecommunication Services	5.8
Short-Term Investments	2.5
Total	98.5%

See accompanying notes to financial statements.

US EQUITIES
TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Airlines (0.6% of Net Assets)
19,700	Continental Airlines, Inc. Class B (1) (2)	$536,037

	Auto Components (0.9%)
29,700	Stoneridge, Inc. (1) (2)	265,518
23,300	Tenneco, Inc. (1)	616,751
	Total Auto Components	882,269

	Automobiles (0.9%)
175,500	Fleetwood Enterprises, Inc. (1) (2)	821,340

	Biotechnology (3.9%)
217,100	Arena Pharmaceuticals, Inc. (1) (2)	1,571,804
187,100	Exact Sciences Corp. (1) (2)	473,363
131,100	Human Genome Sciences, Inc. (1) (2)	731,538
58,300	Millennium Pharmaceuticals, Inc. (1) (2)	884,411
	Total Biotechnology	3,661,116

	Capital Markets (3.3%)
40,887	Apollo Investment Corp. (2)	620,665
16,800	Cohen & Steers, Inc. (2)	478,632
21,200	Lazard, Ltd., Class A (2)	837,824
25,300	Piper Jaffray Companies, Inc. (1) (2)	1,198,714
	Total Capital Markets	3,135,835

	Chemicals (2.8%)
145,900	Chemtura Corp. (2)	977,530
16,800	H. B. Fuller Co. (2)	348,768
95,850	PolyOne Corp. (1) (2)	590,436
50,500	Spartech Corp. (2)	743,865
	Total Chemicals	2,660,599

	Commercial Banks (0.9%)
41,000	TCF Financial Corp. (2)	871,250

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Commercial Services & Supplies (2.7%)
63,000	Allied Waste Industries, Inc. (1) (2)	$620,550
25,600	IKON Office Solutions, Inc. (2)	209,408
88,700	On Assignment, Inc. (1) (2)	493,172
59,800	Tetra Tech, Inc. (1) (2)	1,177,462
	Total Commercial Services & Supplies	2,500,592

	Communications Equipment (1.7%)
381,700	3Com Corp. (1) (2)	1,576,421

	Computers & Peripherals (2.4%)
112,900	Cray, Inc. (1) (2)	616,434
242,200	Dot Hill Systems Corp. (1)	947,002
22,800	Intevac, Inc. (1)	248,292
16,500	Western Digital Corp. (1)	436,425
	Total Computers & Peripherals	2,248,153

	Construction & Engineering (1.0%)
17,300	Shaw Group, Inc. (1) (2)	977,450

	Containers & Packaging (1.4%)
136,500	Smurfit-Stone Container Corp. (1) (2)	1,295,385

	Distributors (0.4%)
55,800	Building Materials Holding Corp. (2)	379,998

	Diversified Telecommunication Services (1.6%)
379,700	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (1) (2)	1,473,236

	Electrical Equipment (3.8%)
257,300	FuelCell Energy, Inc. (1) (2)	2,163,893
96,400	GrafTech International, Ltd. (1)	1,450,820
	Total Electrical Equipment	3,614,713

	Electronic Equipment & Instruments (2.4%)
120,100	American Technology Corp. (1) (2)	252,210
44,000	Echelon Corp. (1) (2)	578,160
120,731	Flextronics International, Ltd. (1) (2)	1,412,553
	Total Electronic Equipment & Instruments	2,242,923

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Energy Equipment & Services (1.8%)
21,900	Hercules Offshore, Inc. (1)	$504,795
51,600	Key Energy Services, Inc. (1) (2)	608,880
111,700	Newpark Resources, Inc. (1) (2)	543,979
	Total Energy Equipment & Services	1,657,654

	Food & Staples Retailing (0.3%)
106,400	Rite Aid Corp. (1) (2)	314,944

	Food Products (3.0%)
80,600	Hain Celestial Group, Inc. (The) (1) (2)	2,176,200
84,800	Tasty Baking Co. (2)	628,368
	Total Food Products	2,804,568

	Health Care Equipment & Supplies (4.3%)
21,400	Invacare Corp. (2)	520,876
76,300	Synovis Life Technologies, Inc. (1)	1,197,910
147,700	Thoratec Corp. (1) (2)	2,363,200
	Total Health Care Equipment & Supplies	4,081,986

	Health Care Providers & Services (3.6%)
58,700	Healthspring, Inc. (1)	1,214,503
62,200	Kindred Healthcare, Inc. (1) (2)	1,712,988
33,690	PharMerica Corp. (1) (2)	499,960
	Total Health Care Providers & Services	3,427,451

	Health Care Technology (3.0%)
107,800	Eclipsys Corp. (1) (2)	2,774,772

	Hotels, Restaurants & Leisure (2.7%)
63,750	California Pizza Kitchen, Inc. (1) (2)	856,162
31,500	Isle of Capri Casinos, Inc. (1) (2)	350,280
101,800	Luby’s, Inc. (1) (2)	964,046
211,400	Six Flags, Inc. (1) (2)	412,230
	Total Hotels, Restaurants & Leisure	2,582,718

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Independent Power Producers & Energy Traders (1.8%)
234,700	Dynegy, Inc. Class A (1) (2)	$1,647,594

	Insurance (4.6%)
67,200	AmCOMP, Inc. (1)	808,416
3,400	American Financial Group, Inc. (2)	94,282
86,166	Donegal Group, Inc. Class A (2)	1,489,810
108,247	Hilltop Holdings, Inc. (1) (2)	1,200,459
9,100	MBIA, Inc.	139,703
51,800	Phoenix Companies, Inc. (The) (2)	560,994
	Total Insurance	4,293,664

	IT Services (0.6%)
264,700	BearingPoint, Inc. (1) (2)	518,812

	Life Sciences Tools & Services (1.8%)
157,700	Albany Molecular Research, Inc. (1) (2)	1,696,852

	Machinery (6.6%)
35,600	AGCO Corp. (1) (2)	2,143,832
98,000	Federal Signal Corp. (2)	1,135,820
22,710	Lindsay Manufacturing Co. (2)	1,385,764
44,700	Wabtec Corp. (2)	1,537,233
	Total Machinery	6,202,649

	Marine (0.8%)
17,000	Kirby Corp. (1) (2)	781,660

	Media (2.2%)
65,900	4Kids Entertainment, Inc. (1) (2)	873,175
40,800	Interpublic Group of Cos., Inc. (The) (1) (2)	364,344
160,435	Mediacom Communications Corp. Class A (1) (2)	795,758
	Total Media	2,033,277

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Multi-Utilities (1.8%)
53,200	Avista Corp.	$1,071,980
22,200	NorthWestern Corp. (2)	641,580
	Total Multi-Utilities	1,713,560

	Multiline Retail (0.9%)
48,500	Saks, Inc. (1) (2)	875,425

	Oil, Gas & Consumable Fuels (0.8%)
13,300	Whiting Petroleum Corp. (1) (2)	714,742

	Paper & Forest Products (2.6%)
13,136	AbitibiBowater, Inc. (2)	325,379
54,800	Buckeye Technologies, Inc. (1) (2)	720,620
95,600	Glatfelter Co. (2)	1,382,376
	Total Paper & Forest Products	2,428,375

	Pharmaceuticals (1.3%)
23,500	Alpharma, Inc. Class A (1) (2)	482,220
88,300	Viropharma, Inc. (1) (2)	782,338
	Total Pharmaceuticals	1,264,558

	Real Estate Investment Trusts (REITs) (1.1%)
62,200	Medical Properties Trust, Inc. (2)	786,208
5,900	Redwood Trust, Inc. (2)	244,909
	Total Real Estate Investment Trusts (REITs)	1,031,117

	Road & Rail (1.9%)
26,800	Con-way, Inc. (2)	1,304,892
36,200	USA Truck, Inc. (1)	461,912
	Total Road & Rail	1,766,804

	Semiconductors & Semiconductor Equipment (7.5%)
105,124	Brooks Automation, Inc. (1) (2)	1,291,974
61,300	Fairchild Semiconductor International, Inc. (1)	750,925
260,900	Lattice Semiconductor Corp. (1) (2)	691,385
318,600	Mattson Technology, Inc. (1) (2)	1,816,020

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (Continued)
120,540	Nanometrics, Inc. (1)	$725,651
29,500	Novellus Systems, Inc. (1) (2)	700,920
85,500	Photronics, Inc. (1) (2)	1,042,245
	Total Semiconductors & Semiconductor Equipment	7,019,120

	Software (2.5%)
218,200	Novell, Inc. (1) (2)	1,387,752
18,900	Take-Two Interactive Software, Inc. (1) (2)	310,716
38,000	THQ, Inc. (1) (2)	684,380
	Total Software	2,382,848

	Specialty Retail (3.0%)
290,300	Blockbuster, Inc. Class A (1) (2)	905,736
113,300	Cost Plus, Inc. (1) (2)	453,200
183,500	Pier 1 Imports, Inc. (1) (2)	1,256,975
23,700	Talbots, Inc. (The) (2)	229,179
	Total Specialty Retail	2,845,090

	Textiles, Apparel & Luxury Goods (1.2%)
31,900	Warnaco Group, Inc. (1)	1,144,891

	Thrifts & Mortgage Finance (1.9%)
147,000	Bank Mutual Corp. (2)	1,806,630

	Wireless Telecommunication Services (0.4%)
13,440	SunCom Wireless Holdings, Inc. Class A (1) (2)	358,982

	Total Common Stock (Cost: $87,798,398) (94.7%)	89,048,060

Number of Shares	Short-Term Investments
	Money Market Investments (28.4%)
26,720,039	State Street Navigator Securities Lending Trust, 3.92% (3)	26,720,039

Principal Amount
	Other Short-Term Investments (5.6%)
$5,281,168	State Stree Bank & Trust Depository Reserve, 1.65%	5,281,168

	Total Short-Term Investments (Cost: $32,001,207) (34.0%)	32,001,207

	Total Investments (Cost: $119,799,605) (128.7%)	121,049,267
	Liabilities in Excess of Other Assets (-28.7%)	(26,960,191)

	Net Assets (100.0%)	$94,089,076

See accompanying notes to financial statements.

Notes to Financial Statements:

(1)	Non-income producing security.
(2)	Security partially or fully lent (Note 3).
(3)	Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Airlines	0.6%
Auto Components	0.9
Automobiles	0.9
Biotechnology	3.9
Capital Markets	3.3
Chemicals	2.8
Commercial Banks	0.9
Commercial Services & Supplies	2.7
Communications Equipment	1.7
Computers & Peripherals	2.4
Construction & Engineering	1.0
Containers & Packaging	1.4
Distributors	0.4
Diversified Telecommunication Services	1.6
Electrical Equipment	3.8
Electronic Equipment & Instruments	2.4
Energy Equipment & Services	1.8
Food & Staples Retailing	0.3
Food Products	3.0
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	3.6
Health Care Technology	3.0
Hotels, Restaurants & Leisure	2.7
IT Services	0.6
Independent Power Producers & Energy Traders	1.8
Insurance	4.6
Life Sciences Tools & Services	1.8
Machinery	6.6
Marine	0.8
Media	2.2
Multi-Utilities	1.8
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	0.8
Paper & Forest Products	2.6
Pharmaceuticals	1.3
Real Estate Investment Trusts (REITs)	1.1
Road & Rail	1.9
Semiconductors & Semiconductor Equipment	7.5
Software	2.5

See accompanying notes to financial statements.

Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	1.2
Thrifts & Mortgage Finance	1.9
Wireless Telecommunication Services	0.4
Short-Term Investments	34.0
Total	128.7%

See accompanying notes to financial statements.

US EQUITIES
TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Air Freight & Logistics (7.9% of Net Assets)
1,854,359	C.H. Robinson Worldwide, Inc. (1)	$102,991,099
1,477,966	Expeditors International of Washington, Inc. (1)	69,893,012
	Total Air Freight & Logistics	172,884,111

	Biotechnology (10.8%)
746,400	Cephalon, Inc. (1) (2)	48,986,232
1,025,671	Genentech, Inc. (2)	71,991,848
1,474,240	Genzyme Corp. (2)	115,182,371
	Total Biotechnology	236,160,451

	Communications Equipment (6.1%)
3,132,396	Qualcomm, Inc.	132,876,238

	Computers & Peripherals (2.4%)
1,415,125	Dell, Inc. (2)	28,359,105
1,014,845	Network Appliance, Inc. (2)	23,564,701
	Total Computers & Peripherals	51,923,806

	Diversified Financial Services (4.3%)
664,200	IntercontinentalExchange, Inc. (2)	92,961,432

	Energy Equipment & Services (6.1%)
1,756,786	Schlumberger, Ltd.	132,567,072

	Food & Staples Retailing (0.7%)
458,173	Walgreen Co.	16,086,454

	Health Care Equipment & Supplies (3.1%)
1,300,585	Varian Medical Systems, Inc. (2)	67,617,414

	Health Care Providers & Services (2.4%)
665,100	WellPoint, Inc. (2)	52,010,820

	Health Care Technology (1.8%)
751,545	Cerner Corp. (1) (2)	39,380,958

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (3.2%)
790,006	Las Vegas Sands Corp. (1) (2)	$69,259,826

	Industrial Conglomerates (3.9%)
2,434,075	General Electric Co.	86,190,596

	Insurance (9.2%)
358,353	American International Group, Inc.	19,766,751
637	Berkshire Hathaway, Inc. Class A (2)	86,632,000
5,033,898	Progressive Corp. (The)	93,429,147
	Total Insurance	199,827,898

	Internet & Catalog Retail (6.2%)
1,741,745	Amazon.com, Inc. (1) (2)	135,333,586

	Internet Software & Services (12.8%)
2,830,228	eBay, Inc. (2)	76,104,831
248,455	Google, Inc. Class A (2)	140,203,157
1,824,683	VeriSign, Inc. (2)	61,893,247
	Total Internet Software & Services	278,201,235

	Metals & Mining (1.6%)
482,200	Allegheny Technologies, Inc.	33,946,880

	Pharmaceuticals (2.6%)
2,875,700	Schering-Plough Corp.	56,277,449

	Software (11.6%)
2,214,572	Autodesk, Inc. (2)	91,129,638
3,097,962	Salesforce.com, Inc. (1) (2)	161,961,453
	Total Software	253,091,091

	Total Common Stock (Cost: $1,664,370,021) (96.7%)	2,106,597,317

Number of Shares	Short-Term Investments
	Money Market Investments (5.4%)
118,046,338	State Street Navigator Securities Lending Trust, 3.92% (3)	118,046,338

See accompanying notes to financial statements.

Principal Amount
	Other Short-Term Investments (3.6%)
$77,774,459	State Street Bank & Trust Depository Reserve, 1.65%	$77,774,459
	Total Short-Term Investments (Cost: $195,820,797) (9.0%)	195,820,797

	Total Investments (Cost: $1,860,190,818) (105.7%)	2,302,418,114
	Liabilities in Excess of Other Assets (-5.7%)	(123,446,262)

	Net Assets (100.0%)	$2,178,971,852

Notes to Financial Statements:

(1)	Security partially or fully lent (Note 3).
(2)	Non income-producing security.
(3)	Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Air Freight & Logistics	7.9%
Biotechnology	10.8
Communications Equipment	6.1
Computers & Peripherals	2.4
Diversified Financial Services	4.3
Energy Equipment & Services	6.1
Food & Staples Retailing	0.7
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	2.4
Health Care Technology	1.8
Hotels, Restaurants & Leisure	3.2
Industrial Conglomerates	3.9
Insurance	9.2
Internet & Catalog Retail	6.2
Internet Software & Services	12.8
Metals & Mining	1.6
Pharmaceuticals	2.6
Software	11.6
Short-Term Investments	9.0
Total	105.7%

See accompanying notes to financial statements.

US EQUITIES
TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.1% of Net Assets)
58,400	Spirit AeroSystems Holdings, Inc. Class A (1)	$1,613,008

	Beverages (1.1%)
22,380	Hansen Natural Corp. (1) (2)	862,973

	Biotechnology (6.3%)
58,700	Arena Pharmaceuticals, Inc. (1) (2)	424,988
16,983	Cougar Biotechnology, Inc. (1) (2)	507,961
143,910	CV Therapeutics, Inc. (1) (2)	1,205,966
31,800	InterMune, Inc. (1) (2)	533,286
55,300	Isis Pharmaceuticals, Inc. (1) (2)	862,680
55,760	Mannkind Corp. (1) (2)	440,504
34,200	Orexigen Therapeutics, Inc. (1) (2)	360,810
27,500	Vertex Pharmaceuticals, Inc. (1) (2)	559,900
	Total Biotechnology	4,896,095

	Capital Markets (2.1%)
74,925	HFF, Inc. Class A (1) (2)	512,487
40,500	SEI Investments Co.	1,121,850
	Total Capital Markets	1,634,337

	Commercial Services & Supplies (8.5%)
30,611	Clean Harbors, Inc. (1) (2)	1,698,298
29,625	Corporate Executive Board Co. (2)	1,704,919
123,629	Hireright, Inc. (1)	1,050,846
102,460	Resources Connection, Inc. (2)	2,144,488
	Total Commercial Services & Supplies	6,598,551

	Communications Equipment (2.0%)
151,300	Infinera Corp. (1)	1,541,747

	Computers & Peripherals (2.3%)
258,200	Brocade Communications Systems, Inc. (1) (2)	1,778,998

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Construction & Engineering (4.0%)
34,300	Northwest Pipe Co. (1) (2)	$1,421,392
77,700	Quanta Services, Inc. (1) (2)	1,703,184
	Total Construction & Engineering	3,124,576

	Distributors (1.2%)
53,100	LKQ Corp. (1) (2)	949,959

	Diversified Consumer Services (1.4%)
47,082	K12, Inc. (1) (2)	1,082,886

	Diversified Financial Services (1.4%)
33,237	MSCI, Inc. Class A (1) (2)	1,095,824

	Electrical Equipment (1.2%)
41,936	Energy Conversion Devices, Inc. (1) (2)	967,883

	Energy Equipment & Services (3.6%)
10,500	Core Laboratories N.V. (1) (2)	1,183,350
13,400	FMC Technologies, Inc. (1) (2)	645,344
17,200	Oceaneering International, Inc. (1) (2)	990,376
	Total Energy Equipment & Services	2,819,070

	Health Care Equipment & Supplies (5.4%)
139,150	Dexcom, Inc. (1) (2)	1,170,252
78,600	Palomar Medical Technologies, Inc. (1) (2)	1,133,412
151,104	Thermage, Inc. (1)	642,192
77,000	Thoratec Corp. (1) (2)	1,232,000
	Total Health Care Equipment & Supplies	4,177,856

	Health Care Providers & Services (3.1%)
39,200	HMS Holdings Corp. (1) (2)	1,238,720
37,800	Psychiatric Solutions, Inc. (1) (2)	1,140,426
	Total Health Care Providers & Services	2,379,146

	Hotels, Restaurants & Leisure (7.7%)
25,500	Ctrip.com International, Ltd. (ADR) (2)	1,164,330
62,879	Home Inns & Hotels Management, Inc. (ADR) (1) (2)	1,759,983
257,300	Jamba, Inc. (1) (2)	787,338
81,033	P.F. Chang’s China Bistro, Inc. (1) (2)	2,304,579
	Total Hotels, Restaurants & Leisure	6,016,230

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Insurance (4.6%)
33,514	eHealth, Inc. (1)	$877,732
84,360	First Mercury Financial Corp. (1) (2)	1,612,119
37,717	National Interstate Corp. (2)	1,070,786
	Total Insurance	3,560,637

	Internet Software & Services (7.4%)
2,000	Baidu.com, Inc. (SP ADR) (1) (2)	559,900
34,200	Bankrate, Inc. (1) (2)	1,854,666
40,935	Mercadolibre, Inc. (1) (2)	1,515,823
26,985	SINA Corp. (1) (2)	1,071,305
26,420	Vocus, Inc. (1) (2)	777,276
	Total Internet Software & Services	5,778,970

	Leisure Equipment & Products (1.8%)
209,100	Leapfrog Enterprises, Inc. (1) (2)	1,361,241

	Life Sciences Tools & Services (2.4%)
10,300	Medivation, Inc. (1) (2)	164,800
66,984	WuXi PharmaTech (Cayman), Inc. (ADR) (1) (2)	1,687,327
	Total Life Sciences Tools & Services	1,852,127

	Machinery (3.1%)
42,700	Badger Meter, Inc. (2)	1,614,060
30,000	Chart Industries, Inc. (1) (2)	759,300
	Total Machinery	2,373,360

	Media (2.3%)
27,500	Dolan Media Co. (1)	623,150
375,300	Sirius Satellite Radio, Inc. (1) (2)	1,200,960
	Total Media	1,824,110

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (6.4%)
23,300	Plains Exploration & Production Co. (1)	$1,133,312
22,000	Quicksilver Resources, Inc. (1) (2)	1,250,260
32,846	Swift Energy Co. (1) (2)	1,417,305
21,680	Whiting Petroleum Corp. (1)	1,165,083
	Total Oil, Gas & Consumable Fuels	4,965,960

	Pharmaceuticals (1.2%)
49,200	Cypress Bioscience, Inc. (1) (2)	412,788
38,850	MAP Pharmaceuticals, Inc. (1) (2)	505,050
	Total Pharmaceuticals	917,838

	Real Estate Management & Development (1.4%)
58,600	E-House China Holdings, Ltd. (ADR) (1) (2)	1,082,928

	Retailers (1.1%)
97,102	Lumber Liquidators, Inc. (1) (2)	864,208

	Semiconductors & Semiconductor Equipment (2.8%)
65,040	Cavium Networks, Inc. (1) (2)	1,242,914
24,250	Hittite Microwave Corp. (1) (2)	965,635
	Total Semiconductors & Semiconductor Equipment	2,208,549

	Software (7.7%)
56,700	ANSYS, Inc. (1) (2)	1,979,397
96,533	DemandTec, Inc. (1) (2)	1,238,518
96,200	Take-Two Interactive Software, Inc. (1) (2)	1,581,528
43,900	Ultimate Software Group, Inc. (1) (2)	1,187,495
	Total Software	5,986,938

	Specialty Retail (2.3%)
78,400	PetSmart, Inc. (2)	1,793,008

	Wireless Telecommunication Services (1.6%)
90,672	Clearwire Corp. Class A (1) (2)	1,245,833

	Total Common Stock (Cost: $85,945,565) (99.5%)	77,354,846

See accompanying notes to financial statements.

Number of Shares	Short-Term Investments
	Money Market Investments (29.8%)
23,125,223	State Street Navigator Securities Lending Trust, 3.92% (3)	$23,125,223

Principal Amount
	Other Short-Term Investments (1.3%)
$1,011,345	State Street Bank & Trust Depository Reserve, 1.65%	1,011,345
	Total Short-Term Investments (Cost: $24,136,568) (31.1%)	24,136,568

	Total Investments (Cost: $110,082,133) (130.6%)	101,491,414
	Liabilities in Excess of Other Assets (-30.6%)	(23,758,561)

	Net Assets (100.0%)	$77,732,853

Notes to Financial Statements:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
(1)		Non income-producing security.
(2)		Security partially or fully lent (Note 3).
(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Beverages	1.1
Biotechnology	6.3
Capital Markets	2.1
Commercial Services & Supplies	8.5
Communications Equipment	2.0
Computers & Peripherals	2.3
Construction & Engineering	4.0
Distributors	1.2
Diversified Consumer Services	1.4
Diversified Financial Services	1.4
Electrical Equipment	1.2
Energy Equipment & Services	3.6
Health Care Equipment & Supplies	5.4
Health Care Providers & Services	3.1
Hotels, Restaurants & Leisure	7.7
Insurance	4.6
Internet Software & Services	7.4
Leisure Equipment & Products	1.8
Life Sciences Tools & Services	2.4
Machinery	3.1
Media	2.3
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	1.2
Real Estate Management & Development	1.4
Retailers	1.1
Semiconductors & Semiconductor Equipment	2.8
Software	7.7
Specialty Retail	2.3
Wireless Telecommunication Services	1.6
Short-Term Investments	31.1
Total	130.6%

See accompanying notes to financial statements.

US EQUITIES
TCW Spectrum Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (4.0% of Net Assets)
8,540	Boeing Co. (The)	$710,357
3,570	General Dynamics Corp.	301,522
	Total Aerospace & Defense	1,011,879

	Auto Components (2.6%)
26,300	Goodyear Tire & Rubber Co. (1)	661,971

	Automobiles (0.8%)
30,800	Ford Motor Co. (1)	204,512

	Beverages (0.8%)
5,360	Hansen Natural Corp. (1)	206,682

	Biotechnology (4.0%)
14,555	Amgen, Inc. (1)	678,117
5,200	Cephalon, Inc. (1)	341,276
	Total Biotechnology	1,019,393

	Capital Markets (3.0%)
4,505	Franklin Resources, Inc.	469,556
9,700	MF Global, Ltd.	291,485
	Total Capital Markets	761,041

	Chemicals (0.9%)
5,615	Dow Chemical Co.	217,076

	Communications Equipment (5.7%)
17,300	Cisco Systems, Inc. (1)	423,850
23,720	Qualcomm, Inc.	1,006,202
	Total Communications Equipment	1,430,052

	Computers & Peripherals (3.4%)
1,600	Apple, Inc. (1)	216,576
17,900	Lexmark International, Inc. Class A (1)	648,159
	Total Computers & Peripherals	864,735

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Construction & Engineering (0.9%)
10,100	Quanta Services, Inc. (1)	$221,392

	Diversified Financial Services (10.3%)
18,609	Bank of America Corp.	825,309
27,200	CIT Group, Inc.	760,512
700	IntercontinentalExchange, Inc. (1)	97,972
19,100	JPMorgan Chase & Co.	908,205
	Total Diversified Financial Services	2,591,998

	Diversified Telecommunication Services (3.7%)
9,400	AT&T, Inc.	361,806
14,415	Verizon Communications, Inc.	559,879
	Total Diversified Telecommunication Services	921,685

	Electric Utilities (4.0%)
9,900	Exelon Corp.	754,281
6,975	Southern Co. (The)	253,541
	Total Electric Utilities	1,007,822

	Energy Equipment & Services (4.8%)
7,000	FMC Technologies, Inc. (1)	337,120
3,400	Oceaneering International, Inc. (1)	195,772
2,272	Transocean, Inc. (1)	278,547
6,500	Weatherford International, Ltd. (1)	401,765
	Total Energy Equipment & Services	1,213,204

	Food & Staples Retailing (2.3%)
11,200	CVS Caremark Corp.	437,584
5,081	Sysco Corp.	148,741
	Total Food & Staples Retailing	586,325

	Food Products (1.5%)
17,300	ConAgra Foods, Inc.	372,469

	Health Care Equipment & Supplies (2.3%)
46,900	Boston Scientific Corp. (1)	568,897

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Health Care Providers & Services (3.5%)
5,175	Cardinal Health, Inc.	$299,995
11,700	UnitedHealth Group, Inc.	594,828
	Total Health Care Providers & Services	894,823

	Health Care Technology (1.3%)
6,100	Cerner Corp. (1)	319,640

	Household Durables (1.7%)
15,700	Invesco, Ltd.	427,354

	Household Products (1.9%)
7,275	Procter & Gamble Co. (The)	479,786

	Industrial Conglomerates (3.6%)
25,350	General Electric Co.	897,644

	Insurance (4.3%)
9,700	AFLAC, Inc.	594,901
8,750	American International Group, Inc.	482,650
	Total Insurance	1,077,551

	Internet Software & Services (1.0%)
13,720	Yahoo!, Inc. (1)	263,150

	Machinery (2.9%)
4,500	Deere & Co.	394,920
4,000	Flowserve Corp.	328,480
	Total Machinery	723,400

	Media (1.4%)
19,105	Comcast Corp., Special Class A (1)	343,699

	Metals & Mining (2.0%)
5,400	Allegheny Technologies, Inc.	380,160
1,300	Freeport-McMoRan Copper & Gold, Inc.	115,739
	Total Metals & Mining	495,899

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Multiline Retail (1.6%)
14,400	Macy’s, Inc.	$398,016

	Oil, Gas & Consumable Fuels (7.3%)
6,500	Chevron Corp.	549,250
11,700	ConocoPhillips	939,744
6,060	Valero Energy Corp.	358,691
	Total Oil, Gas & Consumable Fuels	1,847,685

	Pharmaceuticals (0.8%)
3,150	Allergan, Inc.	211,649

	Semiconductors & Semiconductor Equipment (2.9%)
14,800	Applied Materials, Inc.	265,216
15,500	Marvell Technology Group, Ltd. (1)	183,985
15,900	National Semiconductor Corp.	293,037
	Total Semiconductors & Semiconductor Equipment	742,238

	Software (3.0%)
9,620	Microsoft Corp.	313,612
22,000	Oracle Corp. (1)	452,100
	Total Software	765,712

	Specialty Retail (2.4%)
12,300	Home Depot, Inc.	377,241
9,000	OfficeMax, Inc.	222,930
	Total Specialty Retail	600,171

	Tobacco (3.6%)
8,355	Altria Group, Inc.	633,476
5,500	UST, Inc.	285,780
	Total Tobacco	919,256

	Total Common Stock (Cost: $24,861,236) (100.2%)	25,268,806

Principal Amount	Short-Term Investments
$51,279	State Street Bank & Trust Depository Reserve, 1.65%	51,279
	Total Short-Term Investments (Cost: $51,279) (0.2%)	51,279

	Total Investments (Cost: $24,912,515) (100.4%)	25,320,085
	Liabilities in Excess of Other Assets (-0.4%)	(89,486)

	Net Assets (100.0%)	$25,230,599

Notes to Financial Statements:

(1)	Non income-producing security.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	4.0%
Auto Components	2.6
Automobiles	0.8
Beverages	0.8
Biotechnology	4.0
Capital Markets	3.0
Chemicals	0.9
Communications Equipment	5.7
Computers & Peripherals	3.4
Construction & Engineering	0.9
Diversified Financial Services	10.3
Diversified Telecommunication Services	3.7
Electric Utilities	4.0
Energy Equipment & Services	4.8
Food & Staples Retailing	2.3
Food Products	1.5
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	3.5
Health Care Technology	1.3
Household Durables	1.7
Household Products	1.9
Industrial Conglomerates	3.6
Insurance	4.3
Internet Software & Services	1.0
Machinery	2.9
Media	1.4
Metals & Mining	2.0
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	7.3
Pharmaceuticals	0.8
Semiconductors & Semiconductor Equipment	2.9
Software	3.0
Specialty Retail	2.4
Tobacco	3.6
Short-Term Investments	0.2
Total	100.4%

See accompanying notes to financial statements.

US EQUITIES
TCW Value Added Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.0% of Net Assets)
1,820	Ducommun, Inc. (1)	$57,512
1,300	Esterline Technologies Corp. (1)	60,567
4,900	Herley Industries, Inc. (1)	60,662
7,818	Hexcel Corp. (1) (2)	170,667
	Total Aerospace & Defense	349,408

	Auto Components (0.7%)
2,400	Gentex Corp. (2)	38,064
2,200	Modine Manufacturing Co. (2)	33,968
2,678	Sauer-Danfoss, Inc. (2)	57,818
	Total Auto Components	129,850

	Automobiles (1.3%)
15,020	Monaco Coach Corp. (2)	152,753
3,600	Winnebago Industries, Inc. (2)	75,816
	Total Automobiles	228,569

	Building Products (0.1%)
2,600	PGT, Inc. (1) (2)	12,324

	Capital Markets (1.6%)
6,000	FBR Capital Markets Corp. (1) (2)	49,260
13,600	Knight Capital Group, Inc. Class A (1) (2)	227,800
	Total Capital Markets	277,060

	Chemicals (3.2%)
4,500	American Vanguard Corp.	68,760
8,200	Chemtura Corp. (2)	54,940
7,405	Ferro Corp.	130,921
4,400	Georgia Gulf Corp. (2)	34,320
2,400	H. B. Fuller Co. (2)	49,824
12,257	Material Sciences Corp. (1) (2)	79,425
2,900	Nova Chemicals Corp.	83,027
2,900	Olin Corp. (2)	59,421
	Total Chemicals	560,638

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Commercial Banks (4.6%)
4,225	CoBiz Financial, Inc. (2)	$60,417
2,000	Columbia Banking System, Inc. (2)	51,420
2,310	Dearborn Bancorp, Inc. (1)	17,325
6,873	First Security Group, Inc.	59,177
12,531	Fulton Financial Corp. (2)	158,016
2,000	Heritage Commerce Corp. (2)	37,860
10,300	Investor Bancorp, Inc. (1)	157,075
2,100	Porter Bancorp, Inc.	39,501
10,300	Sterling Bancorp (2)	147,393
8,157	Superior Bancorp (1) (2)	47,229
900	Wintrust Financial Corp. (2)	34,236
	Total Commercial Banks	809,649

	Commercial Services & Supplies (3.8%)
2,600	ACCO Brands Corp. (1) (2)	35,230
6,030	Bowne & Co., Inc.	74,169
7,000	ICT Group, Inc. (1) (2)	61,740
4,200	Knoll, Inc.	56,112
4,200	LECG Corp. (1) (2)	35,658
11,400	RSC Holdings, Inc. (1) (2)	125,400
4,257	Schawk, Inc. (2)	61,130
5,100	Tetra Tech, Inc. (1) (2)	100,419
5,048	TRC Companies, Inc. (1) (2)	34,276
4,800	Volt Information Sciences, Inc. (1) (2)	89,616
	Total Commercial Services & Supplies	673,750

	Communications Equipment (2.1%)
5,100	ADC Telecommunications, Inc. (1) (2)	75,429
2,900	Plantronics, Inc.	55,390
16,376	Powerwave Technologies, Inc. (1) (2)	62,229
21,114	Symmetricom, Inc. (1) (2)	92,268
7,400	Tekelec (1) (2)	88,726
	Total Communications Equipment	374,042

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Computers & Peripherals (2.1%)
5,100	Avid Technology, Inc. (1) (2)	$132,192
2,975	Cray, Inc. (1) (2)	16,243
4,300	Electronics for Imaging, Inc. (1) (2)	63,468
2,000	Hutchinson Technology, Inc. (1) (2)	31,540
9,100	QLogic Corp. (1)	130,130
	Total Computers & Peripherals	373,573

	Construction & Engineering (0.8%)
10,433	Insituform Technologies, Inc. Class A (1) (2)	132,499
18,163	Modtech Holdings, Inc. (1)	11,988
	Total Construction & Engineering	144,487

	Construction Materials (0.3%)
15,500	U.S. Concrete, Inc. (1) (2)	57,970

	Diversified Consumer Services (1.0%)
6,410	Corinthian Colleges, Inc. (1) (2)	54,165
14,680	Princeton Review, Inc. (The) (1) (2)	115,825
	Total Diversified Consumer Services	169,990

	Electrical Equipment (0.3%)
22,100	Power-One, Inc. (1) (2)	50,609

	Electronic Equipment & Instruments (12.5%)
17,119	Bell Microproducts, Inc. (1) (2)	90,046
3,285	Coherent, Inc. (1)	85,410
4,105	Electro Scientific Industries, Inc. (1)	67,486
800	Faro Technologies, Inc. (1) (2)	19,104
9,700	Gerber Scientific, Inc. (1) (2)	85,554
11,900	GSI Lumonics, Inc. (1)	109,361
13,250	Keithley Instruments, Inc.	138,462
24,910	KEMET Corp. (1) (2)	129,781
16,121	LeCroy Corp. (1)	146,540
5,200	Littelfuse, Inc. (1) (2)	158,028
1,835	Maxwell Technologies, Inc. (1) (2)	15,763

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Electronic Equipment & Instruments (Continued)
8,400	Mercury Computer Systems, Inc. (1)	$69,720
30,940	Merix Corp. (1) (2)	82,919
4,600	Molex, Inc. (2)	110,584
25,977	Netlist, Inc. (1)	36,628
6,310	Newport Corp. (1) (2)	66,255
1,200	Orbotech, Ltd. (1)	20,568
3,396	Park Electrochemical Corp. (2)	80,417
12,500	Radisys Corp. (1)	169,875
7,000	Smart Modular Technologies (WWH), Inc. (1) (2)	57,750
18,100	TTM Technologies, Inc. (1)	184,077
18,436	Vishay Intertechnology, Inc. (1)	193,394
6,400	Zygo Corp. (1) (2)	75,072
	Total Electronic Equipment & Instruments	2,192,794

	Energy Equipment & Services (3.6%)
5,600	Allis-Chalmers Energy, Inc. (1) (2)	61,600
10,600	Cal Dive International, Inc. (1) (2)	100,488
1,390	Gulf Island Fabrication, Inc. (2)	34,778
3,200	Hercules Offshore, Inc. (1)	73,760
2,100	ION Geophysical Corp. (1) (2)	26,040
5,200	Key Energy Services, Inc. (1)	61,360
16,900	Newpark Resources, Inc. (1) (2)	82,303
3,600	Pride International, Inc. (1) (2)	114,156
3,500	Superior Well Services, Inc. (1) (2)	68,215
	Total Energy Equipment & Services	622,700

	Health Care Equipment & Supplies (1.7%)
7,400	AngioDynamics, Inc. (1) (2)	149,998
4,000	SonoSite, Inc. (1) (2)	139,320
	Total Health Care Equipment & Supplies	289,318

	Health Care Providers & Services (3.8%)
3,000	AMN Healthcare Services, Inc. (1) (2)	46,860
7,900	Assisted Living Concepts, Inc. Class A (1) (2)	52,061

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Health Care Providers & Services (Continued)
7,300	Hooper Holmes, Inc. (1)	$10,512
10,200	Kindred Healthcare, Inc. (1)	280,908
5,100	LifePoint Hospitals, Inc. (1)	137,700
4,287	PharMerica Corp. (1)	63,619
5,100	Skilled Healthcare Group, Inc. Class A (1)	70,890
	Total Health Care Providers & Services	662,550

	Hotels, Restaurants & Leisure (0.9%)
4,600	Cheesecake Factory, Inc. (The) (1) (2)	100,510
8,600	Morton’s Restaurant Group, Inc. (1) (2)	63,038
	Total Hotels, Restaurants & Leisure	163,548

	Household Durables (0.3%)
4,100	Lifetime Brands, Inc. (2)	48,708

	Industrial Conglomerates (0.3%)
1,020	Standex International Corp.	18,554
2,725	Tredegar Corp. (2)	37,768
	Total Industrial Conglomerates	56,322

	Insurance (4.8%)
5,200	Aspen Insurance Holdings, Ltd. (2)	146,744
5,500	Brown & Brown, Inc. (2)	123,805
12,965	CRM Holdings, Ltd. (1)	90,236
3,400	Employers Holdings, Inc.	59,364
8,947	First Acceptance Corp. (1) (2)	36,146
6,700	Max Capital Group, Ltd.	190,213
5,100	OneBeacon Insurance Group, Ltd.	107,967
5,900	ProCentury Corp.	86,553
	Total Insurance	841,028

	Internet & Catalog Retail (0.2%)
16,482	dELiA*s, Inc. (1) (2)	38,733

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Internet Software & Services (1.1%)
9,901	Internet Capital Group, Inc. (1)	$93,762
9,600	Jupitermedia Corp. (1)	30,912
14,900	Saba Software, Inc. (1) (2)	65,560
	Total Internet Software & Services	190,234

	Life Sciences Tools & Services (0.1%)
3,100	Caliper Life Sciences, Inc. (1) (2)	13,764

	Machinery (4.6%)
2,400	Columbus McKinnon Corp. (1) (2)	61,368
4,500	Commercial Vehicle Group, Inc. (1) (2)	45,000
7,870	Federal Signal Corp. (2)	91,213
6,900	Flow International Corp. (1) (2)	64,308
3,400	Gardner Denver, Inc. (1)	110,296
4,830	Greenbrier Companies, Inc. (The) (2)	93,895
2,200	IDEX Corp	68,706
7,567	Lydall, Inc. (1)	68,709
8,000	Mueller Water Products, Inc., Class A (2)	67,920
3,900	TriMas Corp. (1) (2)	27,027
3,500	Trinity Industries, Inc. (2)	99,120
	Total Machinery	797,562

	Media (0.8%)
4,457	Alloy, Inc. (1)	34,765
2,200	Meredith Corp.	103,378
	Total Media	138,143

	Metals & Mining (2.3%)
6,000	Commercial Metals Co.	170,100
7,020	NN, Inc.	59,389
4,900	Olympic Steel, Inc.	165,571
	Total Metals & Mining	395,060

	Multiline Retail (0.9%)
8,301	Saks, Inc. (1) (2)	149,833

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Office Electronics (0.5%)
2,900	Zebra Technologies Corp. Class A (1)	$89,059

	Oil, Gas & Consumable Fuels (3.5%)
11,915	Brigham Exploration Co. (1) (2)	82,690
3,000	Comstock Resources, Inc. (1) (2)	95,100
5,000	Goodrich Petroleum Corp. (1) (2)	99,550
18,300	Kodiak Oil & Gas Corp. (1) (2)	37,881
9,500	Petrohawk Energy Corp. (1) (2)	149,625
7,000	PetroQuest Energy, Inc. (1) (2)	90,440
7,700	Quest Resource Corp. (1) (2)	57,057
	Total Oil, Gas & Consumable Fuels	612,343

	Pharmaceuticals (0.9%)
8,300	Par Pharmaceutical Companies, Inc. (1) (2)	159,194

	Road & Rail (0.3%)
2,940	Covenant Transportation Group Class A (1)	24,314
1,800	YRC Worldwide, Inc. (1) (2)	32,958
	Total Road & Rail	57,272

	Semiconductors & Semiconductor Equipment (15.2%)
6,600	Advanced Analogic Technologies, Inc. (1)	44,484
18,500	AMIS Holdings, Inc. (1) (2)	135,235
3,215	ATMI, Inc. (1) (2)	84,555
18,415	Axcelis Technologies, Inc. (1) (2)	73,476
3,400	AXT, Inc. (1)	19,108
9,935	Brooks Automation, Inc. (1) (2)	122,101
12,800	Cascade Microtech, Inc. (1)	109,056
5,600	ChipMOS TECHNOLOGIES (Bermuda), Ltd. (1) (2)	19,824
3,500	Cohu, Inc. (2)	52,325
3,300	Eagle Test Systems, Inc. (1) (2)	39,237
16,476	Entegris, Inc. (1)	126,865
8,190	Exar Corp. (1) (2)	67,240
2,955	FEI Co. (1) (2)	66,960
21,774	FSI International, Inc. (1)	38,758

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (Continued)
11,125	Integrated Device Technology, Inc. (1)	$82,881
7,290	International Rectifier Corp. (1) (2)	202,881
10,180	Kulicke & Soffa Industries, Inc. (1) (2)	54,870
40,919	Lattice Semiconductor Corp. (1) (2)	108,435
20,920	LTX Corp. (1) (2)	56,484
9,228	Mattson Technology, Inc. (1) (2)	52,600
5,000	Microsemi Corp. (1) (2)	113,600
4,030	MKS Instruments, Inc. (1) (2)	74,958
2,600	Novellus Systems, Inc. (1) (2)	61,776
4,846	Pericom Semiconductor Corp. (1) (2)	65,712
6,100	PLX Technology, Inc. (1) (2)	42,822
17,893	RF Micro Devices, Inc. (1) (2)	57,794
5,500	Semitool, Inc. (1) (2)	48,290
16,800	Silicon Image, Inc. (1) (2)	74,256
5,350	Silicon Laboratories, Inc. (1) (2)	167,134
11,500	Spansion, Inc. Class A (1) (2)	43,930
6,556	TriQuint Semiconductor, Inc. (1) (2)	31,076
4,900	Ultra Clean Holdings, Inc. (1) (2)	47,971
6,800	Ultratech, Inc. (1) (2)	64,600
10,245	Veeco Instruments, Inc. (1) (2)	145,069
5,900	Zoran Corp. (1) (2)	69,620
	Total Semiconductors & Semiconductor Equipment	2,665,983

	Software (5.4%)
5,160	ACI Worldwide, Inc. (1) (2)	76,884
3,600	Evans & Sutherland Computer Corp. (1)	4,536
12,200	Lawson Software, Inc. (1)	106,018
13,300	Macrovision Corp. (1) (2)	223,307
10,500	MSC.Software Corp. (1)	136,290
6,154	Parametric Technology Corp. (1) (2)	101,233
4,937	Phoenix Technologies, Ltd. (1)	75,043
700	Progress Software Corp. (1)	20,664
10,800	THQ, Inc. (1) (2)	194,508
	Total Software	938,483

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Specialty Retail (5.8%)
4,200	AnnTaylor Stores Corp. (1) (2)	$105,630
20,700	Coldwater Creek, Inc. (1) (2)	133,101
18,185	Pacific Sunwear of California, Inc. (1) (2)	202,217
8,450	Pier 1 Imports, Inc. (1) (2)	57,883
9,600	Talbots, Inc. (The) (2)	92,832
6,600	Urban Outfitters, Inc. (1) (2)	191,400
3,947	West Marine, Inc. (1) (2)	33,707
4,400	Williams-Sonoma, Inc. (2)	118,272
5,300	Zale Corp. (1) (2)	86,920
	Total Specialty Retail	1,021,962

	Textiles, Apparel & Luxury Goods (1.3%)
3,600	Kenneth Cole Productions, Inc. Class A (2)	62,316
9,600	Quiksilver, Inc. (1)	91,488
4,800	Timberland Co. (The) Class A (1)	78,768
	Total Textiles, Apparel & Luxury Goods	232,572

	Thrifts & Mortgage Finance (3.8%)
7,500	Astoria Financial Corp. (2)	203,850
3,897	First Niagara Financial Group, Inc.	49,570
4,485	NewAlliance Bancshares, Inc. (2)	55,166
7,500	Oritani Financial Corp. (1) (2)	86,550
5,715	Provident Financial Services, Inc. (2)	78,581
4,600	ViewPoint Financial Group	69,966
12,300	Westfield Financial, Inc. (2)	125,952
	Total Thrifts & Mortgage Finance	669,635

	Trading Companies & Distributors (0.1%)
1,455	Electro Rent Corp. (2)	20,486

	Total Common Stock (Cost: $19,596,303) (98.6%)	17,279,205

See accompanying notes to financial statements.

Number of Shares	Short-Term Investments
	Money Market Investments (28.9%)
5,059,833	State Street Navigator Securities Lending Trust, 3.92% (3)	$5,059,833

Principal Amount
	Other Short-Term Investments (1.0%)
$172,290	State Street Bank & Trust Depository Reserve, 1.65%	172,290
	Total Short-Term Investments (Cost: $5,232,124) (29.9%)	5,232,123

	Total Investments (Cost: $24,828,427) (128.5%)	22,511,328
	Liabilities in Excess of Other Assets (-28.5%)	(4,998,390)

	Net Assets (100.0%)	$17,512,938

Notes to Financial Statements:
(1)	Non income-producing security.
(2)	Security partially or fully lent (Note 3).
(3)	Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Auto Components	0.7
Automobiles	1.3
Building Products	0.1
Capital Markets	1.6
Chemicals	3.2
Commercial Banks	4.6
Commercial Services & Supplies	3.8
Communications Equipment	2.1
Computers & Peripherals	2.1
Construction & Engineering	0.8
Construction Materials	0.3
Diversified Consumer Services	1.0
Electrical Equipment	0.3
Electronic Equipment & Instruments	12.5
Energy Equipment & Services	3.6
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	3.8
Hotels, Restaurants & Leisure	0.9
Household Durables	0.3
Industrial Conglomerates	0.3
Insurance	4.8
Internet & Catalog Retail	0.2
Internet Software & Services	1.1
Life Sciences Tools & Services	0.1
Machinery	4.6
Media	0.8
Metals & Mining	2.3
Multiline Retail	0.9
Office Electronics	0.5
Oil, Gas & Consumable Fuels	3.5
Pharmaceuticals	0.9
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	15.2
Software	5.4
Specialty Retail	5.8
Textiles, Apparel & Luxury Goods	1.3
Thrifts & Mortgage Finance	3.8
Trading Companies & Distributors	0.1
Short-Term Investments	29.9
Total	128.5%

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.7% of Net Assets)
112,135	Alliant Techsystems, Inc. (1) (2)	$11,869,490
347,250	Hexcel Corp. (1) (2)	7,580,467
	Total Aerospace & Defense	19,449,957

	Auto Components (1.7%)
220,500	WABCO Holdings, Inc.	8,883,945

	Capital Markets (7.1%)
1,946,175	E*TRADE Financial Corp. (1) (2)	9,672,490
332,280	Federated Investors, Inc. Class B (2)	14,145,159
798,700	Knight Capital Group, Inc. Class A (1)	13,378,225
	Total Capital Markets	37,195,874

	Chemicals (4.1%)
189,630	Cytec Industries, Inc.	10,734,954
243,240	International Flavors & Fragrances, Inc. (2)	10,364,457
	Total Chemicals	21,099,411

	Communications Equipment (1.4%)
487,956	ADC Telecommunications, Inc. (1)	7,216,869

	Computers & Peripherals (3.1%)
280,141	Diebold, Inc.	7,250,049
503,918	Sun Microsystems, Inc. (1)	8,818,565
	Total Computers & Peripherals	16,068,614

	Diversified Consumer Services (1.7%)
342,806	Regis Corp. (2)	8,683,276

	Diversified Financial Services (2.5%)
368,100	Moody’s Corp. (2)	12,879,819

	Electronic Equipment & Instruments (1.0%)
514,481	Vishay Intertechnology, Inc. (1)	5,396,906

	Energy Equipment & Services (3.9%)
223,200	Cameron International Corp. (1) (2)	8,986,032
184,900	Weatherford International, Ltd. (1)	11,428,669
	Total Energy Equipment & Services	20,414,701

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Food Products (2.7%)
351,880	Whole Foods Market, Inc. (2)	$13,878,147

	Health Care Equipment & Supplies (7.0%)
108,800	Beckman Coulter, Inc.	7,235,200
279,105	Edwards Lifesciences Corp. (1) (2)	12,914,189
172,560	Hillenbrand Industries, Inc.	8,924,803
180,520	Hospira, Inc. (1)	7,421,177
	Total Health Care Equipment & Supplies	36,495,369

	Health Care Providers & Services (1.3%)
403,939	HealthSouth Corp. (1) (2)	6,875,042

	Hotels, Restaurants & Leisure (2.0%)
470,700	Cheesecake Factory, Inc. (The) (1) (2)	10,284,795

	Household Durables (3.2%)
274,080	Lennar Corp. Class A (2)	5,646,048
136,385	Snap-on, Inc.	6,699,231
194,400	Toll Brothers, Inc. (1) (2)	4,525,632
	Total Household Durables	16,870,911

	Industrial Conglomerates (2.2%)
195,396	Teleflex, Inc.	11,551,812

	Insurance (3.3%)
105,470	Assurant, Inc.	6,843,948
297,487	Willis Group Holdings, Ltd.	10,483,442
	Total Insurance	17,327,390

	Life Sciences Tools & Services (3.5%)
204,260	Thermo Electron Corp. (1)	10,517,347
138,530	Varian, Inc. (1)	7,515,253
	Total Life Sciences Tools & Services	18,032,600

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Machinery (6.9%)
213,350	Dover Corp.	$8,610,806
218,270	Joy Global, Inc.	13,761,923
134,610	SPX Corp.	13,541,766
	Total Machinery	35,914,495

	Metals & Mining (1.1%)
197,900	Commercial Metals Co.	5,610,465

	Multiline Retail (2.2%)
423,170	Macy’s, Inc.	11,696,419

	Office Electronics (1.0%)
177,869	Zebra Technologies Corp. Class A (1)	5,462,357

	Oil, Gas & Consumable Fuels (4.6%)
138,000	Consol Energy, Inc.	10,074,000
188,580	Murphy Oil Corp. (2)	13,868,173
	Total Oil, Gas & Consumable Fuels	23,942,173

	Semiconductors & Semiconductor Equipment (12.6%)
424,850	Analog Devices, Inc.	12,048,746
286,400	Broadcom Corp. Class A (1)	6,323,712
182,620	International Rectifier Corp. (1)	5,082,315
196,500	KLA-Tencor Corp. (2)	8,209,770
1,722,260	LSI Corp. (1) (2)	8,990,197
496,645	Maxim Integrated Products, Inc.	9,764,041
489,250	Teradyne, Inc. (1)	5,367,072
475,138	Verigy, Ltd. (1)	9,920,881
	Total Semiconductors & Semiconductor Equipment	65,706,734

	Software (2.0%)
587,091	THQ, Inc. (1)	10,573,509

	Specialty Retail (4.0%)
1,585,748	Coldwater Creek, Inc. (1) (2)	10,196,360
561,180	Gap, Inc. (The)	10,729,761
	Total Specialty Retail	20,926,121

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Thrifts & Mortgage Finance (7.9%)
816,711	Hudson City Bancorp, Inc. (2)	$13,377,726
605,481	New York Community Bancorp, Inc. (2)	11,231,673
974,418	People’s United Financial, Inc. (2)	16,457,920
	Total Thrifts & Mortgage Finance	41,067,319

	Total Common Stock (Cost: $451,861,824) (97.7%)	509,505,030

Number of Shares	Short-Term Investments

	Money Market Investments (20.9%)
108,973,780	State Street Navigator Securities Lending Trust, 3.92% (3)	108,973,780

Principal Amount

	Other Short-Term Investments (3.2%)
$16,431,158	State Street Bank & Trust Depository Reserve, 1.65%	16,431,158
	Total Short-Term Investments (Cost: $125,404,938) (24.1%)	125,404,938

	Total Investments (Cost: $577,266,762) (121.8%)	634,909,968
	Liabilities in Excess of Other Assets (-21.8%)	(113,673,361)

	Net Assets (100.0%)	$521,236,607

Notes to Financial Statements:

(1)               Non income-producing security.

(2)               Security partially or fully lent (Note 3).

(3)               Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	3.7%
Auto Components	1.7
Capital Markets	7.1
Chemicals	4.1
Communications Equipment	1.4
Computers & Peripherals	3.1
Diversified Consumer Services	1.7
Diversified Financial Services	2.5
Electronic Equipment & Instruments	1.0
Energy Equipment & Services	3.9
Food Products	2.7
Health Care Equipment & Supplies	7.0
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	2.0
Household Durables	3.2
Industrial Conglomerates	2.2
Insurance	3.3
Life Sciences Tools & Services	3.5
Machinery	6.9
Metals & Mining	1.1
Multiline Retail	2.2
Office Electronics	1.0
Oil, Gas & Consumable Fuels	4.6
Semiconductors & Semiconductor Equipment	12.6
Software	2.0
Specialty Retail	4.0
Thrifts & Mortgage Finance	7.9
Short-Term Investments	24.1
Total	121.8%

See accompanying notes to financial statements.

US EQUITIES

TCW Conservative LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (42.9% of Net Assets)
21,453	TCW Core Fixed Income Fund, I Class (1)	$215,814

	Diversified Money Market Funds (15.7%)
79,316	TCW Money Market Fund, I Class, 5.05% (1)	79,316

3,038	TCW Large Cap Growth Fund, I Class (1) (2)	64,505
13,568	TCW Spectrum Fund, I Class (1)	153,991
	Total Non-Diversified U.S. Equity Funds	218,496

	Total Investment Companies (Cost: $533,244) (102.0%)	513,626

	Total Investments (Cost: $533,244) (102.0%)	513,626
	Liabilities in Excess of Other Assets (-2.0%)	(10,086)

	Net Assets (100.0%)	$503,540

Notes to the Schedule of Investments:

(1)               Affiliated Issuer.

(2)               Non income-producing security.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	42.9%
Diversified Money Market Funds	15.7
Non-Diversified U.S. Equity Funds	43.4
Total	102.0%

See accompanying notes to financial statements.

US EQUITIES
TCW Moderate LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (31.5% of Net Assets)
22,661	TCW Core Fixed Income Fund, I Class (1)	$227,966
6,337	TCW High Yield Bond Fund, I Class (1)	39,731
	Total Diversified Fixed Income Funds	267,697

	Diversified U.S. Equity Funds (10.9%)
6,265	TCW Diversified Value Fund, I Class (1)	92,276

	Non-Diversified U.S. Equity Funds (59.9%)
5,235	TCW Growth Equities Fund, I Class (1) (2)	68,687
11,817	TCW Large Cap Growth Fund, I Class (1) (2)	250,882
11,245	TCW Spectrum Fund, I Class (1)	127,631
3,436	TCW Value Opportunities Fund, I Class (1)	61,599
	Total Non-Diversified U.S. Equity Funds	508,799

	Total Investment Companies (Cost: $939,168) (102.3%)	868,772

	Total Investments (Cost: $939,168) (102.3%)	868,772
	Liabilities in Excess of Other Assets (-2.3%)	(19,568)

	Net Assets (100.0%)	$849,204

Notes to the Schedule of Investments:
(1)	Affiliated Issuer.
(2)	Non income-producing security.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	31.5%
Diversified U.S. Equity Funds	10.9
Non-Diversified U.S. Equity Funds	59.9
Total	102.3%

See accompanying notes to financial statements.

US EQUITIES
TCW Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (11.4% of Net Assets)
2,268	TCW Core Fixed Income Fund, I Class (1)	$22,819

	Diversified U.S. Equity Funds (27.9%)
2,892	TCW Diversified Value Fund, I Class (1)	42,603
1,118	TCW Relative Value Small Cap Fund, I Class (1)	13,265
	Total Diversified U.S. Equity Funds	55,868

	Non-Diversified U.S. Equity Funds (64.7%)
1,797	TCW Growth Equities Fund, I Class (1) (2)	23,576
3,529	TCW Large Cap Growth Fund, I Class (1) (2)	74,930
353	TCW Small Cap Growth Fund, I Class (1)	7,470
1,303	TCW Value Opportunities Fund, I Class (1)	23,354
	Total Non-Diversified U.S. Equity Funds	129,330

	Total Investment Companies (Cost: $223,789) (104.0%)	208,017

	Total Investments (Cost: $223,789) (104.0%)	208,017
	Liabilities in Excess of Other Assets (-4.0%)	(7,924)

	Net Assets (100.0%)	$200,093

Notes to the Schedule of Investments:
(1)	Affiliated Issuer.
(2)	Non income-producing security.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	11.4%
Diversified U.S. Equity Funds	27.9
Non-Diversified U.S. Equity Funds	64.7
Total	104.0%

See accompanying notes to financial statements.

US EQUITIES
TCW Global Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (9.5% of Net Assets)
6,715	TCW Diversified Value Fund, I Class (1)	$98,914

	Diversified U.S. Fixed Income Funds (20.3%)
21,009	TCW Core Fixed Income Fund, I Class (1)	211,347

	Non-Diversified International Equity Funds (34.2%)
27,449	TCW Global Equities Fund, I Class (1)	356,833

	Non-Diversified International Fixed Income Funds (5.4%)
7,776	TCW Emerging Markets Income Fund, I Class (1)	56,144

	Non-Diversified U.S. Equity Funds (32.5%)
2,194	TCW Growth Equities Fund, I Class (1) (2)	28,791
11,947	TCW Large Cap Growth Fund, I Class (1) (2)	253,641
3,124	TCW Value Opportunities Fund, I Class (1)	56,016
	Total Non-Diversified U.S. Equity Funds	338,448

	Total Investment Companies (Cost: $1,152,611) (101.9%)	1,061,686

	Total Investments (Cost: $1,152,611) (101.9%)	1,061,686
	Liabilities in Excess of Other Assets (-1.9%)	(20,039)

	Net Assets (100.0%)	$1,041,647

Notes to the Schedule of Investments:
(1)	Affiliated Issuer.
(2)	Non income-producing security.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	9.5%
Diversified U.S. Fixed Income Funds	20.3
Non-Diversified International Equity Funds	34.2
Non-Diversified International Fixed Income Funds	5.4
Non-Diversified U.S. Equity Funds	32.5
Total	101.9%

See accompanying notes to financial statements.

TCW Funds, Inc.

U.S. Equities

Notes to Schedules of Investments (Unaudited)	January 31, 2008

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 27 no-load mutual funds (the “Funds”).  TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940.  Each Fund has distinct investment objectives.   The following are the objectives for the 18 U.S Equity Funds that are covered in this report:

U.S. Equities
TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks total return through a combination of income and capital appreciation by investing in a blended portfolio of high-quality stocks and bonds.

Non-Diversified U.S. Equity Funds

TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20 to 50 large capitalization value companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.

TCW Spectrum Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.

TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds.

TCW Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds of growth, value, large cap, mid cap and small cap companies and fixed income funds.

TCW Global Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds.

On January 1, 2008, TCW Growth Fund began operations offering I and N Class shares.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Investments of LifePlan Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There were no repurchase agreements outstanding at January 31, 2008.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability.  The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2008.  The loans were collateralized with cash which was invested in a money market fund (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Diversified Value Fund	$79,364	$82,387
TCW Dividend Focused Fund	191,451	197,633
TCW Equities Fund	16,836	17,221
TCW Focused Equities Fund	11,356	11,617
TCW Growth Equities Fund	12,008	12,319
TCW Relative Value Small Cap Fund	25,799	26,720
TCW Select Equities Fund	115,551	118,046
TCW Small Cap Growth Fund	22,433	23,125
TCW Value Added Fund	4,907	5,060
TCW Value Opportunities Fund	105,811	108,974

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At January 31, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

		TCW	TCW
	TCW	Diversified	Dividend	TCW
	Balanced	Value	Focused	Equities
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$574	$62,936	$147,069	$12,178
Unrealized (Depreciation)	(618)	(85,831)	(128,515)	(3,296)
Net Unrealized Appreciation	$(44)	$(22,895)	$18,554	$8,882
Cost of Investments for Federal Income Tax Purposes	$9,556	$1,046,413	$1,677,949	$69,960

	TCW		TCW	TCW
	Focused	TCW	Growth	Large Cap
	Equities	Growth	Equities	Growth
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$5,226	$11	$8,772	$1,722
Unrealized (Depreciation)	(1,925)	(93)	(3,898)	(1,038)
Net Unrealized Appreciation	$3,301	$(82)	$4,874	$684
Cost of Investments for Federal Income Tax Purposes	$49,068	$975	$49,341	$18,045

	TCW	TCW
	Relative Value	Select	TCW	TCW
	Small Cap	Equities	Small Cap	Spectrum
	Fund	Fund	Growth Fund	Fund

Unrealized Appreciation	$14,158	$498,054	$2,947	$2,387
Unrealized (Depreciation)	(13,771)	(58,935)	(11,980)	(2,166)
Net Unrealized Appreciation	$387	$439,119	$(9,033)	$221
Cost of Investments for Federal Income Tax Purposes	$120,662	$1,863	$110,524	$25,099

	TCW	TCW	TCW	TCW
	Value	Value	Conservative	Moderate
	Added	Opportunities	LifePlan	LifePlan
	Fund	Fund	Fund	Growth Fund

Unrealized Appreciation	$228	$62,877	$8	$7
Unrealized (Depreciation)	(3,388)	(33,925)	(28)	(83)
Net Unrealized Appreciation	$(3,160)	$28,952	$(20)	$(76)
Cost of Investments for Federal Income Tax Purposes	$25,671	$605,958	$534	$944

	TCW	TCW
	Aggressive	Global Aggresive
	LifePlan	LifePlan
	Fund	Fund

Unrealized Appreciation	$3	$3
Unrealized (Depreciation)	(19)	(99)
Net Unrealized Appreciation	$(16)	$(96)
Cost of Investments for Federal Income Tax Purposes	$224	$1,158

Note 5 — Transactions with Affiliates

The summary of LifePlan Funds transactions in the securities of affiliated issuers for the period November 1, 2007 through January 31, 2008 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income (in thousands)		Distributions from and Net Realized Gain (Loss) (in thousands)
TCW Conservative LifePlan Fund
TCW Core Fixed Income Fund	23,020	4,395	5,962	21,453	216	3		—
TCW Large Cap Growth Fund	631	2,514	107	3,038	65	—		—
TCW Money Market Fund	23,030	59,086	2,800	79,316	79	1		—
TCW Spectrum Fund	14,546	3,428	4,406	13,568	154	1		9
Total					$514	$5		$9

TCW Moderate LifePlan Fund
TCW Core Fixed Income Fund	24,203	393	1,935	22,661	228	2		—
TCW Diversified Value Fund	6,615	195	545	6,265	92	1		2
TCW Growth Equities Fund	5,216	433	414	5,235	69	—		7
TCW High Yield Bond Fund	6,695	192	550	6,337	40	1		—
TCW Large Cap Growth Fund	12,849	—	1,032	11,817	251	—		—
TCW Spectrum Fund	11,374	794	923	11,245	128	1		9
TCW Value Opportunities Fund	3,180	505	249	.3,436	61	—	(1)	10
Total					$869	$5		$28

TCW Aggressive LifePlan Fund
TCW Core Fixed Income Fund	2,231	37	—	2,268	23	—	(1)	—
TCW Diversified Value Fund	2,802	90	—	2,892	43	—		1
TCW Growth Equities Fund	1,648	149	—	1,797	24	—		2
TCW Large Cap Growth Fund	3,529	—	—	3,529	75	—		—
TCW Relative Value Small Cap Fund	1,010	108	—	1,118	13	—		2
TCW Small Cap Growth Fund	353	—	—	353	7	—		—
TCW Value Opportunities Fund	1,111	192	—	1,303	23	—	(1)	4
Total					$208	$—		$9

TCW Global Aggressive LifePlan Fund
TCW Core Fixed Income Fund	25,423	410	4,824	21,009	211	3		—
TCW Diversified Value Fund	8,074	259	1,618	6,715	99	1		3
TCW Emerging Markets Income Fund	9,050	528	1,802	7,776	56	1		3
TCW Global Equities Fund	32,621	1,448	6,620	27,449	357	5		16
TCW Growth Equities Fund	2,536	228	570	2,194	29	—		4
TCW Large Cap Growth Fund	14,874	—	2,927	11,947	254	—		—
TCW Value Opportunities Fund	3,310	569	755	3,124	56	—	(1)	11
Total					$1,062	$10		$37

(1)   Amount rounds to less than $1 (in thousands).

Note 6 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A issues) at January 31, 2008.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	China (15.6% of Net Assets)
184,000	China Coal Energy Company, Class H	$430,218
149,000	China Communications Construction Company, Limited, Class H	357,096
70,000	China Cosco Holdings Company, Class H	161,207
306,000	China Dongxiang Group Company (1)	185,647
280,000	China Life Insurance Company, Limited, Class H	1,008,382
211,000	China Merchants Bank Company, Limited, Class H	744,007
140,000	China National Building Material Company, Limited, Class H	314,289
252,000	China Telecom Corporation, Limited, Class H	176,368
21,500	Parkson Retail Group, Limited	185,234
598,000	PetroChina Company, Limited, Class H	826,227
280,000	Zhejiang Expressway Company, Limited, Class H	297,785
268,000	Zijin Mining Group Company, Limited, Class H	322,693
	Total China (Cost: $3,827,975)	5,009,153

	Hong Kong (23.6%)
37,000	ASM Pacific Technology, Limited	214,757
170,000	BOC Hong Kong (Holdings), Limited	425,120
51,000	Cheung Kong Holdings, Limited	827,060
120,000	China Everbright, Limited (1)	247,141
100,000	China Mobile, Limited	1,474,517
126,500	China Overseas Land & Investment, Limited	216,845
150,000	China Resources Land, Limited	261,656
255,000	CNOOC, Limited	358,497
37,600	Hong Kong Aircraft Engineering Company, Limited	844,642
30,000	Hong Kong Exchanges & Clearing, Limited	625,665
66,000	Kerry Properties, Limited	444,986
170,000	Sino Land Company, Limited	522,446
17,000	Sun Hung Kai Properties, Limited	338,497
88,000	Wharf (Holdings), Limited	474,073
25,500	Wing Hang Bank, Limited	331,380
	Total Hong Kong (Cost: $5,385,539)	7,607,282

	Indonesia (Cost: $156,420) (1.2%)
260,000	PT United Tractors Tbk	382,289

	Malaysia (7.4%)
318,000	Gamuda BHD	507,418
102,500	Genting BHD	233,462
299,825	IOI Corporation BHD	665,887
434,900	KNM Group BHD	965,693
	Total Malaysia (Cost: $1,265,695)	2,372,460

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Philippines (1.9%)
895,440	Ayala Land, Incorporated	$318,298
4,150	Philippine Long Distance Telephone Company	308,534
	Total Philippines (Cost: $386,057)	626,832

	Singapore (7.0%)
46,000	Capitaland, Limited	194,739
179,000	Cosco Corporation Singapore, Limited	577,140
97,000	Fraser & Neave, Limited (2)	332,256
28,000	Singapore Exchange, Limited (2)	194,501
102,000	Singapore Petroleum Company, Limited	458,364
55,000	Singapore Press Holdings, Limited	170,553
27,000	United Overseas Bank, Limited	335,652
	Total Singapore (Cost: $1,894,134)	2,263,205

	South Korea (21.5%)
11,400	Cheil Industries, Incorporated (1)	460,162
10,270	Daewoo Shipbuilding & Marine Engineering Company, Limited (1)	325,088
52,000	HanbitSoft, Incorporated (1)	344,480
4,300	Hyundai Engineering & Construction Company, Limited (1)	322,724
1,195	Hyundai Heavy Industries Company, Limited	402,048
36,580	Kangwon Land, Incorporated (1)	855,938
30,000	Korea Exchange Bank	436,486
13,960	KT&G Corporation	1,200,967
1,470	NHN Corporation (1)	316,139
1,427	Pohang Iron & Steel Company, Limited	776,616
777	Samsung Electronics Company, Limited	495,025
3,220	Samsung Fire & Marine Insurance Company, Limited	643,440
2,698	SK Energy Company, Limited	330,907
	Total South Korea (Cost: $6,123,297)	6,910,020

	Taiwan (14.6%)
437,800	Asia Cement Corporation	631,074
182,960	Cathay Financial Holding Company, Limited	437,730
230,909	Chunghwa Telecom Company, Limited	491,486
250,000	Far Eastern Textile, Limited	346,820

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Taiwan (Continued)
18,424	Hon Hai Precision Industry Company, Limited (144A) (GDR) (3)	$189,767
138,240	Hon Hai Precision Industry Company, Limited (Foxconn)	742,118
52,542	MediaTek, Incorporated	523,461
85,750	Shin Zu Shing Company, Limited	377,996
150,000	Siliconware Precision Industries Company	234,312
170,000	Taiwan Secom Company, Limited	271,996
46,890	Taiwan Semiconductor Manufacturing Company, Limited (SP ADR)	435,139
	Total Taiwan (Cost: $4,367,702)	4,681,899

	Thailand (3.6%)
39,000	Banpu Public Company, Limited	530,379
100,000	Electricity Generating Public Company, Limited (NVDR)	301,222
76,800	PTT Exploration & Production Public Company, Limited	339,627
	Total Thailand (Cost: $742,851)	1,171,228
	Total Common Stock (Cost: $24,149,670) (96.4%)	31,024,368

Number of Shares	Short-Term Investments

	Money Market Investments (1.3%)
412,050	State Street Navigator Securities Lending Trust, 3.92% (4)	412,050

Principal Amount

	Other Short-Term Investments (4.4%)
$1,406,165	State Street Bank & Trust Depository Reserve, 1.65%	1,406,165
	Total Short-Term Investments (Cost: $1,818,215) (5.7%)	1,818,215

	Total Investments (Cost: $25,967,885) (102.1%)	32,842,583
	Liabilities in Excess of Other Assets (-2.1%)	(672,607)

	Net Assets (100.0%)	$32,169,976

Notes to the Schedule of Investments:

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	-	Non-Voting Depositary Receipt.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non income-producing security.

See accompanying notes to financial statements.

(2)	Security partially or fully lent (Note 3).
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of these securities amounted to $189,767 or 0.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)	Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Commercial Banks	7.1%
Commercial Services & Supplies	0.8
Construction & Engineering	3.7
Construction Materials	2.9
Diversified Financial Services	3.3
Diversified Telecommunication Services	2.1
Electronic Equipment & Instruments	2.9
Energy Equipment & Services	3.0
Food Products	2.1
Hotels, Restaurants & Leisure	3.4
Independent Power Producers & Energy Traders	0.9
Industrial Conglomerates	2.1
Insurance	6.5
Internet Software & Services	1.0
Machinery	4.6
Marine	2.3
Media	0.5
Metals & Mining	3.4
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	10.2
Real Estate Management & Development	11.2
Semiconductors & Semiconductor Equipment	5.9
Software	1.1
Textiles, Apparel & Luxury Goods	2.0
Tobacco	3.7
Transportation Infrastructure	3.6
Wireless Telecommunication Services	5.5
Short-Term Investments	5.7
Total	102.1%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Equity Securities	Value

	Common Stock

	Brazil (15.0% of Net Assets)
8,200	Banco do Brasil, S.A.	$135,985
21,250	Brascan Residential Properties, S.A.	109,515
6,100	Companhia Energetica de Minas Gerais (Preference)	96,698
20,854	Companhia Vale do Rio Doce (SP ADR) (1)	542,829
3,650	Odontoprev, S.A.	79,258
5,699	Petroleo Brasileiro, S.A. (SP ADR)	531,774
8,615	Profarma Distribuidora de Produtos Farmaceuticos, S.A.	146,530
1,795	Unibanco - Uniao de Bancos Brasileiros, S.A. (GDR) (1)	234,786
	Total Brazil (Cost: $1,478,547)	1,877,375

	Chile (Cost: $114,972) (0.7%)
6,796	Antofagasta PLC	89,242

	China (6.4%)
55,000	China Communications Construction Company, Limited, Class H	131,814
49,000	China Life Insurance Company, Limited, Class H	176,467
356,000	Industrial and Commercial Bank of China, Class H	214,333
5,050	SINA Corporation (1) (2)	200,485
58,000	Zijin Mining Group Company, Limited, Class H	69,836
	Total China (Cost: $815,845)	792,935

	Egypt (Cost: $172,222) (1.8%)
1,097	Orascom Construction Industries (GDR)	228,076

	Hong Kong (10.3%)
95,000	Agile Property Holdings, Limited	106,367
480,000	China Grand Forestry Resources Group, Limited (2)	69,811
76,000	China Infrastructure Machinery Holdings, Limited	109,518
26,250	China Mobile, Limited	387,061
105,000	China Resources Land, Limited	183,159
1,809	CNOOC, Limited (ADR) (1)	263,625
1,527,500	Shenzhen International Holdings, Limited	160,676
	Total Hong Kong (Cost: $1,209,037)	1,280,217

	India (Cost: $234,169) (2.7%)
3,000	State Bank of India (GDR)	338,110

See accompanying notes to financial statements.

Number of Shares	Equity Securities	Value

	Indonesia (Cost: $193,627) (1.6%)
264,000	PT Bank Rakyat Indonesia Tbk	$204,177

	Israel (Cost: $125,222) (1.1%)
3,000	Teva Pharmaceutical Industries, Limited (SP ADR) (1)	138,120

	Malaysia (5.2%)
96,900	Asiatic Development BHD	243,437
91,000	Gamuda BHD	145,204
37,700	Public Bank BHD	133,861
104,100	Resorts World BHD	126,690
	Total Malaysia (Cost: $483,065)	649,192

	Mexico (4.9%)
2,947	America Movil, S.A.B. de C.V., Series L (ADR)	176,555
2,097	Desarrolladora Homex, S.A. de C.V. (ADR) (1) (2)	115,188
27,100	Empresas ICA, S.A.B. de C.V. (1) (2)	176,071
2,574	Grupo Aeroportuario del Sureste, S.A.B. de C.V., Series B (ADR) (1)	139,408
	Total Mexico (Cost: $550,487)	607,222

	Philippines (Cost: $145,040) (1.3%)
13,780	Ayala Corporation	163,131

	Russia (9.7%)
5,995	Gazprom OAO (SP ADR)	288,360
350	JSC MMC Norilsk Nickel (ADR)	85,225
2,203	LUKOIL (SP ADR)	151,456
1,608	Mechel OAO (ADR) (1)	149,737
200	Mining and Metallurgical Company Norilsk Nickel (ADR)	49,331
2,787	Mobile Telesystems OJSC (SP ADR)	231,795
3,455	OAO Gazprom (SP ADR)	168,250
907	Unified Energy System (Reg. S) (GDR) (2)	91,954
	Total Russia (Cost: $1,068,145)	1,216,108

	South Africa (6.3%)
4,685	AngloGold Ashanti, Limited (SP ADR) (1)	194,755
4,277	Impala Platinum Holdings, Limited (SP ADR) (1)	160,388
12,282	MTN Group, Limited	195,594
3,034	Sasol, Limited (SP ADR) (1)	145,784
7,407	Standard Bank Group, Limited	90,425
	Total South Africa (Cost: $746,135)	786,946

See accompanying notes to financial statements.

Number of Shares	Equity Securities	Value

	South Korea (11.6%)
5,935	Daewoo Securities Company, Limited	$149,295
1,442	Hyundai Department Store Company, Limited (2)	138,822
316	Hyundai Heavy Industries Company, Limited	106,316
1,319	NHN Corporation (2)	283,665
3,540	Samho International Company, Limited (2)	66,871
1,887	Samsung Corporation (2)	99,865
1,091	Samsung Electronics Company, Limited (144A) (GDR) (3)	343,665
4,761	Shinhan Financial Group Company, Limited (2)	254,855
	Total South Korea (Cost: $1,554,251)	1,443,354

	Taiwan (7.6%)
8,095	China Steel Corporation (GDR)	228,684
144,000	Compal Electronics, Incorporated	123,977
106,000	Far EasTone Telecommunications Company, Limited	130,993
25,000	Farglory Land Development Company, Limited	68,809
5,195	Hon Hai Precision Industry Company, Limited (Reg. S) (GDR)	53,249
12,875	Shin Zu Shing Company, Limited	56,754
83,500	Taiwan Cement Corporation	108,524
11,699	Taiwan Semiconductor Manufacturing Company, Limited (SP ADR)	108,567
31,500	U-Ming Marine Transport Corporation	74,045
	Total Taiwan (Cost: $980,112)	953,602

	Thailand (1.9%)
14,600	PTT Public Company, Limited	142,396
13,900	Siam Cement Public Company, Limited	89,846
	Total Thailand (Cost: $223,920)	232,242

	Turkey (2.9%)
24,542	Haci Omer Sabanci Holding A.S.	104,795
27,645	Koc Holding A.S. (2)	109,684
1	Trakya Cam Sanayii A.S.	2
5,718	Tupras-Turkiye Petrol Rafinerileri A.S.	146,877
	Total Turkey (Cost: $382,957)	361,358

	Total Common Stock (Cost: $10,477,753) (91.0%)	11,361,407

See accompanying notes to financial statements.

Number of Rights	Rights

	Dubai (Cost: $162,388) (1.4%)
53,818	Emaar Properties PJSC, Participatory Note Issued by Merrill Lynch International & Company, expires 01/12/10 (2)	$175,070

	India (2.9%)
9,994	Bharti Airtel, Limited, Participatory Note Issued by Deutsche Bank AG London, expires 01/24/17 (144A) (2) (3)	217,969
1,927	Grasim Industries, Limited, Participatory Note Issued by Deutsche Bank AG London, expires 01/30/17 (144A) (2) (3)	144,433

	Total India (Cost: $391,362)	362,402

	Total Rights (Cost: $553,750) (4.3%)	537,472

Number of Warrants	Warrants

	India (2.1% of Net Assets)
3,601	Housing Development Finance Corporation Limited, Participatory Note issued by Deutsche Bank AG London, (144A), expires 01/30/17 (2) (3)	259,625

	Kuwait (0.8% of Net Assets)
12,014	National Bank of Kuwait, SAK, Participation Certificates issued by Citigroup Global Markets Holdings Incorporated	97,660

	Total Warrants (Cost: $371,973) (2.9%)	357,285

	Total Equity Securities (Cost: $11,403,476) (98.2%)	12,256,164

Number of Shares	Short-Term Investments

	Money Market Investments (18.9%)
2,358,540	State Street Navigator Securities Lending Trust, 3.92% (4)	2,358,540

Principal Amount

	Other Short-Term Investments (0.5%)
$67,826	State Street Bank & Trust Depository Reserve, 1.65%	67,826
	Total Short-Term Investments (Cost: $2,426,366) (19.4%)	2,426,366

	Total Investments (Cost: $13,829,842) (117.6%)	14,682,530
	Liabilities in Excess of Other Assets (-17.6%)	(2,193,323)

	Net Assets (100.0%)	$12,489,207

See accompanying notes to financial statements.

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security partially or fully lent (Note 3).
(2)		Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of these securities amounted to $965,692 or 7.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Air Freight & Logistics	1.3%
Building Products	0.0
Capital Markets	7.0
Commercial Banks	12.9
Computers & Peripherals	1.0
Construction & Engineering	6.0
Construction Materials	1.6
Diversified Financial Services	2.1
Electric Utilities	1.5
Electronic Equipment & Instruments	0.4
Food Products	2.0
Health Care Providers & Services	1.2
Hotels, Restaurants & Leisure	1.0
Household Durables	0.9
Industrial Conglomerates	0.9
Insurance	2.0
Internet Software & Services	3.9
Machinery	2.2
Marine	0.6
Metals & Mining	12.6
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	14.7
Paper & Forest Products	0.6
Pharmaceuticals	1.1
Real Estate Management & Development	5.1
Semiconductors & Semiconductor Equipment	3.6
Trading Companies & Distributors	0.8
Transportation Infrastructure	1.1
Wireless Telecommunication Services	9.0
Short-Term Investments	19.4
Total	117.6%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2008

Principal Amount	Fixed Income Securities	Value

	Argentina (4.7% of Net Assets)
$1,000,000	Petrobras Energia S.A., (Reg. S), 5.875%, due 05/15/17	$949,100
428,745	Telecom Argentian S.A., Series B, 10%, due 10/15/11	428,745
	Total Argentina (Cost: $1,390,342)	1,377,845

	Brazil (10.8%)
780,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	793,650
750,000	Banco Cruzeiro do Sul S.A., 9.375%, due 09/26/11	756,563
470,000	Republic of Brazil, 12.5%, due 01/05/16	285,789
1,280,000	Republic of Brazil, 6%, due 01/17/17	1,305,600
	Total Brazil (Cost: $3,165,888)	3,141,602

	Colombia (Cost: $1,672,708) (5.5%)
1,500,000	Republic of Colombia, 7.375%, due 09/18/37	1,601,250

	El Salvador (Cost: $988,703) (3.3%)
850,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	956,250

	Indonesia (4.9%)
365,000	FREEPORT-McMoRan COPPER & GOLD, Incorporated, 6.875%, due 02/01/14	370,475
550,000	Indosat Finance Company B.V., (Reg S), 7.75%, due 11/05/10	550,160
475,000	Republic of Indonesia, (Reg. S), 6.875%, due 03/09/17	491,031
	Total Indonesia (Cost: $1,424,700)	1,411,666

	Kazakhstan (8.6%)
695,000	ATF Bank, (Reg. S), 9%, due 05/11/16	684,784
535,000	CenterCredit International B.V., (Reg. S), 8.625%, due 01/30/14	486,850
500,000	Kazkommerts International B.V., (Reg. S), 8%, due 11/03/15	425,000
1,060,000	Temir Capital B.V./ JSC Temirbank, (144A), 9.5%, due 05/21/14 (1)	906,300
	Total Kazakhstan (Cost: $2,779,240)	2,502,934

	Malaysia (Cost: $311,361) (1.1%)
300,000	Penerbahgan Malaysia Berhad, (Reg. S), 5.625%, due 03/15/16	318,810

	Mexico (11.9%)
600,000	Cablemas S.A. de C.V., (Reg. S), 9.375%, due 11/15/15	643,500
1,851,283	Grupo Iusacell S.A. de C.V., Series B, 10%, due 03/31/12	1,730,949
529,402	Grupo Iusacell S.A. de C.V., 10%, due 12/31/13	465,874
600,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	616,500
	Total Mexico (Cost: $2,572,955)	3,456,823

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Panama (Cost: $1,658,476) (5.5%)
$1,585,000	Republic of Panama, 6.7%, due 01/26/36	$1,600,850

	Peru (Cost: $1,611,522) (5.4%)
1,530,000	Republic of Peru, 6.55%, due 03/14/37	1,574,982

	Philippines (Cost: $1,070,000) (3.6%)
1,070,000	Republic of Philippines, 6.375%, due 01/15/32	1,053,950

	Russia (10.9%)
24,800,000	Dal Capital (Vneshtorgbk), 7%, due 04/13/09	1,005,334
600,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	565,980
370,000	Kuznetski Capital S.A., 6.807%, due 05/10/17	345,854
702,814	Russian Federation, (Reg. S), 8.25%, due 03/31/10	734,258
500,000	VimpelCom, (Reg. S), 8.25%, due 05/23/16	499,400
	Total Russia (Cost: $3,209,383)	3,150,826

	Singapore (Cost: $518,080) (1.8%)
550,000	Flextronics International, Limited, 6.25%, due 11/15/14	517,000

	South Africa (Cost: $1,177,919) (3.9%)
1,175,000	Republic of South Africa, 5.875%, due 05/30/22	1,122,125

	South Korea (2.3%)
500,000	C&M Finance, Limited (Reg. S), Floating Rate based on U.S. LIBOR + 2.5%,, 7.813%, due 02/01/11	492,500
200,000	Woori Bank, (Reg. S), 6.208%, due 05/02/37	163,940
	Total South Korea (Cost: $688,460)	656,440

	Supranational (Cost: $554,356) (1.9%)
1,323,000	European Investment Bank, 6.25%, due 02/18/09	546,618

	Turkey (7.0%)
1,375,000	Republic of Turkey, 7%, due 06/05/20	1,435,225
600,000	T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17 (1)	591,000
	Total Turkey (Cost: $2,035,248)	2,026,225

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Ukraine (3.7%)
$450,000	Alfa Bank Ukraine, 9.75%, due 12/22/09	$441,500
450,000	JSC Bank for Social Development Ukrsotsbank, 8%, due 02/22/10	452,025
200,000	PrivatBank, 8.75%, due 02/09/16	181,000
	Total Ukraine (Cost: $1,111,955)	1,074,525

	Total Fixed Income Securities (Cost: $27,941,296) (96.8%)	28,090,721

	Short-Term Investments

431,513	State Street Bank & Trust Depository Reserve, 1.65%, due 02/01/08	431,513
	Total Short-Term Investments (Cost: $431,513) (1.5%)	431,513

	Total Investments (Cost: $28,372,809) (98.3%)	28,522,234
	Excess of Other Assets over Liabilities (1.7%)	487,098

	Total Net Assets (100.0%)	$29,009,332

Notes to Financial Statements:
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of these securities amounted to $1,497,300 or 5.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Banking	20.5%
Electronics	1.8
Financial Services	8.3
Media - Broadcasting & Publishing	3.9
Mining	1.3
Oil & Gas	3.2
Radio Telephone Communications	1.7
Sovereign Government	43.0
Telephone Systems	13.1
Short-Term Investments	1.5
Total	98.3%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

Schedule of Investments (Unaudited)	January 31, 2008

Number of Shares	Common Stock	Value

	Australia (2.5% of Net Assets)
16,000	Babcock & Brown, Limited (1)	$267,238
8,721	BHP Billiton, Limited (1)	291,172
7,900	CSL, Limited	246,262
76,000	Macquarie Infrastructure Group (1)	208,502
	Total Australia (Cost: $959,714)	1,013,174

	Belgium (Cost: $1,104,509) (2.5%)
8,200	KBC Groep N.V.	1,042,582

	Bermuda (Cost: $438,324) (1.1%)
30,000	Jardine Strategic Holdings, Limited	440,025

	Chile (Cost: $363,667) (0.7%)
22,000	Antofagasta PLC	288,895

	Finland (3.7%)
23,800	Elisa Oyj (1)	676,408
12,400	Neste Oil Oyj	396,534
12,000	Nokia Oyj	440,056
	Total Finland (Cost: $1,558,890)	1,512,998

	Germany (3.4%)
10,000	Adidas AG	635,195
4,100	Linde AG	532,790
1,780	Merck KGaA	219,225
	Total Germany (Cost: $1,369,776)	1,387,210

	Great Britain (10.1%)
17,000	British Energy Group PLC	176,738
87,527	BT Group PLC	454,656
40,600	Diageo PLC	819,331
29,635	GlaxoSmithKline PLC	702,169
43,000	Marks & Spencer Group PLC	384,398
5,000	Rio Tinto PLC	500,472
66,000	Rolls-Royce Group PLC (2)	622,961
52,000	Segro PLC	525,535
	Total Great Britain (Cost: $4,229,817)	4,186,260

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	Italy (Cost: $801,802) (1.5%)
30,300	Banco Popolare Scarl (2)	$608,140

	Japan (7.8%)
65,000	Dowa Holdings Company, Limited	436,701
67,000	Isuzu Motors, Limited	287,222
50	KDDI Corporation	341,731
33,000	Mitsui & Company, Limited	672,397
17,300	Tsumura & Company (1)	371,344
50,000	Urban Corporation (1)	465,831
3,900	Yamada Denki Company, Limited (1)	417,803
23,000	YASKAWA Electric Corporation	246,040
	Total Japan (Cost: $3,388,510)	3,239,069

	Luxembourg (Cost: $715,725) (1.5%)
34,000	Acergy S.A. (1)	623,239

	Netherlands (1.3%)
5,277	ASML Holding N.V. (2)	138,677
7,500	Heineken N.V.	419,925
	Total Netherlands (Cost: $528,286)	558,602

	Portugal (Cost: $555,595) (1.5%)
98,400	Energias de Portugal S.A.	625,325

	Singapore (Cost: $126,191) (0.2%)
23,000	Singapore Petroleum Company, Limited	103,356

	Spain (Cost: $808,486) (1.5%)
2,500	Acciona S.A.	634,538

	Switzerland (3.2%)
1,100	Nobel Biocare Holding AG	272,175
3,630	Zurich Financial Services AG	1,035,741
	Total Switzerland (Cost: $1,303,016)	1,307,916

	United States (56.3%)
27,000	AES Corporation (The) (2)	515,160
19,000	Applied Materials, Incorporated (1)	340,480
18,000	Avon Products, Incorporated (1)	630,360
12,300	Baxter International, Incorporated	747,102

See accompanying notes to financial statements.

Number of Shares	Common Stock	Value

	United States (Continued)
31,000	Bristol-Myers Squibb Company (1)	$718,890
14,000	Chevron Corporation (1)	1,183,000
39,450	Cisco Systems, Incorporated (1) (2)	966,525
1,300	CME Group, Incorporated (1)	804,570
5,600	Embarq Corporation (1)	253,680
5,400	Genentech, Incorporated (1) (2)	379,026
11,000	General Dynamics Corporation (1)	929,060
14,210	Goodrich Corporation (1)	888,835
400	Google, Incorporated Class A (2)	225,720
6,800	Lockheed Martin Corporation (1)	733,856
18,514	Marathon Oil Corporation	867,381
32,950	Microsoft Corporation	1,074,170
5,000	NII Holdings, Incorporated (1) (2)	213,300
19,000	Nike, Incorporated Class B (1)	1,173,440
7,000	Nymex Holdings, Incorporated (1)	805,000
16,400	Omnicom Group, Incorporated (1)	744,068
56,925	Oracle Corporation (2)	1,169,809
23,820	Procter & Gamble Company (The)	1,570,929
50,000	Progressive Corporation (The) (1)	928,000
10,010	Quest Diagnostics, Incorporated (1)	493,693
15,300	Renaissance Re Holdings, Limited (1)	871,947
26,000	Seagate Technology (1)	527,020
18,500	Sigma-Aldrich Corporation (1)	918,710
9,500	Smith International, Incorporated (1)	514,995
15,000	Valero Energy Corporation	887,850
5,400	Waters Corporation (1) (2)	310,230
23,600	Willis Group Holdings, Limited (1)	831,664
	Total United States (Cost: $24,264,064)	23,218,470

	Total Common Stock (Cost: $42,516,372) (98.8%)	40,789,799

Number of Shares	Short-Term Investments

	Money Market Investments (28.4%)
11,717,268	State Street Navigator Securities Lending Trust, 3.92% (3)	11,717,268

See accompanying notes to financial statements.

Principal Amount

	Other Short-Term Investments (1.3%)
$536,866	State Street Bank & Trust Depository Reserve, 1.65%	536,866
	Total Short-Term Investments (Cost: $12,254,134) (29.7%)	12,254,134

	Total Investments (Cost: $54,770,506) (128.5%)	53,043,933
	Liabilities in Excess of Other Assets (-28.5%)	(11,772,242)

	Net Assets (100.0%)	$41,271,691

Notes to the Schedule of Investments:
(1)	Security partially or fully lent (Note 3).
(2)	Non-income producing security.
(3)	Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	7.7%
Automobiles	0.7
Beverages	3.0
Biotechnology	1.5
Chemicals	3.5
Commercial Banks	4.0
Communications Equipment	3.4
Computers & Peripherals	1.3
Construction & Engineering	1.5
Diversified Financial Services	5.6
Diversified Telecommunication Services	3.4
Electric Utilities	1.9
Electronic Equipment & Instruments	0.6
Energy Equipment & Services	2.8
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	1.2
Household Products	3.8
Independent Power Producers & Energy Traders	1.3
Insurance	8.9
Internet Software & Services	0.5
Life Sciences Tools & Services	0.8
Media	1.8
Metals & Mining	3.7
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	8.3
Personal Products	1.5
Pharmaceuticals	4.9
Real Estate Investment Trusts (REITs)	1.3
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	1.2
Software	5.4
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	4.4
Trading Companies & Distributors	1.6
Transportation Infrastructure	0.5
Wireless Telecommunication Services	1.3
Short-Term Investments	29.7
Total	128.5%

See accompanying notes to financial statements.

TCW Funds, Inc.

International and Global Funds

Notes to Schedules of Investments (Unaudited)	January 31, 2008

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 27 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”‘) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. (“SGUK”) (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Emerging Markets Equities Fund.  SGY Asset Management (Singapore) Ltd. (“SGY”) is a sub-advisor to the TCW Asia Pacific Equities Fund. The Advisor, SGUK and SGY are second-tier subsidiaries of Société Générale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the 4 International Funds that are covered in this report:

TCW Fund	Investment Objective

Non-Diversified Equity Funds
TCW Asia Pacific Equities Fund

Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW Global Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI World Index

Non-Diversified Fixed Income Fund
TCW Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the Funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of the movements in the U.S. market to the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model will be utilized each trading day and will not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Forward Foreign Currency Contracts:  Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at January 31, 2008.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There were no repurchase agreements outstanding at January 31, 2008.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability.  The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no options outstanding at January 31, 2008.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2008.  The loans were collateralized with cash which was invested in a money market fund (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Asia Pacific Equitites Fund	$389	$412
TCW Emerging Markets Equities Fund	2,303	2,359
TCW Global Equities Fund	11,426	11,717

Note 4 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At January 31, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW	TCW
	Asia	Emerging	Emerging	Global
	Pacific	Markets	Markets	Equities
	Equities Fund	Equities Fund	Income Fund	Fund
Unrealized Appreciation	$8,521	$1,518	$1,455	$1,580
Unrealized (Depreciation)	(1,649)	(677)	(797)	(3,364)
Net Unrealized Appreciation	$6,872	$841	$658	$(1,784)
Cost of Investments for
Federal Income Tax Purposes	$25,970	$13,841	$27,864	$54,823

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A issues) at January 31, 2008.

US FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2008

Principal Amount	Short-Term Investments	Value

	Commercial Paper (73.1% of Net Assets)
$10,000,000	Abbey National North America LLC, 3.1%, due 02/06/08	$9,995,694
17,000,000	Abbey National North America LLC, 4.04%, due 02/01/08	17,000,000
1,480,000	ABN Amro North American Finance, 4.3%, due 04/07/08	1,468,333
10,000,000	ABN Amro North American Finance, 4.77%, due 02/15/08	9,981,450
20,000,000	American Express Credit Corp., 3.55%, due 02/19/08	19,964,500
15,000,000	Bank of Scotland PLC, 3.18%, due 03/31/08	14,921,825
5,000,000	Barclays U.S. Funding Corp., 3.125%, due 04/29/08	4,961,806
11,000,000	Barclays U.S. Funding Corp., 4.37%, due 03/24/08	10,930,565
10,000,000	Barclays U.S. Funding Corp., 4.4%, due 04/04/08	9,923,000
5,000,000	Barclays U.S. Funding Corp., 4.82%, due 02/06/08	4,996,653
10,000,000	Bear Stearns Co., Inc., 4.66%, due 02/01/08	10,000,000
25,000,000	BNP Paribas Finance, Inc., 3.05%, due 02/01/08	25,000,000
25,000,000	BNP Paribas Finance, Inc., 3.08%, due 02/01/08	25,000,000
20,000,000	BNP Paribas Finance, Inc., 3.348%, due 02/01/08	20,000,000
10,765,000	BNP Paribas Finance, Inc., 4.275%, due 02/11/08	10,752,217
15,000,000	Calyon North America, Inc., 3.24%, due 02/05/08	14,994,600
15,000,000	Calyon North America, Inc., 4.325%, due 02/06/08	14,990,990
26,505,000	Citigroup, Inc., 3.5%, due 02/01/08	26,505,000
388,200,000	Deutsche Bank LLC, 3%, due 02/01/08	388,200,000
35,000,000	Deutsche Bank LLC, 3.1%, due 02/01/08	35,000,000
20,000,000	Deutsche Bank LLC, 3.765%, due 04/18/08	19,838,942

See accompanying notes to financial statements.

Principal Amount	Short-Term Investments	Value
$25,000,000	Dresdner U.S. Finance, Inc., 3.06%, due 02/01/08	$25,000,000
25,000,000	Dresdner U.S. Finance, Inc., 3.07%, due 02/29/08	24,940,305
5,000,000	General Electric Capital Corp, 4.421%, due 04/11/08	5,000,000
2,500,000	General Electric Capital Corp., 3.1%, due 02/01/08	2,500,000
12,000,000	General Electric Capital Corp., 4.1%, due 02/01/08	12,000,000
15,000,000	HBOS Treasury Services, 4.3%, due 03/12/08	14,928,333
10,000,000	HSBC Finance Corp., 4.53%, due 04/02/08	9,923,242
7,000,000	ING US Funding LLC, 3.2%, due 02/14/08	6,991,911
5,000,000	ING US Funding LLC, 3.45%, due 02/06/08	4,997,604
18,000,000	ING US Funding LLC, 4.42%, due 02/01/08	18,000,000
2,600,000	International Business Machines (IBM) Corp., 3.8%, due 02/01/08	2,600,000
25,000,000	Lehman Brothers, Inc., 3.05%, due 02/01/08	25,000,000
25,000,000	Lehman Brothers, Inc., 3.22%, due 02/06/08	24,988,819
7,000,000	Lehman Brothers, Inc., 3.55%, due 02/06/08	6,996,549
2,238,000	Paccar Financial Corp., 3.29%, due 02/04/08	2,237,386
30,000,000	Prudential Funding LLC, 4.2%, due 02/05/08	29,986,000
25,000,000	UBS AG/Finance LLC, 3.02%, due 02/01/08	25,000,000
18,000,000	UBS AG/Finance LLC, 3.55%, due 02/11/08	17,982,250
10,000,000	UBS AG/Finance LLC, 4.73%, due 02/19/08	9,976,350
2,000,000	UBS AG/Finance LLC, 5.15%, due 03/10/08	1,989,128
2,000,000	US Bancorp, 3.125%, due 03/15/08	1,999,137
15,000,000	Wells Fargo & Co., 4.07%, due 02/05/08	14,993,217

See accompanying notes to financial statements.

Principal Amount	Short-Term Investments	Value
$15,850,000	Wells Fargo & Co., 4.461%, due 03/10/08	$15,848,263

	Total Commercial Paper (cost $998,304,069)	998,304,069

	Corporate Fixed Income Securities (18.0%)
3,600,000	Abbey National Treasury Services, 4.581%, due 07/02/08	3,597,570
14,670,000	American General Finance Corp., 2.75%, due 06/15/08	14,571,032
4,000,000	American General Finance Corp., 2.75%, due 06/16/08	3,974,727
4,000,000	American General Finance Corp., 4.563%, due 01/09/09	3,987,465
5,000,000	American General Finance Corp., 4.988%, due 06/27/08	4,997,533
4,000,000	Bank of America Corp., 3.25%, due 08/15/08	3,998,120
9,000,000	Bank of America Corp., 3.62%, due 08/08/08	9,080,799
10,000,000	Bank of America Corp., 4.887%, due 11/08/08	9,991,350
2,000,000	Bank of New York Mellon Corp., 3.625%, due 01/15/09	2,007,298
5,475,000	Bank One Corp., 2.625%, due 06/30/08	5,415,351
6,500,000	Branch Banking & Trust Co., Inc., 5.174%, due 09/02/08	6,497,943
4,111,000	CitiCorp, 6.375%, due 11/15/08	4,156,261
10,000,000	Credit Suisse USA, Inc., 3.875%, due 01/15/09	10,058,600
15,000,000	Credit Suisse USA, Inc., 5.276%, due 12/09/08	14,986,892
10,000,000	Federal Home Loan Bank, 2.598%, due 02/07/08	10,000,000
10,000,000	Fleet Boston Financial Group, 3.85%, due 02/15/08	9,994,294
6,000,000	General Electric Capital Corp., 3.306%, due 07/28/08	6,002,599
3,967,000	General Electric Capital Corp., 3.67%, due 01/27/09	3,955,078
55,000,000	Goldman Sachs Group, Inc., 3.02%, due 02/01/08	55,000,000

See accompanying notes to financial statements.

Principal Amount	Short-Term Investments	Value
$21,190,000	HSBC Finance Corp., 4.125%, due 03/11/08	$21,162,582
2,000,000	International Lease Finance Corp., 4.5%, due 05/01/08	1,995,636
5,000,000	JPMorgan Chase & Co., 4%, due 02/01/08	5,000,000
5,240,000	SunTrust Banks, Inc., 4%, due 10/15/08	5,264,942
5,000,000	Wachovia Corp., 3.335%, due 10/28/08	4,995,348
25,000,000	Wachovia Corp., 4.32%, due 10/03/08	24,872,396

	Total Corporate Fixed Income Securities (cost $245,563,816)	245,563,816

Number of Shares
	Money Market Investments (7.2%)
49,625,000	BlackRock Liquidity TempFund, 4.29%	49,625,000
49,625,000	Morgan Stanley Institutional Liquidity Fund, 4.31%	49,625,000

	Total Money Market Investments (cost $99,250,000)	99,250,000

Principal Amount
	Other Short-Term Investments (0.0%)
$64,339	State Street Bank & Trust Depository Reserve, 1.65%	64,339
	Total Short-Term Investments (Cost: $1,343,182,224) (98.3%)	1,343,182,224

	Total Investments (Cost: $1,343,182,224) (98.3%)	1,343,182,224
	Excess of Other Assets over Liabilities (1.7%)	22,629,661

	Net Assets (100.0%)	$1,365,811,885

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Banking	59.2%
Brokers	6.6
Commercial Services	0.1
Financial Services	24.5
U.S. Government Agency Obligations	0.7
Short-Term Investments	7.2
Total	98.3%

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2008

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds

	Aerospace & Defense (0.3% of Net Assets)
$75,000	Northrop Grumman Corp., 7.75%, due 02/15/31 (1)	$93,620
225,000	Textron Financial Corp., 4.6%, due 05/03/10	227,572
	Total Aerospace & Defense	321,192

	Airlines (0.0%)
25,000	CHC Helicopter Corp., 7.375%, due 05/01/14 (1)	23,375

	Automotive (0.2%)
225,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	235,194
15,000	Ford Motor Co., 7.45%, due 07/16/31	10,988
25,000	General Motors Corp., 8.375%, due 07/15/33 (1)	20,500
	Total Automotive	266,682

	Banking (1.7%)
275,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	285,053
225,000	Bank of America Corp., 5.625%, due 10/14/16 (1)	232,403
100,000	CIT Group, Inc., 5.4%, due 01/30/16 (1)	81,585
225,000	Citigroup, Inc., 4.125%, due 02/22/10	226,306
75,000	GMAC LLC, 6%, due 12/15/11	63,750
250,000	JPMorgan Chase & Co., 4.75%, due 03/01/15 (1)	244,278
200,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	209,631
75,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	87,015
200,000	US Bank N.A., 6.3%, due 02/04/14 (1)	214,190
200,000	Wachovia Bank N.A., 7.8%, due 08/18/10 (1)	216,193
200,000	Wells Fargo & Co., 6.45%, due 02/01/11	211,995
	Total Banking	2,072,399

	Beverages, Food & Tobacco (0.4%)
100,000	Campbell Soup Co., 6.75%, due 02/15/11 (1)	107,629
100,000	ConAgra Foods, Inc., 6.75%, due 09/15/11 (1)	107,558
30,000	Dole Foods Co., Inc., 8.75%, due 07/15/13 (1)	25,575
75,000	Kellogg Co., 7.45%, due 04/01/31	86,995
100,000	Kraft Foods, Inc., 5.25%, due 10/01/13 (1)	100,923
10,000	Supervalu, Inc., 7.5%, due 11/15/14	10,137
	Total Beverages, Food & Tobacco	438,817

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Building Materials (0.0%)
$15,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15 (1)	$15,262
10,000	IKON Office Solutions, Inc., (144A), 9.926%, due 01/01/12 (2)	9,838
	Total Building Materials	25,100

	Chemicals (0.1%)
10,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16 (1) (2)	8,038
30,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17 (2)	25,800
5,000	Mosaic Co., (144A), 7.375%, due 12/01/14 (2)	5,306
5,000	Mosaic Co., (144A), 7.625%, due 12/01/16 (2)	5,400
25,000	Nova Chemicals Corp., 1%, due 11/15/13 (1)	21,187
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14 (1)	19,350
65,000	Westlake Chemical Corp., 6.625%, due 01/15/16	59,150
	Total Chemicals	144,231

	Coal (0.0%)
40,000	Massey Energy Co., 6.875%, due 12/15/13	38,000
5,000	Peabody Energy Corp., 6.875%, due 03/15/13	4,963
	Total Coal	42,963

	Commercial Services (0.3%)
50,000	Allied Waste North America, Inc., 6.375%, due 04/15/11 (1)	49,375
25,000	Allied Waste North America, Inc., 7.875%, due 04/15/13 (1)	25,406
50,000	Aramark Services, Inc., 8.5%, due 02/01/15 (1)	49,938
35,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (2), (1)	29,313
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	44,500
10,000	Education Management LLC, 8.75%, due 06/01/14	9,625
10,000	Education Management LLC, 10.25%, due 06/01/16 (1)	9,400
50,000	Service Corporation International, 6.75%, due 04/01/15	49,875
100,000	Waste Management, Inc., 7.75%, due 05/15/32	111,775
	Total Commercial Services	379,207

	Communications (0.0%)
5,000	Inmarsat Finance PLC, 0% to 11/01/08, 10.375% thereafter, due 11/15/12	4,875
3,000	Intelsat Corp., 9%, due 08/15/14	2,978
25,000	Intelsat Intermediate Holding Co., Ltd., 0% to 02/01/10, 9.25% thereafter, due 02/01/15	20,625
25,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	24,875
	Total Communications	53,353

	Computer Integrated Systems Design (0.0%)
35,000	Unisys Corp., 8%, due 10/15/12 (1)	30,275

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Containers & Packaging (0.0%)
$15,000	Pliant Corp., 11.125%, due 09/01/09 (1)	$12,300

	Cosmetic & Personal Care (0.1%)
100,000	Procter & Gamble Co., 5.55%, due 03/05/37	100,038

	Data Processing & Preparation (0.0%)
30,000	First Data Corp., (144A), 9.875%, due 09/24/15 (1) (2)	26,475

	Electric Utilities (0.8%)
37,000	AES Corp., 9.375%, due 09/15/10 (1)	38,665
100,000	American Electric Power Co., Inc., 5.25%, due 06/01/15 (1)	100,056
200,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	203,691
100,000	Dominion Resources, Inc., 5.15%, due 07/15/15 (1)	99,148
50,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16 (1)	48,750
75,000	Edison Mission Energy, 7%, due 05/15/17	73,219
30,000	InterGen NV, (144A), 9%, due 06/30/17 (2)	31,350
100,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	100,255
35,000	Mirant North America LLC, 7.375%, due 12/31/13	35,131
50,000	NRG Energy, Inc., 7.375%, due 02/01/16	48,375
35,000	Reliant Energy, Inc., 7.625%, due 06/15/14	33,950
100,000	Southern Power Co., 4.875%, due 07/15/15	98,378
25,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15 (2)	24,562
	Total Electric Utilities	935,530

	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17 (1)	24,375

	Electronics (0.3%)
15,000	Celestica, Inc., 7.625%, due 07/01/13 (1)	14,175
225,000	Cisco Systems, Inc., 5.5%, due 02/22/16 (1)	233,135
25,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	20,437
65,000	NXP BV/NXP Funding LLC, 7.875%, due 10/15/14	60,044
30,000	Sanmina-SCI Corp., 8.125%, due 03/01/16 (1)	26,175
15,000	Sensata Technologies BV, (Netherlands), 8%, due 05/01/14 (1)	13,575
	Total Electronics	367,541

	Entertainment & Leisure (0.3%)
10,000	Herbst Gaming, Inc., 8.125%, due 06/01/12	3,950
20,000	Indianapolis Downs LLC/Indiana Downs & Capital Corp., (144A), 11%, due 11/01/12 (2)	18,400
25,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	22,000

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Entertainment & Leisure (Continued)
$40,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1) (2)	$38,250
100,000	News America, Inc., 6.4%, due 12/15/35 (1)	98,014
20,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (2)	18,250
40,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (2)	35,600
175,000	Xerox Corp., 5.5%, due 05/15/12 (1)	177,922
	Total Entertainment & Leisure	412,386

	Financial Services (1.1%)
175,000	American Express Credit Corp., 5%, due 12/02/10 (1)	181,198
225,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	226,849
225,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10	226,662
20,000	Ford Motor Credit Co., 7%, due 10/01/13 (1)	16,700
100,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	103,410
25,000	Hawker Beechcraft ACQ Co., (144A), 8.5%, due 04/01/15 (2)	24,875
20,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	19,800
250,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14 (1)	236,922
15,000	MCBC Holdings, Inc., (144A), 11.521%, due 10/15/14 (2)	13,950
20,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (2)	19,300
250,000	PNC Funding Corp., 5.25%, due 11/15/15 (1)	245,456
32,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	32,560
10,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13 (1)	10,150
	Total Financial Services	1,357,832

	Food Retailers (0.1%)
100,000	Kroger Co., 5.5%, due 02/01/13 (1)	103,120

	Forest Products & Paper (0.2%)
10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13 (1)	7,225
20,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11 (1)	15,400
10,000	Caraustar Industries, Inc., 7.375%, due 06/01/09 (1)	8,200
25,000	Catalyst Paper Corp., 7.375%, due 03/01/14 (1)	18,813
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (2)	24,250
25,000	Graphic Packaging International Corp., 9.5%, due 08/15/13 (1)	23,562
10,000	Neenah Paper, Inc., 7.375%, due 11/15/14	8,725
10,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14 (1)	9,775
100,000	Westvaco Corp., 8.2%, due 01/15/30	103,572
	Total Forest Products & Paper	219,522

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Healthcare Providers (0.1%)
$40,000	Community Health Systems, Inc., 8.875%, due 07/15/15 (1)	$40,300
50,000	HCA, Inc., 9.25%, due 11/15/16 (1)	52,625
40,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	39,600
5,000	United Surgical Partners, 8.875%, due 05/01/17 (1)	4,875
	Total Healthcare Providers	137,400

	Heavy Machinery (0.1%)
100,000	John Deere Capital Corp., 5.1%, due 01/15/13	104,347

	Home Construction, Furnishings & Appliances (0.3%)
225,000	General Electric Capital Corp., 5.875%, due 02/15/12	239,783
40,000	KB Home, 7.25%, due 06/15/18	38,000
25,000	Standard Pacific Corp., 7%, due 08/15/15 (1)	17,000
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	11,400
	Total Home Construction, Furnishings & Appliances	306,183

	Household Products (0.1%)
125,000	Fortune Brands, Inc., 5.375%, due 01/15/16 (1)	120,043

	Industrial - Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	23,175

	Insurance (0.6%)
125,000	Allstate Corp. (The), 5%, due 08/15/14 (1)	125,071
125,000	American International Group, 5.6%, due 10/18/16 (1)	125,506
225,000	International Lease Finance Corp., 5.875%, due 05/01/13	231,256
25,000	Leucadia National Corp., 7%, due 08/15/13 (1)	24,125
125,000	MetLife, Inc., 5.7%, due 06/15/35	114,428
125,000	WellPoint, Inc., 5.25%, due 01/15/16	122,774
	Total Insurance	743,160

	Lodging (0.1%)
20,000	M T R Gaming Group, Inc., 9%, due 06/01/12	18,400
10,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10 (1)	8,925
75,000	Mandalay Resort Group, 7.625%, due 07/15/13	70,500
	Total Lodging	97,825

	Media - Broadcasting & Publishing (0.5%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (2)	48,625
100,000	CBS Corp., 5.625%, due 08/15/12	101,056

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Media - Broadcasting & Publishing (Continued)
$50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12 (2)	$47,375
25,000	CMP Susquehanna Corp., 9.875%, due 05/15/14 (1)	17,375
100,000	Comcast Corp., 6.45%, due 03/15/37	97,116
50,000	CSC Holdings, Inc., 7.625%, due 04/01/11	49,500
25,000	Dex Media, Inc., 8%, due 11/15/13	22,625
25,000	Echostar DBS Corp., 7%, due 10/01/13 (1)	25,063
50,000	Idearc, Inc., 8%, due 11/15/16 (1)	45,000
30,000	Mediacom Broadband LLC, 8.5%, due 10/15/15 (1)	24,450
100,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	116,155
30,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1) (2)	22,350
	Total Media - Broadcasting & Publishing	616,690

	Medical Supplies (0.0%)
15,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17 (1)	12,675
25,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15 (1) (2)	25,312
15,000	LVB Acquisition Merger Sub, Inc., (144A), 10%, due 10/15/17 (2)	15,450
	Total Medical Supplies	53,437

	Metals (0.2%)
15,000	AK Steel Corp., 7.75%, due 06/15/12	14,925
40,000	Belden, Inc., 7%, due 03/15/17	38,300
125,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	123,729
5,000	FREEPORT-McMoRan COPPER & GOLD, Inc., 8.25%, due 04/01/15	5,250
30,000	FREEPORT-McMoRan COPPER & GOLD, Inc., 8.375%, due 04/01/17 (1)	31,725
25,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	21,187
15,000	Novelis, Inc., 7.25%, due 02/15/15	13,763
25,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	24,375
5,000	US Steel Corp., 7%, due 02/01/18 (1)	4,928
	Total Metals	278,182

	Miscellaneous (0.1%)
150,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	153,506

	Oil & Gas (0.6%)
225,000	Apache Corp., 6%, due 01/15/37 (1)	225,137
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15 (1)	53,350
100,000	Conoco, Inc., 6.95%, due 04/15/29	114,915
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	10,000

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Oil & Gas (Continued)
$15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	$15,000
30,000	El Paso Corp., 7.875%, due 06/15/12 (1)	31,087
20,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14 (2)	19,700
15,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	15,375
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	19,400
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	4,900
225,000	XTO Energy, Inc., 5.65%, due 04/01/16 (1)	230,151
	Total Oil & Gas	739,015

	Pharmaceuticals (0.3%)
100,000	Abbott Laboratories, 5.6%, due 11/30/17	104,962
100,000	Eli Lilly & Co., 5.2%, due 03/15/17 (1)	101,375
100,000	McKesson HBOC, Inc., 5.7%, due 03/01/17 (1)	100,421
100,000	Wyeth, 5.5%, due 02/01/14	103,977
	Total Pharmaceuticals	410,735

	Radio Telephone Communications (0.2%)
175,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31 (1)	219,121
10,000	Nextel Communications, Inc., 7.375%, due 08/01/15	9,023
	Total Radio Telephone Communications	228,144

	Real Estate (0.2%)
25,000	American Real Estate Partners, LP, (144A), 7.125%, due 02/15/13 (2)	23,250
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13 (1)	9,300
15,000	Host Marriott, LP, 7.125%, due 11/01/13 (1)	15,000
250,000	Simon Property Group, LP, 5.1%, due 06/15/15 (REIT) (1)	232,672
	Total Real Estate	280,222

	Retailers (0.1%)
10,000	Dollarama Group, LP, 8.875%, due 08/15/12 (1)	9,500
10,000	Harry & David Holdings, Inc., 9%, due 03/01/13	8,900
5,000	Harry & David Holdings, Inc., 10.124%, due 03/01/12	4,662
100,000	JC Penney Corp., Inc., 6.375%, due 10/15/36	88,122
10,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15 (1)	9,950
20,000	Rite Aid Corp., 7.5%, due 01/15/15	17,600
	Total Retailers	138,734

	Telephone Communications, exc. Radio (0.4%)
100,000	AT&T Corp., 8%, due 11/15/31 (1)	120,721

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	Telephone Communications, exc. Radio (Continued)
$10,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	$10,200
25,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14 (1)	23,938
50,000	Citizens Communications Co., 9%, due 08/15/31	47,750
150,000	Deutsche Telekom International Finance AG (Germany), 8%, due 06/15/10	162,510
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	29,700
25,000	Qwest Corp., 8.875%, due 03/15/12 (1)	26,531
100,000	Verizon Communications, Inc., 6.25%, due 04/01/37 (1)	100,995
	Total Telephone Communications, exc. Radio	522,345

	Telephone Systems (0.2%)
25,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	21,688
30,000	Rural Cellular Corp., 8.124%, due 06/01/13	30,450
100,000	Telefonica Emisiones, S.A.U. (Spain), 7.045%, due 06/20/36 (1)	110,274
50,000	Windstream Corp., 8.625%, due 08/01/16 (1)	51,875
	Total Telephone Systems	214,287

	Transportation (0.2%)
100,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11 (1)	106,460
25,000	Hertz Corp., 8.875%, due 01/01/14	24,312
100,000	United Parcel Service, Inc., 5.5%, due 01/15/18	104,507
	Total Transportation	235,279

	Total Corporate Bonds (Cost: $12,906,668) (10.2%)	12,759,422

	Collateralized Mortgage Obligations (34.6%)
2,500,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	2,427,458
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,819,061
366,690	Countrywide Home Loan Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	371,628
522,350	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	520,114
1,451,709	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,574,452
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	980,428
60,093	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	60,003
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,565,852
1,385,182	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,390,057
410,328	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	410,275
1,374,977	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,376,438
260,824	Federal Home Loan Mortgage Corp. (2897-SD), 3.746%, due 10/15/31 (I/F) (TAC)	267,837
1,279,754	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,187,861
3,625,000	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,568,804
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,469,723
1,289,558	Federal Home Loan Mortgage Corp. (3330-SB), 1%, due 06/15/37 (I/F) (TAC)	1,280,270

See accompanying notes to financial statements.

Principal Amount		Fixed Income Securities	Value

$1,027,817		Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	$1,016,819
508,583		Federal National Mortgage Association (01-14-SH), 10.798% , due 03/25/30 (I/F)	644,919
397,542		Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	380,277
915,171		Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	877,735
1,500,000		Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,486,007
5,015,000		Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,715,281
3,026,523		Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,975,558
1,294,880		Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,217,096
1,151,853		Government National Mortgage Association (05-25-Z), 5%, due 03/15/35	1,091,897
2,703,000		JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	2,696,237
1,590,015		Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.103%, due 03/25/36	1,611,791
		Total Collateralized Mortgage Obligations (Cost: $41,379,061)	42,983,878

		Foreign Government Bonds & Notes (3.2%)
EUR	275,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	383,773
EUR	628,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	905,753
EUR	380,000	Federal Republic of Germany, 3.5%, due 01/04/16	550,019
CAD	475,000	French Republic, 3.25%, due 04/25/16	669,703
CAD	100,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11 (1)	108,828
CAD	100,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	105,424
CAD	100,000	Province of Quebec (Canada), 7.5%, due 09/15/29 (1)	131,120
PLN	425,000	Republic of Poland, 5.25%, due 10/25/17	169,236
PLN	200,000	Republic of Poland, 6.25%, due 07/03/12 (1)	220,124
ILS	100,000	State of Israel, 4.625%, due 06/15/13	102,653
SEK	775,000	Swedish Government, 3.75%, due 08/12/17	119,169
GBP	200,000	Treasury GILT (Great Britain), 4%, due 09/07/16	384,690
MXN	100,000	United Mexican States, 5.625%, due 01/15/17 (1)	103,400
		Total Foreign Government Bonds & Notes (Cost: $3,683,922)	3,953,892

		U.S. Government Agency Obligations (32.9%)
4,300,000		Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16 (1)	4,512,287
3,300,000		Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	3,537,661
1,500,000		Federal Home Loan Mortgage Corp., 4.125%, due 10/18/10 (1)	1,551,413
3,550,000		Federal Home Loan Mortgage Corp., 4.375%, due 03/17/10 (1)	3,671,075
1,714,734		Federal Home Loan Mortgage Corp., Pool #1A1127, 6.553%, due 01/01/37	1,789,073
334,837		Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	340,327
166,780		Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	169,202
357,418		Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	366,105
1,740,564		Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	1,734,690
2,203,050		Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	2,255,946
2,200,000		Federal National Mortgage Association, 4.5%, due 10/15/08	2,228,185
3,200,000		Federal National Mortgage Association, 6.625%, due 09/15/09 (1)	3,396,698
334,740		Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	343,413

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value
$602,905	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	$620,584
271,379	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	283,323
1,222,618	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	1,207,272
650,355	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	647,513
405,625	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	411,862
—	Federal National Mortgage Association, Pool #888566, 5.5%, due 01/01/37	—
3,638,313	Federal National Mortgage Association Pool #949750, 5.5%, due 09/01/37	3,671,512
585,547	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	573,324
1,869,905	Government National Mortgage Association, Pool #618740, 5%, due 12/15/36	1,876,079
3,762,365	Government National Mortgage Association, Pool #663134, 5.5%, due 03/15/37	3,840,630
1,837,757	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,844,399
	Total U.S. Government Agency Obligations (Cost: $39,711,514)	40,872,573

	U.S. Treasury Bonds (8.1%)
750,000	U.S. Treasury Bond, 4.5%, due 02/15/36 (1)	766,523
3,300,000	U.S. Treasury Bond, 4.875%, due 08/15/16 (1)	3,620,719
1,150,000	U.S. Treasury Bond, 6.125%, due 11/15/27 (1)	1,418,453
1,200,000	U.S. Treasury Bond, 6.125%, due 08/15/29 (1)	1,494,000
300,000	U.S. Treasury Bond, 7.125%, due 02/15/23 (1)	396,797
1,700,000	U.S. Treasury Bond, 8.125%, due 08/15/19 (1)	2,354,234
	Total U.S. Treasury Bonds (Cost: $9,564,859)	10,050,726

	U.S. Treasury Notes (5.6%)
2,300,000	U.S. Treasury Note, 4.125%, due 05/15/15 (1)	2,417,156
2,900,000	U.S. Treasury Note, 4.875%, due 06/30/12 (1)	3,157,375
1,350,000	U.S. Treasury Note, 5.125%, due 06/30/08 (1)	1,366,664
	Total U.S. Treasury Notes (Cost: $6,603,538)	6,941,195

	Total Fixed Income Securities (Cost: $113,849,562) (94.6%)	117,561,686

Number of Shares	Short-Term Investments

	Money Market Investments (26.4%)
32,812,080	State Street Navigator Securities Lending Trust, 3.92% (3)	32,812,080

Principal Amount

	Other Short-Term Investments (2.7%)
$3,435,099	State Street Bank & Trust Depository Reserve, 1.65%	$3,435,099
	Total Short-Term Investments (cost $36,247,179)	36,247,179

	Total Investments (Cost: $150,096,741) (123.7%)	153,808,865
	Liabilities in Excess of Other Assets (-23.7%)	(29,508,208)

	Net Assets (100.0%)	$124,300,657

See accompanying notes to financial statements.

Notes to the Schedule of Investments:
CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
GBP	-	British Pound.
ILS	-	Israeli Shekel.
MXN	-	Mexican Peso.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.
(1)		Security partially or fully lent (Note 3).
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of these securities amounted to $561,019 or 0.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Aerospace & Defense	0.3%
Airlines	0.0
Automotive	0.2
Banking	12.9
Beverages, Food & Tobacco	0.4
Building Materials	0.0
Chemicals	0.1
Coal	0.0
Commercial Services	0.3
Communications	0.0
Computer Integrated Systems Design	0.0
Containers & Packaging	0.0
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.0
Electric Utilities	0.8
Electrical Equipment	0.0
Electronics	0.3
Entertainment & Leisure	0.3
Financial Services	3.1
Food Retailers	0.1
Forest Products & Paper	0.2
Healthcare Providers	0.1
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.3
Household Products	0.1
Industrial - Diversified	0.0
Insurance	0.6
Lodging	0.1
Media - Broadcasting & Publishing	0.5
Medical Supplies	0.0
Metals	0.2
Miscellaneous	0.1
Oil & Gas	0.6
Pharmaceuticals	0.3
Private Mortgage-Backed Securities	0.4
Radio Telephone Communications	0.2
Real Estate	0.2
Retailers	0.1
Sovereign Government	5.0

See accompanying notes to financial statements.

Telephone Communications, exc. Radio	0.4
Telephone Systems	0.2
Transportation	0.2
U.S. Government Agency Obligations	53.9
U.S. Government Obligations	10.8
Foreign Government Securities	1.1
Short-Term Investments	29.1
Total	123.7%

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2008

Principal Amount	Corporate Bonds	Value

	Airlines (1.1% of Net Assets)
$650,000	CHC Helicopter Corp., 7.375%, due 05/01/14 (1)	$607,750

	Automotive (2.0%)
250,000	Ford Motor Co., 7.45%, due 07/16/31 (1)	183,125
850,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	742,423
300,000	General Motors Corp., 8.375%, due 07/15/33 (1)	246,000
	Total Automotive	1,171,548

	Banking (0.5%)
175,000	Ford Motor Credit Co., 8.708%, due 04/15/12	170,400
150,000	GMAC LLC, 6%, due 12/15/11	127,500
	Total Banking	297,900

	Beverages, Food & Tobacco (0.7%)
150,000	Dole Foods Co., Inc., 8.75%, due 07/15/13 (1)	127,875
300,000	Smithfield Foods, Inc., 7.75%, due 07/01/17 (1)	285,000
	Total Beverages, Food & Tobacco	412,875

	Chemicals (4.3%)
500,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16 (2), (1)	401,875
350,000	Mosaic Co., (144A), 7.625%, due 12/01/16 (2)	378,000
875,000	Nova Chemicals Corp., 1%, due 11/15/13 (1)	741,562
200,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	193,500
450,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12 (1)	423,000
350,000	Westlake Chemical Corp., 6.625%, due 01/15/16	318,500
	Total Chemicals	2,456,437

	Coal (1.5%)
50,000	Consol Energy, Inc., 7.875%, due 03/01/12	52,000
500,000	Massey Energy Co., 6.875%, due 12/15/13	475,000
350,000	Peabody Energy Corp., 6.875%, due 03/15/13	347,375
	Total Coal	874,375

	Commercial Services (6.8%)
375,000	Allied Waste North America, Inc., 6.375%, due 04/15/11 (1)	370,312
375,000	Allied Waste North America, Inc., 7.875%, due 04/15/13 (1)	381,094
650,000	Aramark Services, Inc., 8.5%, due 02/01/15 (1)	649,187
500,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1) (2)	418,750
875,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16 (1)	778,750
350,000	Education Management LLC, 10.25%, due 06/01/16 (1)	329,000

See accompanying notes to financial statements.

Principal Amount	Corporate Bonds	Value

	Commercial Services (Continued)
$750,000	Service Corporation International, 7.375%, due 10/01/14	$765,000
225,000	US Oncology, Inc., 10.75%, due 08/15/14	219,938
	Total Commercial Services	3,912,031

	Communications (1.7%)
5,000	Inmarsat Finance PLC, 0% to 11/01/08, 10.375% thereafter, 0%, due 11/15/12	4,875
950,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	945,250
	Total Communications	950,125

	Computer Integrated Systems Design (0.7%)
450,000	Unisys Corp., 8%, due 10/15/12 (1)	389,250

	Containers & Packaging (0.3%)
175,000	Pliant Corp., 11.125%, due 09/01/09 (1)	143,500

	Data Processing & Preparation (0.8%)
500,000	First Data Corp., (144A), 9.875%, due 09/24/15 (1) (2)	441,250

	Electric Utilities (11.3%)
900,000	AES Corp., 7.75%, due 03/01/14 (1)	918,000
800,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16 (1)	780,000
1,100,000	Edison Mission Energy, 7%, due 05/15/17	1,073,875
900,000	InterGen NV, (144A), 9%, due 06/30/17 (2)	940,500
500,000	Mirant North America LLC, 7.375%, due 12/31/13	501,875
900,000	NRG Energy, Inc., 7.375%, due 02/01/16 (1)	870,750
850,000	Reliant Energy, Inc., 7.625%, due 06/15/14	824,500
600,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15 (2)	589,500
	Total Electric Utilities	6,499,000

	Electrical Equipment (0.9%)
500,000	Baldor Electric Co., 8.625%, due 02/15/17	487,500

	Electronics (4.3%)
225,000	Celestica, Inc., 7.625%, due 07/01/13 (1)	212,625
500,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	408,750
650,000	NXP BV/NXP Funding LLC, 7.875%, due 10/15/14	600,437
525,000	Sanmina-SCI Corp., (144A), 7.741%, due 06/15/14 (2)	502,688
300,000	Sanmina-SCI Corp., 8.125%, due 03/01/16 (1)	261,750
500,000	Sensata Technologies BV, (Netherlands), 8%, due 05/01/14 (1)	452,500
	Total Electronics	2,438,750

See accompanying notes to financial statements.

Principal Amount	Corporate Bonds	Value

	Entertainment & Leisure (4.4%)
$350,000	Herbst Gaming, Inc., 8.125%, due 06/01/12	$138,250
550,000	Indianapolis Downs LLC/Indiana Downs & Capital Corp., (144A), 11%, due 11/01/12 (2)	506,000
525,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	462,000
350,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1) (2)	334,688
425,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (2)	387,812
800,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (2)	712,000
	Total Entertainment & Leisure	2,540,750

	Financial Services (5.7%)
118,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	120,065
500,000	Ford Motor Credit Co., 7%, due 10/01/13 (1)	417,500
600,000	Hawker Beechcraft ACQ Co., (144A), 8.5%, due 04/01/15 (2)	597,000
500,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	495,000
375,000	MCBC Holdings, Inc., (144A), 11.521%, due 10/15/14 (2)	348,750
500,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (2)	482,500
520,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	529,100
300,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	304,500
	Total Financial Services	3,294,415

	Forest Products & Paper (5.4%)
425,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11 (1)	327,250
400,000	Catalyst Paper Corp., 7.375%, due 03/01/14 (1)	301,000
500,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	518,750
675,000	Graphic Packaging International Corp., 9.5%, due 08/15/13 (1)	636,187
355,000	Neenah Paper, Inc., 7.375%, due 11/15/14	309,738
500,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15 (2)	477,500
525,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14 (1)	513,187
	Total Forest Products & Paper	3,083,612

	Healthcare Providers (3.5%)
500,000	Community Health Systems, Inc., 8.875%, due 07/15/15	503,750
775,000	HCA, Inc., 9.25%, due 11/15/16	815,688
700,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	693,000
	Total Healthcare Providers	2,012,438

	Home Construction, Furnishings & Appliances (2.8%)
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15 (1)	471,250
900,000	KB Home, 7.25%, due 06/15/18	855,000
225,000	Standard Pacific Corp., 9.25%, due 04/15/12 (1)	112,500
300,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	168,000
	Total Home Construction, Furnishings & Appliances	1,606,750

See accompanying notes to financial statements.

Principal Amount	Corporate Bonds	Value

	Industrial - Diversified (0.3%)
$250,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	$193,125

	Insurance (1.3%)
750,000	Leucadia National Corp., 7%, due 08/15/13	723,750

	Lodging (2.4%)
500,000	M T R Gaming Group, Inc., 9%, due 06/01/12	460,000
250,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	223,125
250,000	Mandalay Resort Group, 7.625%, due 07/15/13	235,000
500,000	MGM Mirage, Inc., 7.625%, due 01/15/17 (1)	485,000
	Total Lodging	1,403,125

	Media - Broadcasting & Publishing (7.7%)
650,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (2)	632,125
150,000	Charter Communications Holdings LLC, 11%, due 10/01/15 (1)	106,875
600,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12 (2)	568,500
425,000	CMP Susquehanna Corp., 9.875%, due 05/15/14 (1)	295,375
450,000	CSC Holdings, Inc., 7.625%, due 04/01/11 (1)	445,500
500,000	Dex Media, Inc., 8%, due 11/15/13	452,500
500,000	Echostar DBS Corp., 7%, due 10/01/13 (1)	501,250
650,000	Idearc, Inc., 8%, due 11/15/16 (1)	585,000
325,000	Mediacom Broadband LLC, 8.5%, due 10/15/15 (1)	264,875
775,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1) (2)	577,375
	Total Media - Broadcasting & Publishing	4,429,375

	Medical Supplies (1.5%)
450,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17 (1)	380,250
100,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15 (1) (2)	101,250
350,000	LVB Acquisition Merger Sub, Inc., (144A), 10%, due 10/15/17 (2)	360,500
	Total Medical Supplies	842,000

	Metals (4.6%)
575,000	Belden, Inc., 7%, due 03/15/17	552,000
675,000	FREEPORT-McMoRan COPPER & GOLD, Inc., 8.375%, due 04/01/17 (1)	713,812
725,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	614,438

See accompanying notes to financial statements.

Principal Amount	Corporate Bonds	Value

	Metals (Continued)
$250,000	Novelis, Inc., 7.25%, due 02/15/15	$229,375
400,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	390,000
150,000	US Steel Corp., 7%, due 02/01/18 (1)	147,842
	Total Metals	2,647,467

	Oil & Gas (6.8%)
500,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	470,000
700,000	Chesapeake Energy Corp., 7%, due 08/15/14 (1)	701,750
625,000	Denbury Resources, Inc., 7.5%, due 12/15/15	625,000
250,000	El Paso Corp., 7.875%, due 06/15/12 (1)	259,062
425,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14 (2)	418,625
400,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	410,000
500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	485,000
175,000	Whiting Petroleum Corp., 7%, due 02/01/14	171,500
325,000	Williams Companies, Inc., 7.875%, due 09/01/21	358,719
	Total Oil & Gas	3,899,656

	Radio Telephone Communications (0.4%)
225,000	Nextel Communications, Inc., 7.375%, due 08/01/15	203,014

	Real Estate (1.6%)
500,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	492,500
450,000	Host Marriott, LP, 7.125%, due 11/01/13 (REIT) (1)	450,000
	Total Real Estate	942,500

	Retailers (2.8%)
525,000	Dollarama Group, LP, 8.875%, due 08/15/12 (1)	498,750
500,000	Harry & David Holdings, Inc., 9%, due 03/01/13	445,000
225,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15 (1)	223,875
500,000	Rite Aid Corp., 7.5%, due 01/15/15	440,000
	Total Retailers	1,607,625

	Telephone Communications, exc. Radio (3.5%)
250,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	255,000
500,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14 (1)	478,750
400,000	Citizens Communications Co., 9%, due 08/15/31	382,000
750,000	Qwest Corp., 7.625%, due 06/15/15	754,688
100,000	Qwest Corp., 8.875%, due 03/15/12 (1)	106,125
	Total Telephone Communications, exc. Radio	1,976,563

See accompanying notes to financial statements.

Principal Amount	Corporate Bonds	Value

	Telephone Systems (2.1%)
$500,000	Level 3 Financing, Inc., 9.25%, due 11/01/14 (1)	$433,750
750,000	Windstream Corp., 8.625%, due 08/01/16 (1)	778,125
	Total Telephone Systems	1,211,875

	Transportation (0.5%)
300,000	Hertz Corp., 8.875%, due 01/01/14	291,750
	Total Corporate Bonds (Cost: $57,425,812) (94.2%)	53,992,081

Number of Shares	Equity Securities

6,000	Chesapeake Energy Corp., Common Stock (Oil, Gas & Consumable Fuels) (1)	223,380
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (1) (3)	155,200
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telecommunications) (2) (3)	—
49,000	Level 3 Communications, Inc., Common Stock (Diversified Telecommunication Services) (3) (1)	168,560
15,000	M T R Gaming Group, Inc., Common Stock (Lodging) (1) (3)	96,600
4	Pliant Corp., Common Stock (Paper & Forest Products) (3)	—
5,500	Rogers Communications, Inc., Class B, Common Stock (Radio Telephone Communications)	210,705
	Total Equity Securities (Cost: $1,250,555) (1.5%)	854,445

	Short-Term Investments
	Money Market Investments (28.5%)
16,339,068	State Street Navigator Securities Lending Trust, 3.92% (4)	16,339,068

Principal Amount

	Other Short-Term Investments (0.5%)
$283,687	State Street Bank & Trust Depository Reserve, 1.65%	283,687
	Total Short-Term Investments (Cost: $16,622,755) (29.0%)	16,622,755

	Total Investments (Cost: $75,299,122) (124.7%)	71,469,281
	Liabilities in Excess of Other Assets (-24.7%)	(14,133,562)

	Net Assets (100.0%)	$57,335,719

Notes to the Schedule of Investments:

(1)	Security partially or fully lent (Note 3).
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of these securities amounted to $10,177,188 or 17.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Non-income producing security.
(4)	Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Airlines	1.1%
Automotive	2.0
Banking	0.5
Beverages, Food & Tobacco	0.7
Chemicals	4.3
Coal	1.5
Commercial Services	6.8
Communications	1.7
Computer Integrated Systems Design	0.7
Containers & Packaging	0.3
Data Processing & Preparation	0.8
Diversified Telecommunication Services	0.3
Electric Utilities	11.3
Electrical Equipment	0.9
Electronics	4.3
Entertainment & Leisure	4.4
Financial Services	5.7
Forest Products & Paper	5.4
Healthcare Providers	3.5
Home Construction, Furnishings & Appliances	2.8
Industrial - Diversified	0.3
Insurance	1.3
Lodging	2.6
Media - Broadcasting & Publishing	7.7
Medical Supplies	1.5
Metals	4.6
Oil & Gas	6.8
Oil, Gas & Consumable Fuels	0.4
Radio Telephone Communications	0.7
Real Estate	1.6
Retailers	2.8
Telephone Communications, exc. Radio	3.8
Telephone Systems	2.1
Transportation	0.5
Short-Term Investments	29.0
Total	124.7%

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2008

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (56.4% of Net Assets)
$3,020,867	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 6.62%, due 08/25/34	$3,015,702
3,656,593	Countrywide Alternative Loan Trust (05-76-1A1), 6.142%, due 01/25/36	3,493,046
1,097,033	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 6.137%, due 07/20/34	1,108,982
3,403,898	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)	3,501,037
677,167	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 7.133%, due 11/25/32	675,051
26,580	Federal Home Loan Mortgage Corp. (2432-FH), 4.936%, due 03/15/32	26,399
268,266	Federal Home Loan Mortgage Corp. (2585-FD), 4.736%, due 12/15/32	264,783
2,150,478	Federal Home Loan Mortgage Corp. (2649-PF), 4.636%, due 06/15/33 (PAC)	2,141,590
2,053,851	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	2,075,973
571,877	Federal Home Loan Mortgage Corp. (3063-FJ), 4.796%, due 05/15/33	571,594
2,984,575	Federal Home Loan Mortgage Corp. (3070-FT), 4.586%, due 11/15/35	2,954,256
2,765,634	Federal Home Loan Mortgage Corp. (3114-PF), 4.636%, due 02/15/36	2,738,956
3,450,400	Federal Home Loan Mortgage Corp. (3170-FM), 4.586%, due 09/15/33 (TAC)	3,424,040
2,607,810	Federal Home Loan Mortgage Corp. Strip (237-F22), 4.586%, due 05/15/36	2,579,253
2,743,257	Federal Home Loan Mortgage Corp. Strip (244-F14), 4.636%, due 12/15/36	2,711,384
2,485,912	Federal National Mortgage Association (03-64-FN), 3.826%, due 07/25/33	2,476,624
2,430,873	Federal National Mortgage Association (06-30-KF), 3.816%, due 05/25/36	2,397,240
1,259,539	Federal National Mortgage Association (06-74-GF), 3.876%, due 08/25/36 (TAC)	1,258,773
4,673,691	Federal National Mortgage Association (07-88-FY), 3.836%, due 09/25/37	4,654,793
1,314,936	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 3.876%, due 06/25/34	1,313,494
264,208	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 3.826%, due 12/25/33	264,965
3,355,615	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.529%, due 05/19/36	3,349,631
1,737,571	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 6.062%, due 10/25/45	1,624,629
4,475,222	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 6.662%, due 03/25/36	4,253,251
2,667,562	Harborview Mortgage Loan Trust (05-4-2A), 5.391%, due 07/19/35	2,641,226
146,881	Residential Accredit Loans, Inc. (02-QS16-A2), 3.926%, due 10/25/17	147,097
4,904,168	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 5.195%, due 11/25/35	5,087,807
1,956,754	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	1,983,631
96,446	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 3.826%, due 02/25/33 (PAC)	96,682
82,515	Wells Fargo Mortgage Backed Securities Trust (05-18-2A3), 5.5%, due 01/25/36 (PAC)	82,374
	Total Collateralized Mortgage Obligations (Cost: $63,512,908)	62,914,263

	U.S. Government Agency Obligations (32.6%)
81,223	Federal Home Loan Mortgage Corp., Pool #1B1010, 6.937%, due 08/01/33	82,853
2,036,313	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.945%, due 06/01/35	2,053,116
358,627	Federal Home Loan Mortgage Corp., Pool #310005, 7.195%, due 11/01/19	369,037

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value
$141,262	Federal Home Loan Mortgage Corp., Pool #610967, 7.142%, due 04/01/28	$145,049
622,468	Federal Home Loan Mortgage Corp., Pool #780721, 7.117%, due 08/01/33	635,329
164,855	Federal Home Loan Mortgage Corp., Pool #780833, 6.574%, due 09/01/33	165,537
1,039,431	Federal Home Loan Mortgage Corp., Pool #781122, 6.64%, due 12/01/33	1,060,339
99,926	Federal Home Loan Mortgage Corp., Pool #789924, 6.756%, due 11/01/32	102,271
2,156,313	Federal Home Loan Mortgage Corp., Pool #847342, 6.56%, due 05/01/34	2,194,032
72,749	Federal National Mortgage Association, Pool #392536, 7.7%, due 08/01/27	73,659
143,634	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	152,126
40,378	Federal National Mortgage Association, Pool #661691, 6.687%, due 10/01/32	40,488
533,970	Federal National Mortgage Association, Pool #711014, 7.159%, due 10/01/33	545,970
157,659	Federal National Mortgage Association, Pool #725886, 6.144%, due 05/01/34	157,363
849,147	Federal National Mortgage Association, Pool #735084, 6.779%, due 02/01/34	875,117
276,132	Federal National Mortgage Association, Pool #735524, 6.863%, due 02/01/35	278,845
907,395	Federal National Mortgage Association, Pool #735542, 6.296%, due 11/01/34	907,600
1,216,732	Federal National Mortgage Association, Pool #770222, 5.166%, due 04/01/34	1,216,488
2,953,321	Federal National Mortgage Association, Pool #773853, 5.386%, due 04/01/34	2,992,260
256,197	Federal National Mortgage Association, Pool #786884, 6.756%, due 08/01/34	254,741
1,020,199	Federal National Mortgage Association, Pool #793031, 6.723%, due 07/01/34	1,027,204
1,202,690	Federal National Mortgage Association, Pool #804017, 6.02%, due 12/01/34	1,219,949
604,600	Federal National Mortgage Association, Pool #821159, 6.915%, due 05/01/35	622,195
2,223,395	Federal National Mortgage Association, Pool #821542, 4.426%, due 05/01/35	2,221,589
586,678	Federal National Mortgage Association, Pool #821915, 6.631%, due 06/01/35	592,951
718,145	Federal National Mortgage Association, Pool #822073, 6.699%, due 07/01/35	725,200
334,278	Federal National Mortgage Association, Pool #826239, 6.638%, due 07/01/35	338,366
287,255	Federal National Mortgage Association, Pool #830581, 6.929%, due 05/01/35	286,195
602,900	Federal National Mortgage Association, Pool #832721, 6.802%, due 09/01/35	612,083
610,105	Federal National Mortgage Association, Pool #841970, 6.883%, due 10/01/33	620,532
3,428,103	Federal National Mortgage Association, Pool #845565, 4.912%, due 01/01/36	3,440,677
1,272,474	Federal National Mortgage Association, Pool #851282, 6.591%, due 11/01/35	1,280,849
3,968,419	Federal National Mortgage Association, Pool #952235, 7%, due 11/01/37	4,197,397
282,235	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	294,823
69,383	Government National Mortgage Association II, Pool #80022, 6.125%, due 12/20/26	69,943
576,211	Government National Mortgage Association II, Pool #80546, 6%, due 10/20/31	578,589
84,201	Government National Mortgage Association II, Pool #80636, 5.625%, due 09/20/32	86,451
392,338	Government National Mortgage Association II, Pool #80734, 5.625%, due 09/20/33	396,275
12,356	Government National Mortgage Association II, Pool #80747, 6.125%, due 10/20/33	12,409
70,505	Government National Mortgage Association II, Pool #80757, 5.625%, due 10/20/33	71,212
146,256	Government National Mortgage Association II, Pool #80764, 6.125%, due 11/20/33	146,876
158,881	Government National Mortgage Association II, Pool #80766, 6.125%, due 11/20/33	159,553
489,320	Government National Mortgage Association II, Pool #80797, 6%, due 01/20/34	493,550
2,084,744	Government National Mortgage Association II, Pool #80848, 6.5%, due 03/20/34	2,117,070

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value
$208,514	Government National Mortgage Association II, Pool #80869, 6.5%, due 04/20/34	$214,576
189,629	Government National Mortgage Association II, Pool #80937, 6.5%, due 06/20/34	193,614
	Total U.S. Government Agency Obligations (Cost: $35,981,573)	36,322,348

	Total Fixed Income Securities (Cost: $99,494,481) (89.0%)	99,236,611

	Short-Term Investments
3,500,000	American General Finance Corp., 3.08%, due 02/12/08 (Commercial Paper)	3,496,706
5,000,000	HSBC Finance Corp., 3.1%, due 02/20/08 (Commercial Paper)	4,991,820
3,500,000	Pitney Bowes, Inc., 3.15%, due 02/08/08 (Commercial Paper)	3,497,856
230,164	State Street Bank & Trust Depository Reserve, 1.65%	230,164
	Total Short-Term Investments (Cost: $12,216,546)	12,216,546

	Total Investments (Cost: $111,711,027) (99.9%)	111,453,157
	Excess of Other Assets over Liabilities (0.1%)	126,559

	Net Assets (100.0%)	$111,579,716

Notes to the Schedule of Investments:
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Banking	29.3%
U.S. Government Agency Obligations	59.7
Short-Term Investments	10.9
Total	99.9%

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2008

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (73.1% of Net Assets)
$21,403,579	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$21,278,783
19,090,903	American Home Mortgage Assets (05-2-2A1A), 6.477%, due 01/25/36	17,227,207
2,457,558	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 6.266%, due 02/25/35	2,377,225
19,759,286	Bear Stearns Asset Backed Securities Trust (06-SD3-1A3), 6.5%, due 08/25/36	16,992,986
2,551,510	Countrywide Alternative Loan Trust (05-27-1A2), 6.062%, due 08/25/35	2,361,055
14,626,371	Countrywide Alternative Loan Trust (05-76-1A1), 6.142%, due 01/25/36	13,972,184
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	11,781,636
14,187,114	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	12,590,101
9,270,079	Countrywide Home Loan Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	9,114,876
3,666,904	Countrywide Home Loan Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	3,716,276
14,465,369	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 6.002%, due 09/20/36	14,169,368
2,089,398	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	2,080,454
25,263,320	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37	24,677,938
14,710	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	14,821
1,732,764	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,807,531
52,386	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	53,754
1,659,505	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,729,724
696,215	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	730,270
3,081,904	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	3,210,512
6,498,117	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	6,954,771
5,311,168	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	5,326,764
9,686,917	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	9,662,809
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,911,491
11,865,588	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	7,077,618
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 2.547%, due 07/15/33 (I/F) (TAC)	455,116
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,849,858
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 4.095%, due 09/15/33 (I/F)	3,014,163
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,810,374
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	16,706,181
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 2.646%, due 11/15/33 (I/F)	2,277,234
8,678,378	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	8,816,894
10,905,005	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	10,964,628
9,624,841	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,635,064
3,372,867	Federal Home Loan Mortgage Corp. (2801-PS), 0.952%, due 05/15/34 (I/F)	2,508,130
13,073,268	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	13,060,658
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	10,159,112
5,742,230	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	4,019,088
4,680,946	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	4,024,885

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value
$11,663,117	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	$11,617,516
14,398,679	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	14,424,984
9,473,644	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	9,417,469
3,546,083	Federal Home Loan Mortgage Corp. (2991-SH), 5.784%, due 07/15/33 (I/F)	4,005,218
6,812,526	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	6,859,397
12,031,004	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	11,596,585
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	9,991,597
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 1.842%, due 10/15/35 (I/F)	4,227,787
12,653,337	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	10,433,536
16,003,874	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	16,377,118
24,585,596	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	21,586,536
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,791,571
20,137,877	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	20,169,248
20,544,232	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	20,831,407
40,499,045	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	40,602,524
2,920,635	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,036,185
6,669,389	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,626,663
8,670,204	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	8,842,125
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,866,249
11,944,741	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	11,899,558
2,527,637	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,501,191
8,224,479	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	8,087,757
1,590,285	Federal National Mortgage Association (04-19-SP), 1%, due 06/25/33 (I/F)	1,279,344
3,141,580	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,092,376
4,083,840	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	4,073,907
10,205,815	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	10,174,902
11,099,926	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	11,048,476
4,980,151	Federal National Mortgage Association (04-52-SW), 3.72%, due 07/25/34 (I/F) (I/O)	496,323
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,676,941
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,857,717
10,077,310	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	10,034,517
14,150,639	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	14,130,153
11,023,201	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	10,859,420
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC)	9,759,631
6,484,902	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	6,443,424
12,203,795	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	11,865,788
10,467,903	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	10,079,888
16,004,928	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	15,878,558
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	17,848,088
9,347,381	Federal National Mortgage Association (07-88-FY), 3.836%, due 09/25/37	9,309,586
23,445,324	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	23,049,745

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value
$729,847	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)	$819,450
4,356,413	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	3,770,615
1,321,974	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,370,885
261,599	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	275,747
84,111	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	85,760
1,787,883	Government National Mortgage Association (02-41-SB), 2.041%, due 06/20/32 (I/F) (I/O)	126,366
4,190,322	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	4,344,433
2,298,711	Government National Mortgage Association (02-76-SG), 3.519%, due 10/16/29 (I/F) (I/O)	256,031
5,157,460	Government National Mortgage Association (03-42-SH), 2.591%, due 05/20/33 (I/F) (I/O)	444,214
9,174,636	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	9,259,649
2,327,199	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	2,053,235
9,675,674	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	9,726,357
9,185,879	Government National Mortgage Association (05-60-ZW), 5.5%, due 09/20/35	9,013,637
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36	16,800,000
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36	17,160,000
5,068,194	Harborview Mortgage Loan Trust (04-10-3A1A), 7.281%, due 01/19/35	5,014,128
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	26,932,449
8,499,300	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	6,732,440
3,079,140	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,031,727
18,000,000	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36	16,200,000
8,135,008	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	8,160,952
16,054,372	Residential Accredit Loans, Inc. (07-QS1-2A10), 6%, due 01/25/37	15,592,809
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	28,727,310
14,759,175	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	15,040,985
2,723,303	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,736,073
277,077	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	283,981
23,850,221	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.103%, due 03/25/36	24,176,862
	Total Collateralized Mortgage Obligations (Cost: $936,862,611)	965,008,639

	U.S. Government Agency Obligations (13.6%)
3,361,979	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.715%, due 11/01/34	3,394,815
22,865	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	23,635
292,509	Federal Home Loan Mortgage Corp., Pool #755363, 7.225%, due 09/01/30	302,934
349,740	Federal Home Loan Mortgage Corp., Pool #789924, 6.412%, due 11/01/32	357,947
9,182	Federal Home Loan Mortgage Corp., Pool #846317, 6.966%, due 08/01/26	9,301
80,451	Federal Home Loan Mortgage Corp., Pool #846510, 7.012%, due 04/01/25	84,248
156,929	Federal Home Loan Mortgage Corp., Pool #846732, 7.046%, due 01/01/30	160,027
145,230	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	147,611

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value
$175,502	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	$178,380
330,134	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	334,928
276,934	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	280,956
767,730	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	798,727
3,031,485	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	3,021,254
18,065,008	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	18,498,757
17,104,252	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	17,160,198
123,965	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	129,814
4,727,873	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,655,418
72,736	Federal National Mortgage Association, Pool #124410, 6.82%, due 07/01/22	74,748
574,736	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	599,148
994,343	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,023,500
2,677,920	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	2,747,307
18,869,541	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	18,925,560
485	Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09	499
19,141	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	19,758
55,748	Federal National Mortgage Association, Pool #348025, 7.045%, due 06/01/26	56,185
469,266	Federal National Mortgage Association, Pool #655819, 6.863%, due 08/01/32	483,040
311,605	Federal National Mortgage Association, Pool #661856, 6.782%, due 10/01/32	322,661
3,305,683	Federal National Mortgage Association, Pool #671133, 5.191%, due 02/01/33	3,407,908
782,475	Federal National Mortgage Association, Pool #672272, 4.937%, due 12/01/32	800,114
2,033,971	Federal National Mortgage Association, Pool #676766, 4.719%, due 01/01/33	2,047,125
1,420,081	Federal National Mortgage Association, Pool #687847, 4.53%, due 02/01/33	1,443,089
3,530,778	Federal National Mortgage Association, Pool #692104, 5.083%, due 02/01/33	3,629,798
3,289,637	Federal National Mortgage Association, Pool #699866, 4.383%, due 04/01/33	3,309,485
1,900,273	Federal National Mortgage Association, Pool #704454, 4.256%, due 05/01/33	1,905,784
1,914,349	Federal National Mortgage Association, Pool #708820, 4.611%, due 06/01/33	1,934,784
4,279,165	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	4,225,452
2,298,175	Federal National Mortgage Association, Pool #728824, 3.957%, due 07/01/33	2,292,740
4,432,719	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,503,642
16,543,723	Federal National Mortgage Association, Pool #745150, 4.5%, due 06/01/20	16,659,873
287,085	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	291,344
2,135,911	Federal National Mortgage Association, Pool #821915, 6.631%, due 06/01/35	2,158,747
15,133,006	Federal National Mortgage Association, Pool #838765, 5.203%, due 10/01/35	15,355,913
19,024,268	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	20,048,011
18,869,540	Federal National Mortgage Association, TBA, 5.5%, due 02/01/38 (1)	19,123,099
2,005,668	Government National Mortgage Association, Pool #80963, 5.625%, due 07/20/34	2,025,788
242,809	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	255,675
114,752	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,832
	Total U.S. Government Agency Obligations (Cost: $176,359,372)	179,330,559

See accompanying notes to financial statements.

Principal Amount	Fixed Income Securities	Value

	U.S. Treasury Securities (0.0%)
$112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	$110,710
	Total U.S. Treasury Securities (Cost: $107,960)	110,710

	Total Fixed Income Securities (Cost: $1,113,329,943) (86.7%)	1,144,449,908

	Short-Term Investments

6,700,000	American General Finance Corp., 3.08%, due 02/12/08 (Commercial Paper)	6,693,695
40,000,000	BNP Paribas Finance Corp., 3.248%, due 02/04/08 (Commercial Paper)	39,989,173
19,000,000	BNP Paribas Finance Corp., 3.859%, due 02/12/08 (Commercial Paper)	18,977,596
30,000,000	Calyon North America, Inc., 3.24%, due 02/05/08 (Commercial Paper)	29,989,200
30,000,000	Dresdner U.S. Finance, Inc., 3.17%, due 02/05/08 (Commercial Paper)	29,989,433
50,000,000	Goldman Sachs Group, Inc., 3.03%, due 02/05/08 (Commercial Paper)	49,983,167
34,000,000	HSBC Finance Corp., 3.12%, due 02/19/08 (Commercial Paper)	33,946,960
12,590,000	HSBC Finance Corp., 3.6%, due 02/12/08 (Commercial Paper)	12,576,151
50,000,000	Lehman Brothers, Inc., 3.22%, due 02/01/08 (Commercial Paper)	50,000,000
19,290,000	Rabobank Financial Co., 3.02%, due 02/07/08 (Commercial Paper)	19,280,291
12,100,000	Rabobank Financial Co., 3.09%, due 02/04/08 (Commercial Paper)	12,096,884
37,958	State Street Bank & Trust Depository Reserve, 1.65%	37,958
25,000,000	UBS AG, 3.26%, due 02/04/08 (Commercial Paper)	24,993,208
	Total Short-Term Investments (cost $328,553,716)	328,553,716

	Total Investments (Cost: $1,441,883,659) (111.6%)	1,473,003,624
	Liabilities in Excess of Other Assets (-11.6%)	(152,716,388)

	Net Assets (100.0%)	$1,320,287,236

Notes to the Schedule of Investments:
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
(1)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount will be determined upon settlement when the security is delivered to the Fund.

See accompanying notes to financial statements.

Industry	Percentage of Net Assets
Banking	21.2%
Financial Services	10.3
Private Mortgage-Backed Securities	2.5
U.S. Government Agency Obligations	52.7
U.S. Government Obligations	0.0
Short-Term Investments	24.9
Total	111.6%

See accompanying notes to financial statements.

TCW Funds, Inc.

U.S. Fixed Income

Notes to Schedules of Investments (Unaudited)	January 31, 2008

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 27 no-load mutual funds (the “Funds”).  TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940.  Each Fund has distinct investment objectives.   The following are the objectives for the 5 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund
TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds
TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value.

Other short-term debt securities, other than those held by the TCW Money Market Fund, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There were no repurchase agreements outstanding at January 31, 2008.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2008.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability.  The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2008.  The loans were collateralized with cash which was invested in a money market fund (amounts in thousands).

	Market Value of
	Loaned
	Securities	Collateral Value
TCW Core Fixed Income Fund	$32,160	$32,812
TCW High Yield Bond Fund	15,994	16,339

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At January 31, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW	TCW
	Core Fixed	High Yield	Short Term	Total Return
	Income Fund	Bond Fund	Bond Fund	Bond Fund

Unrealized Appreciation	$3,979	$12	$708	$40,472
Unrealized (Depreciation)	(378)	(4,111)	(966)	(9,352)
Net Unrealized Appreciation	$3,601	$(4,099)	$(258)	$31,120
Cost of Investments for Federal Income Tax Purposes	$150,208	$75,568	$111,711	$1,441,884

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A issues) at January 31, 2008.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ William C. Sonneborn
William C. Sonneborn President and Chief Executive Officer

Date	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William C. Sonneborn
William C. Sonneborn
President and Chief Executive Officer

Date	March 26, 2008

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Treasurer and Chief Financial Officer

Date	March 26, 2008